UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	March 31, 2015

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Semi-Annual Report

March 31, 2015

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	16
U.S. Privacy Policy	25
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Core Fixed Income Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2015

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Expense Example (unaudited)

Core Fixed Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/14	Actual Ending Account Value 3/31/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Fixed Income Portfolio Class I	$1,000.00	$1,027.30	$1,022.49	$2.48	$2.47	0.49%
Core Fixed Income Portfolio Class A	1,000.00	1,025.30	1,020.74	4.24	4.23	0.84
Core Fixed Income Portfolio Class L	1,000.00	1,023.70	1,019.45	5.55	5.54	1.10

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (92.0%)
Agency Fixed Rate Mortgages (28.0%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.00%, 12/1/41	$185	$199
6.00%, 5/1/37 - 11/1/37	64	73
7.50%, 5/1/35	35	43
8.00%, 8/1/32	20	26
8.50%, 8/1/31	31	38
Federal National Mortgage Association,
April TBA:
3.50%, 4/1/45 (a)	850	893
Conventional Pools:
3.50%, 12/1/42	6	6
4.00%, 11/1/41 - 12/1/41	790	847
4.50%, 8/1/40 - 7/1/41	973	1,072
5.50%, 4/1/34 - 2/1/38	476	538
6.00%, 1/1/38	47	53
6.50%, 7/1/29 - 11/1/32	125	146
7.00%, 10/1/31 - 12/1/31	1	1
7.50%, 8/1/37	63	80
8.00%, 4/1/33	44	56
8.50%, 10/1/32	45	57
		4,128
Asset-Backed Securities (2.2%)
Chase Issuance Trust
1.59%, 2/18/20	200	202
CVS Pass-Through Trust
6.04%, 12/10/28	103	122
		324
Collateralized Mortgage Obligations — Agency Collateral Series (3.7%)
Federal National Mortgage Association,
IO
6.22%, 9/25/20 (b)	298	62
IO REMIC
6.43%, 9/25/38 (b)	393	55
REMIC
9.26%, 10/25/41 (b)(c)	53	55
Government National Mortgage Association,
IO
0.83%, 8/20/58 (b)	2,715	79
3.50%, 5/20/43	544	103
5.00%, 2/16/41	102	19
5.93%, 8/16/42 (b)	510	95
5.97%, 6/20/43 (b)	524	83
		551
Corporate Bonds (37.2%)
Finance (18.5%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	120	125
ACE INA Holdings, Inc.
3.35%, 5/15/24 (d)	100	104
	Face Amount (000)	Value (000)
Aegon N.V.
4.63%, 12/1/15	$75	$77
American International Group, Inc.
4.88%, 6/1/22	75	85
AvalonBay Communities, Inc.
2.95%, 9/15/22	75	75
Bank of America Corp.,
MTN
4.00%, 1/22/25	80	81
4.20%, 8/26/24	25	26
4.25%, 10/22/26	23	24
5.00%, 1/21/44 (d)	20	23
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24 (d)	100	107
BNP Paribas SA
5.00%, 1/15/21	60	68
Boston Properties LP,
3.80%, 2/1/24	10	11
3.85%, 2/1/23	100	106
Brookfield Asset Management, Inc.
5.80%, 4/25/17	50	54
Capital One Financial Corp.
2.45%, 4/24/19 (d)	25	25
Citigroup, Inc.,
5.50%, 9/13/25	50	57
6.68%, 9/13/43	20	27
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88%, 2/8/22	75	81
Credit Suisse
6.00%, 2/15/18	60	67
Discover Financial Services
3.95%, 11/6/24	25	26
ERP Operating LP
3.00%, 4/15/23	55	55
General Electric Capital Corp.,
MTN
5.88%, 1/14/38	25	32
Series G
6.00%, 8/7/19 (d)	115	135
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	55	72
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	85	98
HSBC Finance Corp.
6.68%, 1/15/21	100	119
HSBC USA, Inc.
3.50%, 6/23/24	100	105
JPMorgan Chase & Co.
3.20%, 1/25/23	95	97
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (e)	25	27
Pacific LifeCorp
6.00%, 2/10/20 (e)	50	57

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	$60	$63
Principal Financial Group, Inc.
8.88%, 5/15/19	100	126
Realty Income Corp.
4.65%, 8/1/23	50	55
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	120	121
State Street Corp.
3.10%, 5/15/23	60	61
TD Ameritrade Holding Corp.
3.63%, 4/1/25 (d)	25	26
UnitedHealth Group, Inc.
2.88%, 3/15/23	125	128
Wells Fargo & Co.,
Series M
3.45%, 2/13/23	100	102
		2,728
Industrials (16.8%)
21st Century Fox America, Inc.
4.75%, 9/15/44 (d)	50	56
Actavis Funding SCS,
3.80%, 3/15/25	5	5
4.75%, 3/15/45	25	27
Altera Corp.
2.50%, 11/15/18	100	103
Altria Group, Inc.,
2.85%, 8/9/22 (d)	55	55
5.38%, 1/31/44	5	6
Amazon.com, Inc.
1.20%, 11/29/17 (d)	100	100
Amgen, Inc.
5.15%, 11/15/41	25	29
Anadarko Petroleum Corp.
6.45%, 9/15/36	50	62
Apple, Inc.
3.85%, 5/4/43	25	25
Barrick Gold Corp.
4.10%, 5/1/23	50	49
Becton Dickinson and Co.
3.73%, 12/15/24	35	37
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	25	29
BP Capital Markets PLC,
3.25%, 5/6/22	50	52
3.51%, 3/17/25 (d)	25	26
Caterpillar, Inc.
3.80%, 8/15/42 (d)	25	25
Coca-Cola Co.
3.20%, 11/1/23 (d)	50	52
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.
5.15%, 3/15/42	25	26
	Face Amount (000)	Value (000)
Ensco PLC
5.75%, 10/1/44 (d)	$25	$24
Freeport-McMoRan, Inc.
3.88%, 3/15/23	20	19
Gilead Sciences, Inc.
4.80%, 4/1/44	25	29
Goldcorp, Inc.
3.70%, 3/15/23 (d)	37	37
Home Depot, Inc.
5.88%, 12/16/36	50	66
Kinder Morgan, Inc.,
4.30%, 6/1/25 (d)	25	26
5.55%, 6/1/45	25	26
LyondellBasell Industries N.V.
4.63%, 2/26/55	25	25
Merck & Co., Inc.
2.80%, 5/18/23 (d)	50	51
Motorola Solutions, Inc.
4.00%, 9/1/24 (d)	25	26
NBC Universal Media LLC
5.95%, 4/1/41	25	33
Noble Energy, Inc.
5.05%, 11/15/44 (d)	25	26
Omnicom Group, Inc.
3.65%, 11/1/24	15	16
Oracle Corp.
3.40%, 7/8/24	25	26
Penske Truck Leasing Co., LP/PTL Finance Corp.
3.38%, 2/1/22 (d)(e)	25	25
PepsiCo, Inc.
3.60%, 3/1/24 (d)	50	53
Phillips 66 Partners LP
4.68%, 2/15/45	25	25
Quest Diagnostics, Inc.
2.70%, 4/1/19	250	255
Sanofi
4.00%, 3/29/21	60	66
Spectra Energy Capital LLC
3.30%, 3/15/23 (d)	25	24
Telstra Corp., Ltd.
3.13%, 4/7/25	25	25
Tiffany & Co.
4.90%, 10/1/44 (e)	25	26
Time Warner Cable, Inc.
4.50%, 9/15/42 (d)	25	26
Toyota Motor Credit Corp.
2.75%, 5/17/21	50	52
Tyson Foods, Inc.
3.95%, 8/15/24	5	5
United Airlines Pass-Through Trust,
Series A
3.75%, 3/3/28 (d)	25	26
4.00%, 10/11/27 (d)	100	105

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Verizon Communications, Inc.,
4.67%, 3/15/55 (e)	$65	$64
5.01%, 8/21/54	55	57
6.55%, 9/15/43	7	9
Volkswagen International Finance N.V.
2.38%, 3/22/17 (e)	115	118
Wesfarmers Ltd.,
1.87%, 3/20/18 (e)	55	55
2.98%, 5/18/16 (e)	85	87
Yum! Brands, Inc.
3.88%, 11/1/20	175	187
		2,484
Utilities (1.9%)
Buckeye Partners LP
4.15%, 7/1/23	75	74
EnLink Midstream Partners LP
2.70%, 4/1/19	50	50
Jersey Central Power & Light Co.
4.70%, 4/1/24 (d)(e)	75	82
PPL WEM Holdings Ltd.
3.90%, 5/1/16 (e)	75	77
		283
		5,495
Sovereign (1.4%)
Credit Mutuel - CIC Home Loan SFH
1.50%, 11/16/17 (e)	200	201
U.S. Treasury Securities (19.5%)
U.S. Treasury Bonds,
2.75%, 11/15/42	425	442
3.00%, 5/15/42	405	442
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	373	376
U.S. Treasury Notes,
0.63%, 8/15/16	600	602
1.50%, 5/31/19	1,000	1,011
		2,873
Total Fixed Income Securities (Cost $12,963)		13,572
	Shares
Short-Term Investments (15.5%)
Securities held as Collateral on Loaned Securities (7.3%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	852,025	852
	Face Amount (000)	Value (000)
Repurchase Agreements (1.5%)
Barclays Capital, Inc., (0.15%, dated 3/31/15, due 4/1/15; proceeds $64; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $66)	$64	$64
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $161; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $174)	161	161
		225
Total Securities held as Collateral on Loaned Securities (Cost $1,077)		1,077
	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $318)	317,727	318
	Face Amount (000)
U.S. Treasury Securities (6.0%)
U.S. Treasury Bills,
0.02%, 6/18/15 (f)(g)	$48	48
0.07%, 6/18/15 (f)(g)	96	96
U.S. Treasury Note,
0.25%, 7/31/15	750	750
Total U.S. Treasury Securities (Cost $894)		894
Total Short-Term Investments (Cost $2,289)		2,289
Total Investments (107.5%) (Cost $15,252) Including $1,198 of Securities Loaned (h)		15,861
Liabilities in Excess of Other Assets (-7.5%)		(1,100)
Net Assets (100.0%)		$14,761

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.

(c)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2015.

(d)  All or a portion of this security was on loan at March 31, 2015.

(e)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)  Rate shown is the yield to maturity at March 31, 2015.

(g)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	1	$219	Jun-15	$1
U.S. Treasury 5 yr. Note	18	2,164	Jun-15	11
U.S. Treasury Ultra Bond	1	170	Jun-15	(—	@)
Short:
U.S. Treasury 10 yr. Note	4	(515)	Jun-15	(6)
				$6

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$250	1.00%	3/20/19	$5		$(9)	$(4)	BBB+
Barclays Bank PLC Yum! Brands, Inc.	Buy	250	1.00	12/20/18	(5)		(2)	(7)	BBB
		$500			$—	@	$(11)	$(11)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.26%	3/9/18	$4,000	$(22)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	3/9/20	1,100	(12)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	2.29	12/24/24	350	10
						$(24)

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

@  Value is less than $500.

LIBOR  London Interbank Offered Rate.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	27.9%
U.S. Treasury Securities	19.4
Finance	18.5
Industrials	16.8
Other***	9.2
Short-Term Investments	8.2
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $3,068,000 with net unrealized appreciation of approximately $6,000. Does not include open swap agreements with net unrealized depreciation of approximately $35,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Core Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $14,082)	$14,691
Investment in Security of Affiliated Issuer, at Value (Cost $1,170)	1,170
Total Investments in Securities, at Value (Cost $15,252)	15,861
Cash	36
Receivable for Investments Sold	917
Interest Receivable	89
Due from Adviser	47
Premium Paid on Open Swap Agreements	5
Receivable for Variation Margin on Futures Contracts	3
Receivable from Affiliate	—	@
Other Assets	29
Total Assets	16,987
Liabilities:
Collateral on Securities Loaned, at Value	1,113
Payable for Investments Purchased	917
Payable for Sub Transfer Agency Fees — Class I	54
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Professional Fees	52
Unrealized Depreciation on Swap Agreements	11
Payable for Portfolio Shares Redeemed	11
Payable for Custodian Fees	8
Payable for Trustees' Fees and Expenses	7
Premium Received on Open Swap Agreements	5
Payable for Variation Margin on Swap Agreements	5
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	41
Total Liabilities	2,226
Net Assets	$14,761
Net Assets Consist Of:
Paid-in-Capital	$50,620
Accumulated Undistributed Net Investment Income	270
Accumulated Net Realized Loss	(36,709)
Unrealized Appreciation (Depreciation) on:
Investments	609
Futures Contracts	6
Swap Agreements	(35)
Net Assets	$14,761

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Core Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2015 (000)
CLASS I:
Net Assets	$14,320
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,393,088
Net Asset Value, Offering and Redemption Price Per Share	$10.28
CLASS A:
Net Assets	$390
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	37,636
Net Asset Value, Redemption Price Per Share	$10.35
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.46
Maximum Offering Price Per Share	$10.81
CLASS L:
Net Assets	$51
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,925
Net Asset Value, Offering and Redemption Price Per Share	$10.33
(1) Including: Securities on Loan, at Value:	$1,198

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Core Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2015 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$228
Income from Securities Loaned — Net	1
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	229
Expenses:
Professional Fees	54
Advisory Fees (Note B)	27
Registration Fees	19
Shareholder Reporting Fees	17
Custodian Fees (Note F)	15
Sub Transfer Agency Fees — Class I	11
Sub Transfer Agency Fees — Class A	— @
Pricing Fees	10
Administration Fees (Note C)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Trustees' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Other Expenses	9
Total Expenses	172
Expenses Reimbursed by Adviser (Note B)	(94)
Waiver of Advisory Fees (Note B)	(27)
Reimbursement of Class Specific Expenses — Class I (Note B)	(12)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	36
Net Investment Income	193
Realized Gain (Loss):
Investments Sold	85
Futures Contracts	6
Swap Agreements	(49)
Net Realized Gain	42
Change in Unrealized Appreciation (Depreciation):
Investments	197
Futures Contracts	8
Swap Agreements	(48)
Net Change in Unrealized Appreciation (Depreciation)	157
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	199
Net Increase in Net Assets Resulting from Operations	$392

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Core Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2015 (unaudited) (000)	Year Ended September 30, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$193	$1,046
Net Realized Gain	42	891
Net Change in Unrealized Appreciation (Depreciation)	157	145
Net Increase in Net Assets Resulting from Operations	392	2,082
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(275)	(1,206)
Class A:
Net Investment Income	(4)	(12)
Class L:
Net Investment Income	(— @)	(— @)
Total Distributions	(279)	(1,218)
Capital Share Transactions:(1)
Class I:
Subscribed	280	11,931
Distributions Reinvested	84	1,125
Redeemed	(503)	(48,180)
Class A:
Subscribed	254	100
Distributions Reinvested	3	12
Redeemed	(14)	(497)
Class L:
Subscribed	45	33
Distributions Reinvested	— @	— @
Redeemed	(4)	(33)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	145	(35,509)
Total Increase (Decrease) in Net Assets	258	(34,645)
Net Assets:
Beginning of Period	14,503	49,148
End of Period (Including Accumulated Undistributed Net Investment Income of $270 and $356)	$14,761	$14,503
(1) Capital Share Transactions:
Class I:
Shares Subscribed	27	1,176
Shares Issued on Distributions Reinvested	8	113
Shares Redeemed	(49)	(4,736)
Net Decrease in Class I Shares Outstanding	(14)	(3,447)
Class A:
Shares Subscribed	25	11
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(1)	(49)
Net Increase (Decrease) in Class A Shares Outstanding	24	(37)
Class L:
Shares Subscribed	4	3
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(— @@)	(3)
Net Increase (Decrease) in Class L Shares Outstanding	4	(— @@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Core Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.20		$10.02	$10.50	$10.08	$9.96	$9.49
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.28	0.26	0.29	0.34	0.34
Net Realized and Unrealized Gain (Loss)	0.05		0.21	(0.42)	0.48	0.08	0.45
Total from Investment Operations	0.27		0.49	(0.16)	0.77	0.42	0.79
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.31)	(0.32)	(0.35)	(0.30)	(0.32)
Net Asset Value, End of Period	$10.28		$10.20	$10.02	$10.50	$10.08	$9.96
Total Return++	2.73	%#	4.97%	(1.57)%	7.83%	4.34%	8.57%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,320		$14,350	$48,620	$57,013	$63,866	$75,651
Ratio of Expenses to Average Net Assets (1)	0.49	%+*	0.49%+	0.49%+	0.49%+	0.50%+	0.50	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.66	%+*	2.81%+	2.57%+	2.80%+	3.43%+	3.58	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%	0.00%§	0.00	%§
Portfolio Turnover Rate	30	%#	172%	187%	216%	234%	261%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.33	%*	1.47%	1.16%	0.97%	0.99%	0.67	%+
Net Investment Income to Average Net Assets	0.82	%*	1.83%	1.90%	2.32%	2.94%	3.41	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Core Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.27		$10.07	$10.56	$10.14	$10.01	$9.53
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.25	0.24	0.23	0.31	0.32
Net Realized and Unrealized Gain (Loss)	0.08		0.21	(0.43)	0.52	0.09	0.46
Total from Investment Operations	0.26		0.46	(0.19)	0.75	0.40	0.78
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.26)	(0.30)	(0.33)	(0.27)	(0.30)
Net Asset Value, End of Period	$10.35		$10.27	$10.07	$10.56	$10.14	$10.01
Total Return++	2.53	%#	4.61%	(1.89)%	7.55%	4.11%	8.47%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$390		$143	$518	$330	$44	$209
Ratio of Expenses to Average Net Assets (1)	0.84	%+*	0.84%+	0.75%+^	0.74%+	0.75%+	0.75	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.23	%+*	2.46%+	2.32%+^	2.25%+	3.18%+	3.33	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%	0.00%§	0.00	%§
Portfolio Turnover Rate	30	%#	172%	187%	216%	234%	261%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.28	%*	2.15%	1.44%	1.33%	1.24%	0.92	%+
Net Investment Income (Loss) to Average Net Assets	(0.21	)%*	1.15%	1.63%	1.66%	2.69%	3.16	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class A shares. Prior to September 16, 2013, the maximum ratio was 0.75% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Core Fixed Income Portfolio

	Class L
	Six Months Ended March 31, 2015		Year Ended September 30,			Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$10.24		$10.07	$10.55		$10.29
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.22	0.27		0.06
Net Realized and Unrealized Gain (Loss)	0.09		0.21	(0.48)		0.27
Total from Investment Operations	0.24		0.43	(0.21)		0.33
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.26)	(0.27)		(0.07)
Net Asset Value, End of Period	$10.33		$10.24	$10.07		$10.55
Total Return++	2.37	%#	4.34%	(2.05)%		3.23	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$51		$10	$10		$10
Ratio of Expenses to Average Net Assets (1)	1.10	%+*	1.09%+	1.00	%+^^	0.99	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.88	%+*	2.21%+	2.41	%+^^	1.45	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%		0.01	%*
Portfolio Turnover Rate	30	%#	172%	187%		216	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.62	%*	14.10%	2.21%		1.58	%*
Net Investment Income (Loss) to Average Net Assets	(5.64	)%*	(10.80)%	1.20%		0.86	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.00% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT'' or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers three classes of shares — Class I, Class A and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$4,128	$—	$4,128
Asset-Backed Securities	—	324	—	324
Collateralized Mortgage Obligations — Agency Collateral Series	—	551	—	551
Corporate Bonds	—	5,495	—	5,495
Sovereign	—	201	—	201
U.S. Treasury Securities	—	2,873	—	2,873
Total Fixed Income Securities	—	13,572	—	13,572
Short-Term Investments
Investment Company	1,170	—	—	1,170
Repurchase Agreements	—	225	—	225
U.S. Treasury Securities	—	894	—	894
Total Short-Term Investments	1,170	1,119	—	2,289
Futures Contracts	12	—	—	12
Interest Rate Swap Agreement	—	10	—	10
Total Assets	1,182	14,701	—	15,883
Liabilities:
Futures Contracts	(6)	—	—	(6)
Credit Default Swap Agreements	—	(11)	—	(11)
Interest Rate Swap Agreements	—	(34)	—	(34)
Total Liabilities	(6)	(45)	—	(51)
Total	$1,176	$14,656	$—	$15,832

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Portfolio did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$12	(a)
Swap Agreement	Variation Margin on Swap Agreement	Interest Rate Risk	10	(a)
Total			$22
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(6	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(11)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(34	)(a)
Total			$(51)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$6
Credit Risk	Swap Agreements	(3)
Interest Rate Risk	Swap Agreements	(46)
Total		$(43)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$8
Credit Risk	Swap Agreements	(5)
Interest Rate Risk	Swap Agreements	(43)
Total		$(40)

At March 31, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Swap Agreements	$—	$(11)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$11	$—	$—	$11

For the six months ended March 31, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$7,270,000
Swap Agreements:
Average monthly notional amount	$6,827,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,198	(d)	$—	$(1,198	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Portfolio received cash collateral of approximately $1,113,000, of which approximately $1,077,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2015, there was uninvested cash of approximately $36,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $108,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.50% for Class I shares, 0.85% for Class A shares and 1.10% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2015, approximately $27,000 of advisory fees were waived and approximately $108,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,468,000 and $1,087,000, respectively. For the six months ended March 31, 2015, purchases and sales of long-term U.S. Government securities were approximately $2,508,000 and $3,139,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2015 is as follows:

Value September 30, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value March 31, 2015 (000)
$1,889	$3,120	$3,839	$—	@	$1,170

@ Amount is less than $500

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From: Ordinary Income (000)	2013 Distributions Paid From: Ordinary Income (000)
$1,218	$1,671

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments for swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(30)	$30	$—

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

At September 30, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$351	$—

At March 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $644,000 and the aggregate gross unrealized depreciation is approximately $35,000 resulting in net unrealized appreciation of approximately $609,000.

At September 30, 2014, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$33,429	September 30, 2017
3,319	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $926,000.

I. Other: At March 31, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 12.3%, 21.0% and 75.3%, for Class I, Class A and Class L shares, respectively.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.   WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTFXDINCSAN
1182650 EXP 05.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 31, 2015

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	20
U.S. Privacy Policy	31
Trustee and Officer Information	34

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Core Plus Fixed Income Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2015

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/14	Actual Ending Account Value 3/31/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,028.80	$1,022.39	$2.58	$2.57	0.51%
Core Plus Fixed Income Portfolio Class A	1,000.00	1,027.90	1,020.64	4.35	4.33	0.86
Core Plus Fixed Income Portfolio Class L	1,000.00	1,026.00	1,019.45	5.56	5.54	1.10

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (96.5%)
Agency Adjustable Rate Mortgage (0.5%)
Federal National Mortgage Association, Conventional Pool:
2.33%, 5/1/35	$1,079		$1,154
Agency Fixed Rate Mortgages (20.9%)
Federal Home Loan Mortgage Corporation, April TBA:
3.00%, 4/1/45 (a)	2,270		2,316
3.50%, 4/1/45 (a)	3,167		3,319
Gold Pools:
6.00%, 10/1/36 - 8/1/38	555		632
6.50%, 3/1/16 - 8/1/33	262		305
7.00%, 6/1/28 - 11/1/31	63		67
Federal National Mortgage Association, April TBA:
3.00%, 4/1/30 (a)	1,006		1,055
3.50%, 4/1/30 - 4/1/45 (a)	4,277		4,503
4.00%, 4/1/45 (a)	1,077		1,152
4.50%, 4/1/45 (a)	3,461		3,776
Conventional Pools:
3.50%, 12/1/42	22		23
4.00%, 11/1/41 - 7/1/43	5,689		6,109
5.00%, 3/1/41	496		555
5.50%, 6/1/35 - 5/1/41	2,095		2,370
6.50%, 11/1/23 - 1/1/34	2,264		2,618
7.00%, 11/1/17 - 1/1/34	383		415
9.50%, 4/1/30	346		418
12.50%, 9/1/15	—	@	—	@
Government National Mortgage Association, April TBA:
3.50%, 4/20/45 (a)	7,094		7,466
4.00%, 4/20/45 (a)	2,820		3,005
4.50%, 4/20/45 (a)	2,450		2,662
Various Pools:
3.50%, 12/15/43	817		870
4.00%, 8/20/41 - 3/20/43	1,347		1,446
			45,082
Asset-Backed Securities (2.6%)
ContiMortgage Home Equity Loan Trust
8.10%, 8/15/25	31		30
CVS Pass-Through Trust
6.04%, 12/10/28	429		508
Mid-State Trust IV
8.33%, 4/1/30	15		16
Nationstar HECM Loan Trust
7.50%, 11/25/17 (b)	739		743
Silver Bay Realty Trust
3.73%, 9/17/31 (b)(c)	700		699
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	918		950
VOLT NPL X LLC
4.75%, 10/26/54 (b)	493		485
	Face Amount (000)	Value (000)
VOLT XIX LLC
5.00%, 4/25/55 (b)	$300	$294
VOLT XXII LLC
4.25%, 2/25/55 (b)	300	296
VOLT XXX LLC
4.75%, 10/25/57 (b)	400	394
VOLT XXXI LLC
4.50%, 2/25/55 (b)	400	394
VOLT XXXIII LLC
4.25%, 3/25/55 (b)	700	689
		5,498
Collateralized Mortgage Obligations — Agency Collateral Series (2.6%)
Federal Home Loan Mortgage Corporation, IO
0.66%, 1/25/21 (c)	9,488	270
IO REMIC
5.83%, 11/15/43 (c)	2,687	421
5.88%, 4/15/39 (c)	2,488	396
IO STRIPS
7.50%, 12/1/29	55	15
8.00%, 1/1/28	95	23
PAC REMIC
9.50%, 4/15/20	1	1
REMIC
3.50%, 12/15/42	3	3
Federal National Mortgage Association, IO
6.22%, 9/25/20 (c)	4,002	836
IO PAC REMIC
8.00%, 9/18/27	228	36
IO REMIC
6.00%, 7/25/33	181	32
6.43%, 9/25/38 (c)	1,870	260
IO STRIPS
6.50%, 9/25/29 - 12/25/29	931	194
8.00%, 4/25/24	244	41
8.50%, 10/25/25	80	19
9.00%, 11/25/26	73	19
REMIC
7.00%, 9/25/32	413	479
9.26%, 10/25/41 (c)(d)	237	243
63.50%, 9/25/20 (c)(d)	3	4
Government National Mortgage Association, IO
3.50%, 5/20/43	2,257	426
5.00%, 2/16/41	536	99
5.88%, 11/16/40 (c)	3,218	587
5.93%, 7/16/33 (c)	4,654	432
5.97%, 6/20/43 (c)	2,034	324
6.05%, 3/20/43 (c)	1,367	212
6.32%, 5/20/40 (c)	1,635	268
		5,640

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (6.9%)
Citigroup Commercial Mortgage Trust
3.12%, 9/15/17 (b)(c)(e)	$800	$743
COMM Mortgage Trust,
4.61%, 2/10/47 (b)(c)	575	578
4.91%, 4/10/47 (b)(c)	883	877
5.05%, 8/10/46 (b)(c)	800	822
IO
0.38%, 7/10/45 (c)	16,197	220
1.03%, 10/10/47 (c)	4,727	282
1.30%, 7/15/47 (c)	4,258	329
Commercial Mortgage Trust
5.48%, 3/10/39	450	475
Credit Suisse Mortgage Trust
4.33%, 3/15/17	200	200
GS Mortgage Securities Trust,
4.77%, 8/10/46 (b)(c)	500	505
IO
0.90%, 9/10/47 (c)	5,965	354
HILT Mortgage Trust
3.92%, 7/15/29 (b)(c)	600	596
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,135	1,079
5.46%, 12/12/43	600	620
IO
0.58%, 4/15/46 (c)	6,956	284
1.17%, 7/15/47 (c)	10,703	709
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	775	739
IO
1.13%, 8/15/47 (c)	4,577	355
LB-UBS Commercial Mortgage Trust
6.35%, 9/15/45 (c)	550	590
Wells Fargo Commercial Mortgage Trust
3.94%, 8/15/50 (b)	945	851
WF-RBS Commercial Mortgage Trust,
3.43%, 6/15/45	966	1,031
3.80%, 11/15/47	950	843
3.99%, 5/15/47 (b)	580	530
4.14%, 5/15/45 (b)(c)	425	413
4.98%, 9/15/46 (b)(c)	805	825
		14,850
Corporate Bonds (34.2%)
Finance (13.1%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	490	511
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	600	632
ACE INA Holdings, Inc.
3.35%, 5/15/24	400	418
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (b)(f)	380	383
	Face Amount (000)	Value (000)
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	$275	$291
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.13%, 3/30/20	500	498
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	250	254
American International Group, Inc.,
4.88%, 6/1/22	275	313
6.40%, 12/15/20	146	177
American Realty Capital Properties, Inc.
3.00%, 8/1/18	525	512
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)(f)	400	437
Bank of America Corp., MTN
4.00%, 1/22/25	830	838
4.20%, 8/26/24	225	233
4.25%, 10/22/26	113	117
5.00%, 1/21/44	180	207
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24	400	429
Barclays Bank PLC
3.75%, 5/15/24 (f)	475	501
BNP Paribas SA,
4.25%, 10/15/24 (f)	200	206
5.00%, 1/15/21	175	199
Boston Properties LP
3.80%, 2/1/24 (f)	175	184
BPCE SA
5.15%, 7/21/24 (b)	600	642
Brookfield Asset Management, Inc.
5.80%, 4/25/17	235	254
Capital One Bank, USA NA
3.38%, 2/15/23	366	371
Capital One Financial Corp.
2.45%, 4/24/19	150	152
Citigroup, Inc.,
4.05%, 7/30/22	165	173
5.50%, 9/13/25	325	369
6.68%, 9/13/43	120	161
8.13%, 7/15/39	175	276
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	300	340
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.95%, 11/9/22	650	674
Credit Agricole SA,
3.88%, 4/15/24 (b)(f)	500	531
7.88%, 1/23/24 (b)(c)(f)(g)	200	212
Credit Suisse AG
6.50%, 8/8/23 (b)	425	486
DBS Group Holdings Ltd.
2.25%, 7/16/19 (b)(f)	525	532
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Discover Bank
7.00%, 4/15/20	$250	$297
Discover Financial Services
3.95%, 11/6/24	300	309
General Electric Capital Corp., MTN
5.88%, 1/14/38	235	305
Series G
6.00%, 8/7/19	694	812
Genworth Holdings, Inc.
7.20%, 2/15/21	375	391
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	490	645
MTN
4.80%, 7/8/44	175	195
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	425	500
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	741
HBOS PLC, Series G
6.75%, 5/21/18 (b)	813	912
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	350	351
HSBC Finance Corp.
6.68%, 1/15/21	420	499
HSBC Holdings PLC,
4.25%, 3/14/24 (f)	200	210
6.38%, 9/17/24 (c)(f)(g)	200	205
HSBC USA, Inc.
3.50%, 6/23/24	225	235
ING Bank N.V.
5.80%, 9/25/23 (b)	520	590
Intesa Sanpaolo SpA
5.25%, 1/12/24	410	462
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	380	371
JPMorgan Chase & Co.,
4.13%, 12/15/26 (f)	300	312
4.63%, 5/10/21	380	425
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	150	163
Lloyds Bank PLC
6.50%, 9/14/20 (b)(f)	400	471
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	490	578
Nationwide Building Society
6.25%, 2/25/20 (b)	645	767
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	450	508
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	210	220
	Face Amount (000)	Value (000)
Principal Financial Group, Inc.
1.85%, 11/15/17	$575	$580
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	613
Realty Income Corp.
3.25%, 10/15/22 (f)	400	402
Standard Chartered PLC
3.95%, 1/11/23 (b)	310	312
Swedbank AB
2.38%, 2/27/19 (b)	340	347
TD Ameritrade Holding Corp.
3.63%, 4/1/25 (f)	500	524
UnitedHealth Group, Inc.
2.88%, 3/15/23	800	820
Wells Fargo & Co.,
4.13%, 8/15/23	170	182
Series M
3.45%, 2/13/23	320	328
		28,105
Industrials (19.2%)
21st Century Fox America, Inc.
4.75%, 9/15/44 (f)	575	647
Actavis Funding SCS,
3.80%, 3/15/25	95	98
4.75%, 3/15/45	215	229
ADT Corp. (The)
3.50%, 7/15/22 (f)	500	456
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	600	647
Altria Group, Inc.
5.38%, 1/31/44	285	335
Amazon.com, Inc.
3.80%, 12/5/24 (f)	475	500
American Tower Corp.
4.70%, 3/15/22	241	259
Amgen, Inc.
5.15%, 11/15/41	198	229
Anadarko Petroleum Corp.
6.45%, 9/15/36	250	311
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24 (f)	475	503
Apple, Inc.,
3.85%, 5/4/43	125	127
4.45%, 5/6/44 (f)	300	336
AT&T, Inc.,
5.55%, 8/15/41	475	536
6.30%, 1/15/38	100	120
Baidu, Inc.
2.75%, 6/9/19	475	481
Barrick Gold Corp.
4.10%, 5/1/23 (f)	255	252

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Bayer US Finance LLC
3.38%, 10/8/24 (b)	$200	$208
Becton Dickinson and Co.
3.73%, 12/15/24	430	451
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	150	173
Bombardier, Inc.
6.13%, 1/15/23 (b)(f)	450	428
BP Capital Markets PLC,
3.25%, 5/6/22	600	619
3.51%, 3/17/25	375	383
Cardtronics, Inc.
5.13%, 8/1/22 (b)	375	372
Caterpillar, Inc.
3.80%, 8/15/42	300	306
CBS Corp.
4.60%, 1/15/45	175	179
CEVA Group PLC
7.00%, 3/1/21 (b)	370	361
CNH Industrial Capital LLC
3.25%, 2/1/17	309	309
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	540	528
Coca-Cola Co.
3.20%, 11/1/23	375	393
Continental Resources, Inc.
4.90%, 6/1/44 (f)	475	420
CSC Holdings LLC
5.25%, 6/1/24 (b)	450	460
DCP Midstream LLC
5.35%, 3/15/20 (b)(f)	225	220
Denbury Resources, Inc.
5.50%, 5/1/22	478	431
Devon Energy Corp.
4.75%, 5/15/42 (f)	125	134
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.
5.15%, 3/15/42	75	79
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	380	371
Ensco PLC
5.75%, 10/1/44 (f)	225	219
Experian Finance PLC
2.38%, 6/15/17 (b)	635	642
Family Tree Escrow LLC
5.75%, 3/1/23 (b)	325	344
FCA US LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	375	395
FMG Resources August 2006 Pty Ltd.
6.00%, 4/1/17 (b)(f)	395	390
Freeport-McMoRan, Inc.
3.88%, 3/15/23	170	158
	Face Amount (000)	Value (000)
General Motors Financial Co., Inc.,
3.15%, 1/15/20	$225	$228
4.38%, 9/25/21	400	425
Gilead Sciences, Inc.
4.80%, 4/1/44	300	347
Glencore Funding LLC
4.13%, 5/30/23 (b)	390	398
Goldcorp, Inc.
3.70%, 3/15/23 (f)	293	291
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	630	730
HCA, Inc.
4.75%, 5/1/23	445	463
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	525	590
Home Depot, Inc.
5.88%, 12/16/36	400	531
Illumina, Inc.
0.00%, 6/15/19 (b)(f)	328	364
Intel Corp.,
2.70%, 12/15/22 (f)	400	404
3.48%, 12/15/35 (f)	356	444
Kinder Morgan, Inc.,
4.30%, 6/1/25 (f)	650	669
5.55%, 6/1/45	300	318
Liberty Media Corp.
1.38%, 10/15/23 (f)	341	342
Lundin Mining Corp.
7.50%, 11/1/20 (b)	352	366
LyondellBasell Industries N.V.
4.63%, 2/26/55	300	300
MasTec, Inc.
4.88%, 3/15/23 (f)	515	484
MDC Partners, Inc.
6.75%, 4/1/20 (b)	420	444
Medtronic, Inc.
4.63%, 3/15/45 (b)	325	369
Motorola Solutions, Inc.
4.00%, 9/1/24 (f)	300	311
NBC Universal Media LLC,
2.88%, 1/15/23	250	254
5.95%, 4/1/41	150	197
NetApp, Inc.
2.00%, 12/15/17	200	201
Netflix, Inc.
5.50%, 2/15/22 (b)	480	493
Noble Energy, Inc.,
3.90%, 11/15/24 (f)	225	229
5.05%, 11/15/44 (f)	200	211
Noble Holding International Ltd.
6.95%, 4/1/45	150	143
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)	463	486

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Novartis Capital Corp.
4.40%, 5/6/44	$250	$289
Nuance Communications, Inc.
2.75%, 11/1/31	286	285
NVIDIA Corp.
1.00%, 12/1/18	550	651
Omnicom Group, Inc.
3.65%, 11/1/24	230	238
ON Semiconductor Corp., Series B
2.63%, 12/15/26	290	372
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	450	451
Penske Truck Leasing Co., LP/PTL Finance Corp.
3.38%, 2/1/22 (b)(f)	350	350
PepsiCo, Inc.
3.60%, 3/1/24	475	507
Philip Morris International, Inc.
2.50%, 8/22/22 (f)	495	492
Phillips 66 Partners LP
4.68%, 2/15/45	150	151
Quest Diagnostics, Inc.
2.70%, 4/1/19	1,000	1,018
QVC, Inc.
4.38%, 3/15/23	400	408
Rowan Cos., Inc.
5.85%, 1/15/44	175	151
RR Donnelley & Sons Co.
7.88%, 3/15/21	345	396
SanDisk Corp.
0.50%, 10/15/20 (f)	575	580
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 5/17/22 (b)	500	526
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	202
Spectra Energy Capital LLC
3.30%, 3/15/23 (f)	475	448
Target Corp.
4.00%, 7/1/42	150	160
Telstra Corp., Ltd.
3.13%, 4/7/25	240	242
Tiffany & Co.
4.90%, 10/1/44 (b)	100	103
Time Warner Cable, Inc.
4.50%, 9/15/42 (f)	475	489
Transocean, Inc.,
3.80%, 10/15/22 (f)	300	220
6.38%, 12/15/21 (f)	275	232
Tyson Foods, Inc.
3.95%, 8/15/24 (f)	125	132
	Face Amount (000)	Value (000)
United Airlines Pass-Through Trust, Series A
3.75%, 3/3/28	$325	$339
4.00%, 10/11/27 (f)	675	712
United Rentals North America, Inc.
5.75%, 11/15/24 (f)	370	384
United Technologies Corp.
4.50%, 6/1/42	165	184
Verizon Communications, Inc.,
4.67%, 3/15/55 (b)	775	762
5.01%, 8/21/54	658	686
6.55%, 9/15/43	81	106
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	190	195
Wal-Mart Stores, Inc.
5.25%, 9/1/35	290	360
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	390	399
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/1/25 (b)	430	438
Yahoo!, Inc.
0.00%, 12/1/18	550	596
Yum! Brands, Inc.
3.88%, 11/1/20	700	746
Zimmer Holdings, Inc.
5.75%, 11/30/39	220	264
		41,335
Utilities (1.9%)
CEZ AS
4.25%, 4/3/22 (b)	210	228
DCP Midstream Operating LP
3.88%, 3/15/23	375	339
Delmarva Power & Light Co.
4.00%, 6/1/42	475	502
EnLink Midstream Partners LP
2.70%, 4/1/19	400	400
Exelon Generation Co., LLC
6.25%, 10/1/39	445	540
Jersey Central Power & Light Co.
4.70%, 4/1/24 (b)(f)	700	765
PPL WEM Holdings Ltd.
3.90%, 5/1/16 (b)	375	386
State Grid Overseas Investment 2013 Ltd.
3.13%, 5/22/23 (b)	540	547
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23 (f)	475	479
		4,186
		73,626

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (8.3%)
Banc of America Alternative Loan Trust,
0.82%, 7/25/46 (c)		$420	$285
5.50%, 10/25/35		1,905	1,778
5.86%, 10/25/36		884	590
5.91%, 10/25/36 (c)		1,542	1,027
6.00%, 4/25/36		387	399
Banc of America Funding Trust
0.54%, 8/25/36 (c)		88	76
Chaseflex Trust
6.00%, 2/25/37		1,269	1,119
Fannie Mae Connecticut Avenue Securities
5.07%, 11/25/24 (c)		698	737
First Horizon Alternative Mortgage Securities Trust
6.25%, 8/25/36		752	614
Freddie Mac Structured Agency Credit Risk Debt Notes,
3.92%, 9/25/24 (c)		352	345
4.17%, 8/25/24 (c)		312	314
4.42%, 11/25/23 (c)		700	720
4.72%, 10/25/24 (c)		948	982
Grifonas Finance PLC
0.39%, 8/28/39 (c)	EUR	516	388
GSMSC Pass-Through Trust
7.50%, 9/25/36 (b)(c)		$1,094	934
HarborView Mortgage Loan Trust
0.37%, 1/19/38 (c)		324	276
Impac CMB Trust
0.91%, 4/25/35 (c)		343	259
JP Morgan Mortgage Trust,
2.77%, 6/25/37 (c)		307	283
6.00%, 6/25/37		313	303
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36		1,571	1,531
6.50%, 9/25/37		1,659	1,423
RALI Trust,
0.36%, 12/25/36 (c)		917	714
5.50%, 12/25/34		1,208	1,219
6.00%, 11/25/36		262	206
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)		860	874
Washington Mutual Mortgage Pass-Through Certificates Trust
0.90%, 4/25/47 (c)		702	565
			17,961
Municipal Bonds (1.2%)
City of Chicago, IL, O'Hare International Airport Revenue
6.40%, 1/1/40		255	348
City of New York, NY, Series G-1
5.97%, 3/1/36		270	353
	Face Amount (000)		Value (000)
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34		$477	$634
Municipal Electric Authority of Georgia,
6.64%, 4/1/57		283	371
6.66%, 4/1/57		320	419
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27		320	379
			2,504
Sovereign (6.8%)
Brazil Notas do Tesouro Nacional, Series F
10.00%, 1/1/25	BRL	5,850	1,546
Brazilian Government International Bond,
5.00%, 1/27/45		$244	227
5.63%, 1/7/41 (f)		132	135
EUROFIMA, MTN
6.25%, 12/28/18	AUD	1,190	1,030
Hellenic Republic Government Bond,
3.00%, 2/24/25 (h)	EUR	250	145
3.38%, 7/17/17 (b)		4	3
Hungary Government Bond,
5.50%, 6/24/25	HUF	160,000	681
6.00%, 11/24/23		180,000	779
Hungary Government International Bond
5.38%, 3/25/24		$202	227
Italy Buoni Poliennali Del Tesoro
2.35%, 9/15/24 (b)	EUR	1,771	2,329
KazMunayGas National Co., JSC
6.38%, 4/9/21 (b)		$900	902
Mexico Government International Bond
3.63%, 3/15/22		868	903
Pertamina Persero PT
4.88%, 5/3/22		1,725	1,801
Petroleos de Venezuela SA
6.00%, 11/15/26		550	174
Petroleos Mexicanos
6.38%, 1/23/45		400	448
Portugal Obrigacoes do Tesouro OT
3.88%, 2/15/30 (b)	EUR	1,040	1,376
Spain Government Inflation Linked Bond
1.00%, 11/30/30 (b)		1,315	1,568
Turkey Government Bond
9.00%, 7/24/24	TRY	1,021	411
			14,685
U.S. Agency Securities (1.6%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19		$2,520	2,766
6.75%, 3/15/31		470	719
			3,485

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (10.9%)
U.S. Treasury Bonds,
2.75%, 11/15/42	$5,100	$5,301
3.13%, 2/15/43	2,000	2,234
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	5,364	5,409
U.S. Treasury Note 1.50%, 5/31/19	10,300	10,412
		23,356
Total Fixed Income Securities (Cost $202,124)		207,841
	Shares
Short-Term Investments (19.8%)
Securities held as Collateral on Loaned Securities (5.7%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	9,688,487	9,688
	Face Amount (000)
Repurchase Agreements (1.2%)
Barclays Capital, Inc., (0.15%, dated 3/31/15, due 4/1/15; proceeds $731; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $746)	$731	731
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $1,828; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $1,974)	1,828	1,828
		2,559
Total Securities held as Collateral on Loaned Securities (Cost $12,247)		12,247
	Shares
Investment Company (13.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $28,905)	28,904,541	28,905
	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.7%)
U.S. Treasury Bills,
0.02%, 6/18/15 (i)(j)	$760	$760
0.03%, 6/18/15 (i)(j)	65	65
0.07%, 6/18/15 (i)(j)	663	663
Total U.S. Treasury Securities (Cost $1,488)		1,488
Total Short-Term Investments (Cost $42,640)		42,640
Total Investments (116.3%) (Cost $244,764) Including $14,885 of Securities Loaned (k)		250,481
Liabilities in Excess of Other Assets (-16.3%)		(35,030)
Net Assets (100.0%)		$215,451

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2015.

(e)  When-issued security.

(f)  All or a portion of this security was on loan at March 31, 2015.

(g)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2015.

(h)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

(i)  Rate shown is the yield to maturity at March 31, 2015.

(j)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(k)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

@  Value is less than $500.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	AUD	1,362	$1,037	4/7/15	USD	1,060	$1,060	$23
Citibank NA	USD	31	31	4/7/15	EUR	28	30	(1)
HSBC Bank PLC	EUR	1,675	1,802	4/7/15	USD	1,877	1,877	75
HSBC Bank PLC	EUR	1,358	1,460	4/7/15	USD	1,473	1,473	13
HSBC Bank PLC	HUF	79,008	283	4/7/15	USD	286	286	3
HSBC Bank PLC	MXN	74	5	4/7/15	USD	5	5	—	@
HSBC Bank PLC	USD	7	7	4/7/15	NOK	53	7	(—	@)
HSBC Bank PLC	USD	307	307	4/7/15	PLN	1,159	306	(1)
HSBC Bank PLC	USD	468	468	4/7/15	ZAR	5,676	468	(—	@)
HSBC Bank PLC	ZAR	14,704	1,212	4/7/15	USD	1,268	1,268	56
JPMorgan Chase Bank NA	CAD	6	4	4/7/15	USD	4	4	—	@
JPMorgan Chase Bank NA	EUR	2,178	2,342	4/7/15	USD	2,437	2,437	95
JPMorgan Chase Bank NA	SEK	15	2	4/7/15	USD	2	2	—	@
JPMorgan Chase Bank NA	TRY	1,150	442	4/7/15	USD	454	454	12
JPMorgan Chase Bank NA	USD	44	44	4/7/15	EUR	41	45	1
UBS AG	BRL	5,125	1,604	4/7/15	USD	1,768	1,768	164
UBS AG	EUR	403	434	4/7/15	USD	426	426	(8)
UBS AG	HUF	340,876	1,219	4/7/15	USD	1,205	1,205	(14)
UBS AG	PLN	5,297	1,397	4/7/15	USD	1,427	1,427	30
UBS AG	USD	22	22	4/7/15	EUR	21	22	—	@
UBS AG	USD	9	9	4/7/15	JPY	1,109	9	(—	@)
UBS AG	USD	6	6	4/7/15	NZD	9	6	(—	@)
UBS AG	USD	1,074	1,074	4/7/15	PLN	4,124	1,088	14
UBS AG	USD	719	719	4/7/15	ZAR	8,740	720	1
			$15,930				$16,393	$463

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	304	$36,544	Jun-15	$154
U.S. Treasury Ultra Bond	35	5,946	Jun-15	45
Short:
U.S. Treasury 2 yr. Note	27	(5,917)	Jun-15	(— @)
U.S. Treasury 10 yr. Note	156	(20,109)	Jun-15	(135)
U.S. Treasury Long Bond	11	(1,803)	Jun-15	(22)
				$42

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$995	1.00%	3/20/19	$19	$(38)	$(19)	BBB+
Barclays Bank PLC Yum! Brands, Inc.	Buy	950	1.00	12/20/18	(16)	(7)	(23)	BBB
Morgan Stanley & Co., LLC* CDX.IG.24	Buy	8,425	1.00	6/20/20	(160)	5	(155)	NR
		$10,370			$(157)	$(40)	$(197)

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.26%	3/9/18	$56,000	$(315)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	3/9/20	15,500	(170)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	2.29	12/24/24	5,000	148
						$(337)

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

NR    Not Rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

EUR  —  Euro

HUF  —  Hungarian Forint

JPY  —  Japanese Yen

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

SEK  —  Swedish Krona

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	18.9%
Industrials	17.4
Short-Term Investments	12.8
Finance	11.8
U.S. Treasury Securities	9.8
Other***	9.4
Mortgages — Other	7.5
Commercial Mortgage-Backed Securities	6.2
Sovereign	6.2
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $70,319,000 with net unrealized appreciation of approximately $42,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $463,000 and does not include open swap agreements with net unrealized depreciation of approximately $377,000.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $206,171)	$211,888
Investment in Security of Affiliated Issuer, at Value (Cost $38,593)	38,593
Total Investments in Securities, at Value (Cost $244,764)	250,481
Cash	413
Receivable for Investments Sold	16,683
Interest Receivable	1,452
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	487
Receivable for Portfolio Shares Sold	356
Receivable for Variation Margin on Futures Contracts	305
Premium Paid on Open Swap Agreements	19
Receivable from Affiliate	3
Tax Reclaim Receivable	1
Other Assets	67
Total Assets	270,267
Liabilities:
Payable for Investments Purchased	41,292
Collateral on Securities Loaned, at Value	12,660
Payable for Portfolio Shares Redeemed	261
Payable for Trustees' Fees and Expenses	131
Payable for Sub Transfer Agency Fees — Class I	99
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Advisory Fees	86
Payable for Variation Margin on Swap Agreements	71
Payable for Professional Fees	50
Unrealized Depreciation on Swap Agreements	45
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	24
Premium Received on Open Swap Agreements	16
Payable for Administration Fees	14
Payable for Custodian Fees	8
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	55
Total Liabilities	54,816
Net Assets	$215,451
Net Assets Consist Of:
Paid-in-Capital	$680,666
Accumulated Undistributed Net Investment Income	3,383
Accumulated Net Realized Loss	(474,437)
Unrealized Appreciation (Depreciation) on:
Investments	5,717
Futures Contracts	42
Swap Agreements	(377)
Foreign Currency Forward Exchange Contracts	463
Foreign Currency Translations	(6)
Net Assets	$215,451

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2015 (000)
CLASS I:
Net Assets	$210,787
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	20,066,012
Net Asset Value, Offering and Redemption Price Per Share	$10.50
CLASS A:
Net Assets	$4,324
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	411,016
Net Asset Value, Redemption Price Per Share	$10.52
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.47
Maximum Offering Price Per Share	$10.99
CLASS L:
Net Assets	$340
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	32,344
Net Asset Value, Offering and Redemption Price Per Share	$10.51
(1) Including: Securities on Loan, at Value:	$14,885

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2015 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,710
Dividends from Security of Affiliated Issuer (Note G)	15
Income from Securities Loaned — Net	15
Total Investment Income	3,740
Expenses:
Advisory Fees (Note B)	382
Administration Fees (Note C)	82
Sub Transfer Agency Fees — Class I	80
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Professional Fees	56
Custodian Fees (Note F)	35
Pricing Fees	24
Shareholder Reporting Fees	22
Registration Fees	20
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class L (Note D)	1
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Trustees' Fees and Expenses	3
Other Expenses	12
Total Expenses	728
Waiver of Advisory Fees (Note B)	(102)
Reimbursement of Class Specific Expenses — Class I (Note B)	(83)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(17)
Net Expenses	525
Net Investment Income	3,215
Realized Gain (Loss):
Investments Sold	1,601
Foreign Currency Forward Exchange Contracts	1,644
Foreign Currency Transactions	(13)
Futures Contracts	98
Swap Agreements	(818)
Net Realized Gain	2,512
Change in Unrealized Appreciation (Depreciation):
Investments	966
Foreign Currency Forward Exchange Contracts	(75)
Foreign Currency Translations	(2)
Futures Contracts	(17)
Swap Agreements	(640)
Net Change in Unrealized Appreciation (Depreciation)	232
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,744
Net Increase in Net Assets Resulting from Operations	$5,959

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2015 (unaudited) (000)	Year Ended September 30, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,215	$5,768
Net Realized Gain	2,512	4,661
Net Change in Unrealized Appreciation (Depreciation)	232	3,809
Net Increase in Net Assets Resulting from Operations	5,959	14,238
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(2,924)	(5,745)
Class A:
Net Investment Income	(42)	(93)
Class L:
Net Investment Income	(3)	(2)
Total Distributions	(2,969)	(5,840)
Capital Share Transactions:(1)
Class I:
Subscribed	27,574	23,107
Distributions Reinvested	2,920	5,736
Redeemed	(15,502)	(31,232)
Class A:
Subscribed	1,747	1,471
Distributions Reinvested	42	93
Redeemed	(464)	(1,926)
Class L:
Subscribed	225	14
Distributions Reinvested	2	2
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	16,544	(2,735)
Total Increase in Net Assets	19,534	5,663
Net Assets:
Beginning of Period	195,917	190,254
End of Period (Including Accumulated Undistributed Net Investment Income of $3,383 and $3,137)	$215,451	$195,917
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,648	2,271
Shares Issued on Distributions Reinvested	283	574
Shares Redeemed	(1,489)	(3,088)
Net Increase (Decrease) in Class I Shares Outstanding	1,442	(243)
Class A:
Shares Subscribed	168	146
Shares Issued on Distributions Reinvested	4	9
Shares Redeemed	(45)	(188)
Net Increase (Decrease) in Class A Shares Outstanding	127	(33)
Class L:
Shares Subscribed	22	1
Shares Issued on Distributions Reinvested	— @@	— @@
Net Increase in Class L Shares Outstanding	22	1

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.36		$9.91	$10.48	$9.92	$9.96	$9.41
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.31	0.32	0.39	0.38	0.34
Net Realized and Unrealized Gain (Loss)	0.14		0.45	(0.36)	0.63	(0.02)	0.57
Total from Investment Operations	0.30		0.76	(0.04)	1.02	0.36	0.91
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.31)	(0.53)	(0.46)	(0.40)	(0.36)
Net Asset Value, End of Period	$10.50		$10.36	$9.91	$10.48	$9.92	$9.96
Total Return++	2.88	%#	7.82%	(0.42)%	10.62%	3.74%	10.02%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$210,787		$192,868	$187,014	$227,331	$295,226	$434,657
Ratio of Expenses to Average Net Assets (1)	0.51	%+*^^	0.61%+	0.71%+^	0.62%+	0.66%+	0.51%+
Ratio of Net Investment Income to Average Net Assets (1)	3.12	%+*^^	3.02%+	3.14%+^	3.88%+	3.88%+	3.53%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.01%	0.01%	0.01%	0.00%§	0.01%
Portfolio Turnover Rate	169	%#	296%	226%	189%	225%	270%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.71	%*	0.81%	0.73%	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.92	%*	2.82%	3.12%	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.52% for Class I shares. Prior to October 6, 2014, the maximum ratio was 0.62% for Class I shares.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Core Plus Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.37		$9.93	$10.50	$9.94	$9.97	$9.40
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.27	0.29	0.37	0.36	0.31
Net Realized and Unrealized Gain (Loss)	0.15		0.45	(0.36)	0.62	(0.02)	0.57
Total from Investment Operations	0.29		0.72	(0.07)	0.99	0.34	0.88
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.28)	(0.50)	(0.43)	(0.37)	(0.31)
Net Asset Value, End of Period	$10.52		$10.37	$9.93	$10.50	$9.94	$9.97
Total Return++	2.79	%#	7.35%	(0.68)%	10.31%	3.57%	9.73%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,324		$2,941	$3,152	$3,673	$4,654	$5,732
Ratio of Expenses to Average Net Assets (1)	0.86	%+*^^	0.96%+	0.96%+^	0.87%+	0.91%+	0.76%+
Ratio of Net Investment Income to Average Net Assets (1)	2.73	%+*^^	2.67%+	2.89%+^	3.63%+	3.63%+	3.28%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.01%	0.01%	0.01%	0.00%§	0.01%
Portfolio Turnover Rate	169	%#	296%	226%	189%	225%	270%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.00	%*	1.11%	0.98%	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.59	%*	2.52%	2.87%	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class A shares. Prior to October 6, 2014, the maximum ratio was 0.97% for Class A shares.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
	Six Months Ended March 31,2015		Year Ended September 30,		Period from April 27, 2012†† to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	September 30, 2012
Net Asset Value, Beginning of Period	$10.37		$9.92	$10.49	$10.14
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.25	0.27	0.11
Net Realized and Unrealized Gain (Loss)	0.14		0.45	(0.36)	0.35
Total from Investment Operations	0.27		0.70	(0.09)	0.46
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.25)	(0.48)	(0.11)
Net Asset Value, End of Period	$10.51		$10.37	$9.92	$10.49
Total Return++	2.60	%#	7.19%	(0.95)%	4.59	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$340		$108	$88	$130
Ratio of Expenses to Average Net Assets (1)	1.10	%+*^^	1.21%+	1.21%+^	1.16	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.52	%+*^^	2.42%+	2.64%+^	2.60	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.01%	0.01%	0.01	%*
Portfolio Turnover Rate	169	%#	296%	226%	189	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.67	%*	3.10%	1.27%	N/A
Net Investment Income to Average Net Assets	1.95	%*	0.53%	2.58%	N/A

††  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.12% for Class L shares. Prior to October 6, 2014, the maximum ratio was 1.22% for Class L shares.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.22% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers three classes of shares — Class I, Class A and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock

Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$1,154	$—	$1,154
Agency Fixed Rate Mortgages	—	45,082	—	45,082
Asset-Backed Securities	—	5,498	—	5,498
Collateralized Mortgage Obligations — Agency Collateral Series	—	5,640	—	5,640
Commercial Mortgage-Backed Securities	—	14,850	—	14,850
Corporate Bonds	—	73,626	—	73,626
Mortgages — Other	—	17,961	—	17,961
Municipal Bonds	—	2,504	—	2,504
Sovereign	—	14,685	—	14,685
U.S. Agency Securities	—	3,485	—	3,485
U.S. Treasury Securities	—	23,356	—	23,356
Total Fixed Income Securities	—	207,841	—	207,841

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$38,593	$—	$—	$38,593
Repurchase Agreements	—	2,559	—	2,559
U.S. Treasury Securities	—	1,488	—	1,488
Total Short-Term Investments	38,593	4,047	—	42,640
Foreign Currency Forward Exchange Contracts	—	487	—	487
Futures Contracts	199	—	—	199
Credit Default Swap Agreement	—	5	—	5
Interest Rate Swap Agreement	—	148	—	148
Total Assets	38,792	212,528	—	251,320
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(24)	—	(24)
Futures Contracts	(157)	—	—	(157)
Credit Default Swap Agreements	—	(45)	—	(45)
Interest Rate Swap Agreements	—	(485)	—	(485)
Total Liabilities	(157)	(554)	—	(711)
Total	$38,635	$211,974	$—	$250,609

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Portfolio did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$487
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	199	(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	5	(a)
Swap Agreement	Variation Margin on Swap Agreement	Interest Rate Risk	148	(a)
Total			$839
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(24)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(157	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(45)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(485	)(a)
Total			$(711)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1,644
Interest Rate Risk	Futures Contracts	98
Credit Risk	Swap Agreements	(45)
Interest Rate Risk	Swap Agreements	(773)
Total		$924

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(75)
Interest Rate Risk	Futures Contracts	(17)
Credit Risk	Swap Agreements	(51)
Interest Rate Risk	Swap Agreements	(589)
Total		$(732)

At March 31, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$487	$(24)
Swap Agreements	—	(45)
Total	$487	$(69)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Citibank NA	$23	$(1)	$—	$22
HSBC Bank PLC	147	(1)	—	146
JPMorgan Chase Bank NA	108	—	—	108
UBS AG	209	(22)	—	187
Total	$487	$(24)	$—	$463
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$45	$—	$—	$45
Citibank NA	1	(1)	—	0
HSBC Bank PLC	1	(1)	—	0
UBS AG	22	(22)	—	0
Total	$69	$(24)	$—	$45

For the six months ended March 31, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$23,804,000
Futures Contracts:
Average monthly original value	$130,401,000
Swap Agreements:
Average monthly notional amount	$115,499,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$14,885	(d)	—	$(14,885	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Portfolio received cash collateral of approximately $12,660,000, of which approximately $12,247,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2015, there was uninvested cash of approximately $413,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $2,516,000 in the form of U.S. Government agency securities, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.300%

For the six months ended March 31, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.26% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.62% for Class I shares, 0.97% for Class A shares and 1.22% for Class L shares. Effective October 6, 2014, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses will not exceed 0.52% for Class I shares, 0.87% for Class A shares and 1.12% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2015, approximately $102,000 of advisory fees were waived and approximately $84,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $47,612,000 and $31,174,000, respectively. For the six months ended March 31, 2015, purchases and sales of long-term U.S. Government securities were approximately $305,259,000 and $304,436,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2015,

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

advisory fees paid were reduced by approximately $17,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2015 is as follows:

Value September 30, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2015 (000)
$35,341	$47,393	$44,141	$15	$38,593

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From: Ordinary Income (000)	2013 Distributions Paid From: Ordinary Income (000)
$5,840	$11,253

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at September 30, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$123	$2,516	$(2,639)

At September 30, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,775	$—

At March 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,622,000 and the aggregate gross unrealized depreciation is approximately $3,905,000 resulting in net unrealized appreciation of approximately $5,717,000.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

At September 30, 2014, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$15,680	September 30, 2015
5,336	September 30, 2016
254,264	September 30, 2017
201,462	September 30, 2018

Capital loss carryforwards of approximately $2,643,000 expired during the year ended September 30, 2014.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $4,745,000.

I. Other: At March 31, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 57.9%, 42.7% and 60.0%, for Class I, Class A and Class L shares, respectively.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

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IFTCPFISAN
1194282 EXP 5.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 31, 2015

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	31
Statement of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	35
Notes to Financial Statements	38
U.S. Privacy Policy	50
Trustee and Officer Information	53

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Strategist Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2015

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/14	Actual Ending Account Value 3/31/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$993.80	$1,021.29	$3.63	$3.68	0.73%
Global Strategist Portfolio Class A	1,000.00	991.70	1,019.80	5.11	5.19	1.03
Global Strategist Portfolio Class L	1,000.00	989.30	1,017.05	7.84	7.95	1.58

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (27.0%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal National Mortgage Association, Conventional Pool: 2.33%, 5/1/35	$34	$37
Agency Fixed Rate Mortgages (2.9%)
United States (2.9%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.50%, 4/1/45 (a)	1,680	1,761
Gold Pools:
6.00%, 11/1/37	154	176
6.50%, 5/1/32 - 9/1/32	183	209
7.50%, 5/1/35	9	11
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/30 (a)	469	492
3.50%, 4/1/30 (a)	447	474
4.50%, 4/1/45 (a)	487	531
Conventional Pools:
4.00%, 1/1/42	1,449	1,554
5.00%, 1/1/41 - 3/1/41	1,619	1,816
5.50%, 2/1/38	406	459
6.00%, 1/1/38	17	20
6.50%, 12/1/29	30	34
7.00%, 12/1/17 - 2/1/31	384	422
7.50%, 8/1/37	18	23
Government National Mortgage Association,
April TBA:
3.50%, 4/20/45 (a)	2,095	2,205
4.00%, 4/20/45 (a)	710	757
Various Pools:
3.50%, 12/15/43	540	575
4.00%, 8/20/41 - 11/20/42	887	952
5.50%, 8/15/39	157	179
		12,650
Asset-Backed Security (0.1%)
United States (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	360	426
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
United States (0.4%)
Federal Home Loan Mortgage Corporation,
2.40%, 6/25/22	1,625	1,654
2.79%, 1/25/22	75	78
2.97%, 10/25/21	90	95
IO
0.66%, 1/25/21 (b)	1,308	37
IO REMIC
5.88%, 4/15/39 (b)	156	25
	Face Amount (000)		Value (000)
Federal National Mortgage Association,
6.43%, 9/25/38 (b)		$123	$17
			1,906
Commercial Mortgage-Backed Securities (0.9%)
United States (0.9%)
COMM Mortgage Trust,
3.28%, 1/10/46		305	316
4.74%, 7/15/47 (b)(c)		152	147
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		376	386
Extended Stay America Trust,
2.96%, 12/5/31 (c)		325	333
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		100	112
4.57%, 7/15/47 (b)(c)		745	708
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)		205	188
4.56%, 9/15/47 (b)(c)		263	251
4.66%, 8/15/47 (b)		361	351
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	273
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		449	464
WF-RBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	332
			3,861
Corporate Bonds (6.9%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	511
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23		$170	182
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	318
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	205
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (c)		200	202
Telstra Corp., Ltd.,
3.13%, 4/7/25		135	136
Wesfarmers Ltd.,
2.98%, 5/18/16 (c)		245	251
			1,805
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		300	318
Brazil (0.0%)
Vale Overseas Ltd.,
6.88%, 11/10/39		50	49

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Canada (0.1%)
Barrick Gold Corp.,
4.10%, 5/1/23		$100	$99
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		295	319
Goldcorp, Inc.,
3.70%, 3/15/23		198	196
			614
Chile (0.1%)
ENTEL Chile SA,
4.75%, 8/1/26 (c)		250	258
4.88%, 10/30/24 (c)		200	209
			467
China (0.2%)
Baidu, Inc.,
3.25%, 8/6/18		225	234
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, 5/17/17 (c)(d)		217	221
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)(d)		200	198
			653
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23		270	290
France (0.5%)
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	400	457
BNP Paribas SA,
4.25%, 10/15/24		$250	258
5.00%, 1/15/21		95	108
BPCE SA,
5.15%, 7/21/24 (c)		450	482
Credit Agricole SA,
3.90%, 4/19/21	EUR	300	371
5.88%, 6/11/19		400	518
			2,194
Germany (0.0%)
Vier Gas Transport GmbH,
3.13%, 7/10/23		100	127
Hong Kong (0.0%)
Hutchison Whampoa International 14 Ltd.,
1.63%, 10/31/17 (c)		$200	199
Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16		415	443
Italy (0.2%)
Intesa Sanpaolo SpA,
4.13%, 4/14/20	EUR	400	496
Telecom Italia Finance SA,
7.75%, 1/24/33		80	129
	Face Amount (000)		Value (000)
UniCredit SpA,
4.25%, 7/29/16	EUR	350	$398
			1,023
Korea, Republic of (0.1%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)		$200	202
Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		375	380
Netherlands (0.4%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)		300	307
3.63%, 10/6/17	EUR	200	233
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA,
3.95%, 11/9/22		$250	259
Series G
3.75%, 11/9/20	EUR	300	365
ING Bank N.V.,
5.25%, 6/5/18		300	377
5.80%, 9/25/23 (c)		$240	272
			1,813
Spain (0.2%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	350	401
Telefonica Emisiones SAU,
4.71%, 1/20/20		300	382
			783
Sweden (0.3%)
Nordea Bank AB,
4.00%, 3/29/21		480	608
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (c)		$200	201
Swedbank AB,
1.75%, 3/12/18 (c)		270	271
			1,080
Switzerland (0.2%)
Credit Suisse,
6.00%, 2/15/18		90	100
Glencore Funding LLC,
4.13%, 5/30/23 (c)		200	204
Novartis Capital Corp.,
4.40%, 5/6/44		150	174
UBS AG,
7.50%, 7/15/25		380	499
			977
Thailand (0.1%)
PTT Exploration & Production PCL,
3.71%, 9/16/18 (c)		240	251
PTT PCL,
3.38%, 10/25/22 (c)		230	230
			481

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United Kingdom (1.0%)
Abbey National Treasury Services PLC,
4.00%, 3/13/24		$120	$129
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	350	415
Barclays Bank PLC,
6.00%, 1/23/18 - 1/14/21		275	345
BAT International Finance PLC,
9.50%, 11/15/18 (c)		$155	196
Diageo Capital PLC,
1.50%, 5/11/17		215	217
Experian Finance PLC,
2.38%, 6/15/17 (c)		400	404
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		100	136
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	361
HSBC Holdings PLC,
6.00%, 6/10/19		450	579
6.38%, 9/17/24 (b)(e)		$200	205
Imperial Tobacco Finance PLC,
8.38%, 2/17/16	EUR	400	461
Lloyds Bank PLC,
6.50%, 3/24/20		250	335
Nationwide Building Society,
6.25%, 2/25/20 (c)		$300	357
Royal Bank of Scotland PLC (The),
5.50%, 3/23/20	EUR	150	199
Standard Chartered PLC,
3.85%, 4/27/15 (c)		$260	261
			4,600
United States (2.7%)
Actavis Funding SCS,
3.80%, 3/15/25		55	57
Altria Group, Inc.,
2.85%, 8/9/22		25	25
5.38%, 1/31/44		155	182
Amgen, Inc.,
5.15%, 11/15/41		99	114
Apple, Inc.,
3.85%, 5/4/43		100	102
4.45%, 5/6/44		175	196
AT&T, Inc.,
6.30%, 1/15/38		150	180
Bank of America Corp.,
4.00%, 4/1/24		250	266
MTN
4.20%, 8/26/24		100	104
4.25%, 10/22/26		45	47
5.00%, 1/21/44		250	288
Bayer US Finance LLC,
3.38%, 10/8/24 (c)		200	208
	Face Amount (000)	Value (000)
Boston Properties LP,
3.85%, 2/1/23	$25	$26
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	195	215
Capital One Bank, USA NA,
3.38%, 2/15/23	546	554
Citigroup, Inc.,
5.50%, 9/13/25	250	284
6.13%, 5/15/18	107	120
6.68%, 9/13/43	20	27
8.13%, 7/15/39	175	276
Coca-Cola Co.,
3.20%, 11/1/23	250	262
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.15%, 3/15/42	25	26
Discover Bank,
2.00%, 2/21/18	345	346
Enterprise Products Operating LLC,
3.35%, 3/15/23	275	278
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	350	376
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	305	314
Freeport-McMoRan, Inc.,
3.88%, 3/15/23	45	42
General Electric Capital Corp.,
5.30%, 2/11/21	275	318
Genworth Holdings, Inc.,
7.20%, 2/15/21	305	318
Gilead Sciences, Inc.,
4.80%, 4/1/44	150	173
Goldman Sachs Group, Inc. (The),
4.80%, 7/8/44	275	307
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20	25	29
Home Depot, Inc.,
5.88%, 12/16/36	100	133
HSBC USA, Inc.,
3.50%, 6/23/24	100	105
International Business Machines Corp.,
1.95%, 2/12/19	300	305
JPMorgan Chase & Co.,
3.20%, 1/25/23	615	626
3.88%, 2/1/24	200	212
Kinder Morgan Energy Partners LP,
4.15%, 2/1/24	125	128
Kinder Morgan, Inc.,
4.30%, 6/1/25	150	154
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	100	109
Medtronic, Inc.,
3.63%, 3/15/24	250	266
4.63%, 3/15/45 (c)	50	57

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Merck & Co., Inc.,
2.80%, 5/18/23		$250	$256
Monongahela Power Co.,
5.40%, 12/15/43 (c)		100	123
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (c)		25	28
NBC Universal Media LLC,
4.38%, 4/1/21		175	195
Omnicom Group, Inc.,
3.63%, 5/1/22		60	63
3.65%, 11/1/24		84	87
Oracle Corp.,
3.40%, 7/8/24		175	184
Pacific LifeCorp,
6.00%, 2/10/20 (c)		25	29
PepsiCo, Inc.,
3.60%, 3/1/24		250	267
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		190	240
8.75%, 5/1/19		220	274
Prudential Financial, Inc.,
6.63%, 12/1/37		150	200
Rowan Cos., Inc.,
5.85%, 1/15/44		150	130
Target Corp.,
3.50%, 7/1/24		200	213
Time Warner Cable, Inc.,
4.50%, 9/15/42		175	180
Tyson Foods, Inc.,
3.95%, 8/15/24		60	63
UnitedHealth Group, Inc.,
4.25%, 3/15/43		150	163
Verizon Communications, Inc.,
4.67%, 3/15/55 (c)		231	227
5.01%, 8/21/54		195	203
6.55%, 9/15/43		24	31
Wells Fargo & Co.,
3.45%, 2/13/23		395	405
Zimmer Holdings, Inc.,
5.75%, 11/30/39		150	180
			11,896
			30,394
Mortgages — Other (0.3%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.11%, 10/15/54 (b)(c)	GBP	616	938
United States (0.1%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$49	33
5.91%, 10/25/36 (b)		94	63
6.00%, 4/25/36		32	33
	Face Amount (000)		Value (000)
Chaseflex Trust,
6.00%, 2/25/37		$43	$38
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		24	19
GSR Mortgage Loan Trust,
5.75%, 1/25/37		40	39
Lehman Mortgage Trust,
5.50%, 11/25/35		15	14
6.50%, 9/25/37		47	40
RALI Trust,
0.67%, 3/25/35 (b)		52	39
			318
			1,256
Sovereign (11.7%)
Australia (0.6%)
Australia Government Bond,
2.75%, 4/21/24	AUD	1,320	1,045
3.25%, 4/21/25		1,750	1,444
			2,489
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)		$390	412
Brazil (0.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	5,140	1,386
Canada (1.0%)
Canadian Government Bond,
3.25%, 6/1/21	CAD	5,000	4,515
Germany (0.8%)
Bundesrepublik Deutschland,
4.25%, 7/4/39	EUR	1,450	2,866
4.75%, 7/4/34		450	863
			3,729
Greece (0.2%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 - 2/24/42 (f)		1,700	911
Hungary (0.3%)
Hungary Government International Bond,
5.38%, 3/25/24		$250	281
5.75%, 11/22/23		800	924
			1,205
Indonesia (0.2%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)		800	927
Ireland (0.4%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	980	1,522

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Italy (1.3%)
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (c)	EUR	1,481	$1,947
3.25%, 9/1/46 (c)		220	300
4.00%, 9/1/20		375	475
4.50%, 2/1/18 - 3/1/19		1,625	1,973
5.00%, 3/1/22		270	370
5.50%, 11/1/22		350	499
			5,564
Japan (1.4%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	618
Japan Government Ten Year Bond,
1.10%, 6/20/21		75,000	662
Japan Government Thirty Year Bond,
1.70%, 6/20/33		395,000	3,675
2.00%, 9/20/40		118,000	1,135
			6,090
Kazakhstan (0.1%)
KazMunayGas National Co., JSC,
6.38%, 4/9/21		$600	601
Korea, Republic of (0.3%)
Korea Development Bank (The),
3.88%, 5/4/17		400	420
4.63%, 11/16/21		630	712
			1,132
Mexico (0.1%)
Petroleos Mexicanos,
6.38%, 1/23/45		435	487
New Zealand (0.5%)
New Zealand Government Bond,
3.00%, 4/15/20	NZD	2,920	2,168
Poland (0.6%)
Poland Government Bond,
4.00%, 10/25/23	PLN	4,402	1,326
5.75%, 10/25/21		4,100	1,327
			2,653
South Africa (0.1%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	1,000	83
7.75%, 2/28/23		2,500	208
			291
Spain (1.1%)
Spain Government Bond,
0.50%, 10/31/17 (c)	EUR	775	840
4.20%, 1/31/37		950	1,446
4.40%, 10/31/23 (c)		580	793
5.85%, 1/31/22		680	973
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)		765	913
			4,965
	Face Amount (000)		Value (000)
Supernational (0.4%)
European Investment Bank,
2.15%, 1/18/27	JPY	157,000	$1,572
European Union,
2.75%, 4/4/22	EUR	300	384
			1,956
United Kingdom (1.9%)
United Kingdom Gilt,
1.75%, 9/7/22	GBP	400	607
2.75%, 9/7/24		2,100	3,432
4.25%, 6/7/32 - 9/7/39		2,130	4,267
			8,306
			51,309
U.S. Treasury Securities (3.9%)
United States (3.9%)
U.S. Treasury Bond,
3.50%, 2/15/39		$4,300	5,093
U.S. Treasury Inflation Indexed Bond,
0.25%, 1/15/25		3,214	3,241
U.S. Treasury Notes,
0.63%, 9/30/17		2,000	1,995
0.88%, 2/28/17		6,230	6,270
1.75%, 5/15/23		500	497
			17,096
Total Fixed Income Securities (Cost $119,272)			118,935
	Shares
Common Stocks (65.1%)
Australia (1.7%)
AGL Energy Ltd.		4,451	51
Alumina Ltd.		28,733	35
Amcor Ltd.		11,036	118
AMP Ltd.		31,080	152
Arrium Ltd.		14,100	2
Asciano Ltd.		7,805	38
ASX Ltd.		1,539	48
Australia & New Zealand Banking Group Ltd.		28,707	800
BHP Billiton Ltd.		28,547	665
BlueScope Steel Ltd.		3,657	12
Brambles Ltd.		13,059	114
Coca-Cola Amatil Ltd.		4,624	38
Cochlear Ltd.		499	34
Commonwealth Bank of Australia		12,195	865
Computershare Ltd.		4,195	41
Crown Resorts Ltd.		5,745	58
CSL Ltd.		4,783	335
Dexus Property Group REIT		7,020	40
DuluxGroup Ltd.		5,515	27
Echo Entertainment Group Ltd.		7,295	25
Fairfax Media Ltd.		32,187	23
Fortescue Metals Group Ltd.		10,837	16
Goodman Group REIT		11,051	53

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
GPT Group REIT	17,370	$60
Incitec Pivot Ltd.	14,271	44
Insurance Australia Group Ltd.	19,798	92
Leighton Holdings Ltd.	1,366	22
Lend Lease Group REIT	5,862	74
Macquarie Group Ltd.	2,760	160
Mirvac Group REIT	25,584	39
National Australia Bank Ltd.	24,224	709
Newcrest Mining Ltd. (g)	4,209	43
Orica Ltd.	3,553	54
Origin Energy Ltd.	9,394	81
Orora Ltd.	11,036	19
QBE Insurance Group Ltd.	13,529	134
Recall Holdings Ltd.	2,611	15
Rio Tinto Ltd.	3,744	162
Santos Ltd.	8,716	47
Scentre Group REIT	41,036	117
Shopping Centres Australasia Property Group REIT	2,331	4
Sonic Healthcare Ltd.	3,160	49
Stockland REIT	24,815	85
Suncorp Group Ltd.	11,119	114
Sydney Airport	2,861	11
TABCORP Holdings Ltd.	7,097	26
Telstra Corp., Ltd.	41,748	200
Toll Holdings Ltd.	6,015	41
Transurban Group	12,301	89
Treasury Wine Estates Ltd.	7,395	29
Wesfarmers Ltd.	10,023	335
Westfield Corp. REIT	18,583	135
Westpac Banking Corp.	23,864	714
Woodside Petroleum Ltd.	5,210	136
Woolworths Ltd.	10,835	243
WorleyParsons Ltd.	1,584	12
		7,685
Austria (0.0%)
BUWOG AG (g)	183	4
Erste Group Bank AG	5,852	144
Immofinanz AG (g)	3,664	11
Voestalpine AG	1,329	48
		207
Belgium (0.5%)
Ageas	3,376	121
Anheuser-Busch InBev N.V.	7,694	941
Belgacom SA	353	12
Colruyt SA	1,437	63
Delhaize Group SA	3,501	315
Groupe Bruxelles Lambert SA	1,803	149
KBC Groep N.V. (g)	9,691	600
Solvay SA	240	35
Telenet Group Holding N.V. (g)	148	8
	Shares	Value (000)
UCB SA	259	$19
Umicore SA	1,949	81
Viohalco SA (g)	653	2
		2,346
Canada (2.1%)
Agnico-Eagle Mines Ltd.	1,600	44
Agrium, Inc.	1,500	156
Bank of Montreal	5,100	306
Bank of Nova Scotia	8,800	441
Barrick Gold Corp.	9,400	103
BCE, Inc.	5,300	224
Blackberry Ltd. (g)	4,200	37
Bombardier, Inc.	12,800	25
Brookfield Asset Management, Inc., Class A	5,500	294
Cameco Corp.	4,100	57
Canadian Imperial Bank of Commerce	3,700	268
Canadian National Railway Co.	8,600	576
Canadian Natural Resources Ltd.	10,300	316
Canadian Oil Sands Ltd.	2,700	21
Canadian Pacific Railway Ltd.	1,600	293
Cenovus Energy, Inc.	7,100	120
Crescent Point Energy Corp.	2,100	47
Eldorado Gold Corp.	5,400	25
Enbridge, Inc.	8,200	395
Encana Corp.	7,600	85
Fairfax Financial Holdings Ltd.	300	168
First Quantum Minerals Ltd.	5,100	62
Fortis, Inc.	1,300	40
Goldcorp, Inc.	7,100	128
Great-West Lifeco, Inc.	4,100	119
Husky Energy, Inc.	2,600	53
IGM Financial, Inc.	1,800	64
Imperial Oil Ltd.	2,600	104
Intact Financial Corp.	1,500	113
Kinross Gold Corp. (g)	10,100	23
Lightstream Resources Ltd.	1,136	1
Loblaw Cos. Ltd.	673	33
Lululemon Athletica, Inc. (g)	2,340	150
Magna International, Inc.	5,200	278
Manulife Financial Corp.	18,100	307
National Bank of Canada	3,000	110
Pembina Pipeline Corp.	400	13
Penn West Petroleum Ltd.	3,700	6
Potash Corp. of Saskatchewan, Inc.	8,200	264
Power Corp. of Canada	4,100	109
Power Financial Corp.	3,400	101
Rogers Communications, Inc., Class B	3,800	127
Royal Bank of Canada	12,300	740
Shaw Communications, Inc., Class B	3,700	83
Silver Wheaton Corp.	3,500	67
SNC-Lavalin Group, Inc.	1,800	56
Sun Life Financial, Inc.	5,900	182
Suncor Energy, Inc.	14,100	412

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Talisman Energy, Inc.	10,200	$78
Teck Resources Ltd., Class B	4,700	65
Thomson Reuters Corp.	3,700	150
Toronto-Dominion Bank (The)	16,200	693
Touchstone Exploration, Inc. (g)	650	—	@
TransAlta Corp.	2,300	21
TransCanada Corp.	6,300	269
Valeant Pharmaceuticals International, Inc. (g)	300	59
Yamana Gold, Inc.	7,200	26
		9,107
Chile (0.0%)
Antofagasta PLC	3,920	42
Denmark (0.5%)
AP Moeller - Maersk A/S	45	91
AP Moeller - Maersk A/S Series B	70	146
Carlsberg A/S Series B	227	19
Coloplast A/S	120	9
Danske Bank A/S	6,553	173
DSV A/S	4,074	127
Novo Nordisk A/S	20,963	1,121
Novozymes A/S Series B	3,015	138
Pandora A/S	163	15
TDC A/S	537	4
Vestas Wind Systems A/S	3,665	152
		1,995
Finland (0.3%)
Elisa Oyj	442	11
Fortum Oyj	6,945	146
Kesko Oyj, Class B	76	3
Kone Oyj, Class B	5,640	250
Metso Oyj	282	8
Nokia Oyj	36,536	279
Nokian Renkaat Oyj	1,401	42
Orion Oyj, Class B	292	8
Sampo Oyj, Class A	4,143	210
UPM-Kymmene Oyj	11,663	227
Wartsila Oyj	336	15
		1,199
France (2.8%)
Accor SA	1,422	74
Aeroports de Paris (ADP)	630	75
Air Liquide SA	3,570	459
Airbus Group N.V.	580	38
Alcatel-Lucent (g)	39,117	148
Alstom SA (g)	4,118	127
Arkema SA	150	12
AtoS	210	14
AXA SA	19,384	489
BNP Paribas SA	11,022	670
Bouygues SA	3,259	128
Bureau Veritas SA	2,324	50
	Shares	Value (000)
Cap Gemini SA	2,188	$180
Carrefour SA	7,198	240
Casino Guichard Perrachon SA	277	25
CGG SA (g)	2,024	11
Christian Dior SE	860	162
Cie de Saint-Gobain	2,701	119
Cie Generale des Etablissements Michelin Series B	1,985	198
Credit Agricole SA	47,695	701
Danone SA	7,355	495
Edenred	1,823	45
Electricite de France SA	4,946	119
Essilor International SA	1,528	175
Eutelsat Communications SA	799	26
GDF Suez	14,387	285
Groupe Eurotunnel SE	8,543	122
Hermes International	230	81
ICADE REIT	86	8
Iliad SA	40	9
Imerys SA	270	20
JCDecaux SA	651	22
Kering	1,487	291
L'Oreal SA	2,690	495
Lafarge SA	4,874	316
Legrand SA	290	16
LVMH Moet Hennessy Louis Vuitton SE	2,677	472
Natixis SA	1,960	15
Numericable-SFR SAS (g)	230	13
Orange SA	21,339	343
Pernod Ricard SA	2,105	248
Peugeot SA (g)	1,221	20
Publicis Groupe SA	1,177	91
Remy Cointreau SA	30	2
Renault SA	2,068	188
Rexel SA	480	9
Safran SA	230	16
Sanofi	12,469	1,227
Schneider Electric SE	560	44
SES SA	2,416	86
Societe Generale SA	7,586	367
Societe Television Francaise 1	1,176	21
Sodexo SA	1,223	119
Suez Environnement Co.	4,843	83
Technip SA	933	57
Thales SA	1,262	70
Total SA	20,957	1,043
Unibail-Rodamco SE REIT	1,696	458
Vallourec SA	2,417	59
Veolia Environnement SA	5,613	106
Vinci SA	5,456	312
Vivendi SA (g)	17,776	442
Zodiac Aerospace	290	10
		12,366

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (2.5%)
Adidas AG	1,948	$154
Allianz SE (Registered)	4,409	766
Axel Springer SE	168	10
BASF SE	11,137	1,108
Bayer AG (Registered)	7,384	1,110
Bayerische Motoren Werke AG	3,179	398
Beiersdorf AG	970	84
Brenntag AG	170	10
Commerzbank AG (g)	22,822	315
Continental AG	663	157
Daimler AG (Registered)	6,859	661
Deutsche Annington Immobilien SE	250	8
Deutsche Bank AG (Registered)	13,011	453
Deutsche Boerse AG	1,204	98
Deutsche Lufthansa AG (Registered)	3,253	46
Deutsche Post AG (Registered)	5,339	167
Deutsche Telekom AG (Registered)	29,547	541
E.ON SE	17,975	268
Esprit Holdings Ltd. (d)	12,560	13
Fraport AG Frankfurt Airport Services Worldwide	458	27
Fresenius Medical Care AG & Co., KGaA	1,557	130
Fresenius SE & Co., KGaA	3,431	205
Fuchs Petrolub SE (Preference)	210	8
HeidelbergCement AG	310	25
Henkel AG & Co., KGaA	1,575	163
Henkel AG & Co., KGaA (Preference)	2,044	241
Hugo Boss AG	80	10
Infineon Technologies AG	10,693	128
K&S AG (Registered)	1,686	55
Lanxess AG	977	52
Linde AG	1,529	312
Merck KGaA	1,048	118
Metro AG	1,561	53
Muenchener Rueckversicherungs AG (Registered)	1,889	408
Osram Licht AG	765	38
Porsche Automobil Holding SE (Preference)	779	76
ProSiebenSat.1 Media AG (Registered)	535	26
QIAGEN N.V. (g)	2,514	63
RWE AG	4,072	104
SAP SE	9,969	724
Siemens AG (Registered)	8,550	926
Suedzucker AG	507	6
Symrise AG	230	15
Telefonica Deutschland Holding AG (g)	3,260	19
ThyssenKrupp AG	5,230	137
TUI AG	7,778	136
Volkswagen AG	480	124
Volkswagen AG (Preference)	1,580	420
		11,116
	Shares	Value (000)
Greece (0.1%)
Aegean Airlines SA (g)	711	$6
Alpha Bank AE (g)	45,588	13
Athens Water Supply & Sewage Co., SA (The)	485	3
Attica Bank SA (g)	30,305	2
Ellaktor SA (g)	2,264	4
Eurobank Ergasias SA (g)	110,993	12
FF Group (g)	670	20
Fourlis Holdings SA (g)	952	3
Frigoglass SAIC (g)	326	1
GEK Terna Holding Real Estate Construction SA (g)	1,829	3
Grivalia Properties REIC REIT	647	5
Hellenic Exchanges - Athens Stock Exchange SA Holding (g)	2,748	14
Hellenic Petroleum SA (g)	1,449	6
Hellenic Telecommunications Organization SA (g)	3,346	30
Intralot SA-Integrated Lottery Systems & Services (g)	832	1
JUMBO SA	2,162	22
Lamda Development SA (g)	225	1
Marfin Investment Group Holdings SA (g)	13,085	2
Metka SA	449	4
Motor Oil Hellas Corinth Refineries SA	945	7
Mytilineos Holdings SA (g)	2,242	13
National Bank of Greece SA (g)	21,851	26
OPAP SA	2,890	27
Piraeus Bank SA (g)	25,114	10
Piraeus Port Authority SA	80	1
Public Power Corp. SA (g)	4,763	29
Sarantis SA (g)	115	1
Terna Energy SA (g)	600	1
Thrace Plastics Co., SA (g)	525	1
Titan Cement Co., SA	464	11
		279
Hong Kong (0.7%)
AIA Group Ltd.	67,200	421
Bank of East Asia Ltd. (The)	17,838	71
BOC Hong Kong Holdings Ltd.	36,500	130
CK Hutchison Holdings Ltd.	14,000	286
CLP Holdings Ltd.	19,000	166
Global Brands Group Holding Ltd. (g)	40,000	8
Hang Lung Group Ltd.	8,000	37
Hang Lung Properties Ltd.	22,000	62
Hang Seng Bank Ltd.	11,500	208
Henderson Land Development Co., Ltd.	14,495	102
Hong Kong & China Gas Co., Ltd.	52,707	122
Hong Kong Exchanges and Clearing Ltd.	10,822	265
Hutchison Whampoa Ltd.	21,000	291
Kerry Logistics Network Ltd.	3,500	5
Kerry Properties Ltd.	7,000	24
Link REIT (The)	21,033	129

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Hong Kong (cont'd)
MTR Corp., Ltd.	15,718	$75
New World Development Co., Ltd.	40,995	47
Power Assets Holdings Ltd.	14,500	148
Sands China Ltd.	28,400	117
Sino Land Co., Ltd.	23,121	38
Sun Hung Kai Properties Ltd.	15,504	239
Swire Pacific Ltd., Class A	6,500	88
Swire Properties Ltd.	4,550	15
Wharf Holdings Ltd.	13,200	92
Wheelock & Co., Ltd.	10,000	51
		3,237
Ireland (0.1%)
Bank of Ireland (g)	524,761	199
CRH PLC	710	18
Kerry Group PLC, Class A	176	12
		229
Italy (0.9%)
Assicurazioni Generali SpA	12,666	249
Atlantia SpA	3,952	104
Banca Monte dei Paschi di Siena SpA (g)	77,333	51
Banco Popolare SC (g)	7,208	113
Enel Green Power SpA	22,504	42
Enel SpA	66,822	301
Eni SpA	22,322	386
Finmeccanica SpA (g)	1,205	14
Intesa Sanpaolo SpA	346,172	1,175
Luxottica Group SpA	1,473	93
Prysmian SpA	1,210	25
Saipem SpA (g)	2,154	22
Snam SpA	25,618	124
Telecom Italia SpA (g)	103,857	122
Telecom Italia SpA	73,623	69
Terna Rete Elettrica Nazionale SpA	9,469	42
UniCredit SpA	128,226	870
Unione di Banche Italiane SCPA	19,424	152
		3,954
Japan (5.5%)
Advantest Corp.	1,600	20
Aeon Co., Ltd.	9,500	104
Aisin Seiki Co., Ltd.	2,800	102
Ajinomoto Co., Inc.	12,000	263
Asahi Glass Co., Ltd.	12,000	79
Asahi Group Holdings Ltd.	4,500	143
Asahi Kasei Corp.	19,000	182
Astellas Pharma, Inc.	19,000	311
Bank of Yokohama Ltd. (The)	15,000	88
Bridgestone Corp.	6,600	265
Calbee, Inc.	100	4
Canon, Inc.	10,400	368
Central Japan Railway Co.	1,700	308
Chiba Bank Ltd. (The)	10,000	73
	Shares	Value (000)
Chubu Electric Power Co., Inc.	5,800	$69
Chugai Pharmaceutical Co., Ltd.	3,400	107
Chugoku Electric Power Co., Inc. (The)	2,600	34
Coca-Cola West Co., Ltd.	100	2
Dai Nippon Printing Co., Ltd.	8,000	78
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	15
Daiichi Sankyo Co., Ltd.	6,800	108
Daikin Industries Ltd.	2,800	188
Daito Trust Construction Co., Ltd.	1,000	112
Daiwa House Industry Co., Ltd.	8,000	158
Daiwa Securities Group, Inc.	21,000	166
Denso Corp.	6,100	278
Dentsu, Inc.	2,200	94
East Japan Railway Co.	3,600	289
Eisai Co., Ltd.	2,800	199
Electric Power Development Co., Ltd.	1,900	64
FamilyMart Co., Ltd.	100	4
FANUC Corp.	1,800	393
Fast Retailing Co., Ltd.	500	194
FUJIFILM Holdings Corp.	5,700	203
Fujitsu Ltd.	19,000	130
Hankyu Hanshin Holdings, Inc.	24,000	149
Hitachi Ltd.	47,000	321
Hokkaido Electric Power Co., Inc. (g)	2,900	23
Hokuriku Electric Power Co.	2,700	36
Honda Motor Co., Ltd.	1,100	36
Honda Motor Co., Ltd. ADR	13,695	449
Hoya Corp.	4,200	168
Ibiden Co., Ltd.	1,400	24
Inpex Corp.	4,200	46
Isetan Mitsukoshi Holdings Ltd.	3,700	61
Isuzu Motors Ltd.	500	7
ITOCHU Corp.	15,500	168
Japan Real Estate Investment Corp. REIT	12	56
Japan Steel Works Ltd. (The)	3,000	13
Japan Tobacco, Inc.	13,600	430
JFE Holdings, Inc.	4,600	102
JGC Corp.	2,000	40
JSR Corp.	2,100	36
JX Holdings, Inc.	2,800	11
Kansai Electric Power Co., Inc. (The) (g)	4,900	47
Kao Corp.	6,900	344
Kawasaki Heavy Industries Ltd.	26,000	131
KDDI Corp.	22,500	510
Keikyu Corp.	7,000	56
Keio Corp.	7,000	55
Keyence Corp.	500	273
Kintetsu Corp.	29,000	107
Kirin Holdings Co., Ltd.	11,900	156
Kobe Steel Ltd.	49,000	91
Komatsu Ltd.	9,800	193
Konica Minolta, Inc.	3,500	36
Kubota Corp.	13,000	206

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (cont'd)
Kuraray Co., Ltd.	3,500	$47
Kyocera Corp.	3,200	176
Kyushu Electric Power Co., Inc.	2,700	26
Lawson, Inc.	100	7
LIXIL Group Corp.	3,900	93
Makita Corp.	1,100	57
Marubeni Corp.	21,000	121
Mazda Motor Corp.	3,400	69
MEIJI Holdings Co., Ltd.	100	12
Mitsubishi Chemical Holdings Corp.	15,500	90
Mitsubishi Corp.	12,800	258
Mitsubishi Electric Corp.	19,000	226
Mitsubishi Estate Co., Ltd.	12,000	279
Mitsubishi Heavy Industries Ltd.	37,000	204
Mitsubishi Motors Corp.	6,400	58
Mitsui & Co., Ltd.	19,300	259
Mitsui Fudosan Co., Ltd.	9,000	265
Mitsui OSK Lines Ltd.	12,000	41
Mizuho Financial Group, Inc.	144,700	255
MS&AD Insurance Group Holdings, Inc.	4,000	112
Murata Manufacturing Co., Ltd.	2,200	303
NGK Insulators Ltd.	3,000	64
Nidec Corp.	2,200	146
Nikon Corp.	3,500	47
Nintendo Co., Ltd.	1,000	147
Nippon Building Fund, Inc. REIT	12	59
Nippon Electric Glass Co., Ltd.	4,000	20
Nippon Express Co., Ltd.	15,000	84
Nippon Steel Sumitomo Metal Corp.	80,000	202
Nippon Telegraph & Telephone Corp.	5,600	345
Nippon Yusen KK	24,000	69
Nissan Motor Co., Ltd.	23,900	244
Nisshin Seifun Group, Inc.	400	5
Nissin Foods Holdings Co., Ltd.	100	5
Nitto Denko Corp.	1,700	114
Nomura Holdings, Inc.	36,100	212
NSK Ltd.	7,000	102
NTT Data Corp.	2,100	92
NTT DoCoMo, Inc.	14,700	255
Odakyu Electric Railway Co., Ltd.	12,000	122
Oji Holdings Corp.	9,000	37
Olympus Corp. (g)	2,400	89
Omron Corp.	1,900	86
Ono Pharmaceutical Co., Ltd.	1,000	113
Oriental Land Co., Ltd.	400	30
ORIX Corp.	10,500	148
Osaka Gas Co., Ltd.	29,000	121
Otsuka Holdings Co., Ltd.	400	13
Panasonic Corp.	18,700	246
Rakuten, Inc.	10,000	176
Resona Holdings, Inc.	7,300	36
Ricoh Co., Ltd.	8,000	87
	Shares	Value (000)
Rohm Co., Ltd.	800	$55
Secom Co., Ltd.	2,100	140
Sekisui House Ltd.	8,000	116
Seven & I Holdings Co., Ltd.	9,800	412
Sharp Corp.	10,000	20
Shikoku Electric Power Co., Inc. (g)	3,800	47
Shin-Etsu Chemical Co., Ltd.	3,300	216
Shionogi & Co., Ltd.	4,400	147
Shiseido Co., Ltd.	5,200	92
Shizuoka Bank Ltd. (The)	10,000	100
SMC Corp.	600	179
Softbank Corp.	7,400	430
Sompo Japan Nipponkoa Holdings, Inc.	400	12
Sony Corp. (g)	900	24
Sony Corp. ADR (g)	9,035	242
Sumitomo Chemical Co., Ltd.	15,000	77
Sumitomo Corp.	11,700	125
Sumitomo Electric Industries Ltd.	16,600	218
Sumitomo Metal Mining Co., Ltd.	6,000	88
Sumitomo Mitsui Financial Group, Inc.	13,000	498
Sumitomo Mitsui Trust Holdings, Inc.	30,000	124
Sumitomo Realty & Development Co., Ltd.	6,000	216
Suntory Beverage & Food Ltd.	200	9
Suzuki Motor Corp.	4,200	126
T&D Holdings, Inc.	5,800	80
Takeda Pharmaceutical Co., Ltd.	7,400	370
TDK Corp.	1,000	71
Terumo Corp.	4,600	121
Tobu Railway Co., Ltd.	23,000	109
Tohoku Electric Power Co., Inc.	4,600	52
Tokio Marine Holdings, Inc.	4,900	185
Tokyo Electric Power Co., Inc. (g)	9,500	36
Tokyo Electron Ltd.	1,500	105
Tokyo Gas Co., Ltd.	26,000	164
Tokyu Corp.	12,000	74
Toppan Printing Co., Ltd.	8,000	62
Toray Industries, Inc.	19,000	159
Toshiba Corp.	42,000	176
Toyota Industries Corp.	2,500	143
Toyota Motor Corp.	27,300	1,905
Trend Micro, Inc.	1,200	40
Unicharm Corp.	6,000	157
West Japan Railway Co.	2,300	121
Yahoo! Japan Corp.	19,100	79
Yakult Honsha Co., Ltd.	200	14
Yamada Denki Co., Ltd.	9,500	39
Yamato Holdings Co., Ltd.	6,600	152
		24,177
Kazakhstan (0.0%)
KAZ Minerals PLC (g)	2,888	9
Luxembourg (0.0%)
Altice SA (g)	123	13

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Mexico (0.0%)
Fresnillo PLC	716	$7
Netherlands (0.8%)
Akzo Nobel N.V.	4,556	345
ArcelorMittal	13,197	124
ASML Holding N.V.	2,630	268
Boskalis Westminster N.V.	210	10
CNH Industrial N.V.	7,849	64
Fiat Chrysler Automobiles N.V. (g)	10,746	175
Fugro N.V. CVA	657	18
Heineken Holding N.V.	120	8
Heineken N.V.	3,790	289
ING Groep N.V. CVA (g)	48,328	709
Koninklijke Ahold N.V.	12,430	245
Koninklijke DSM N.V.	3,416	191
Koninklijke KPN N.V.	8,867	30
Koninklijke Philips N.V.	12,512	356
Koninklijke Vopak N.V.	1,006	56
OCI N.V. (g)	290	9
PostNL N.V. (g)	4,654	20
Randstad Holding N.V.	1,207	73
TNT Express N.V.	4,151	26
Unilever N.V. CVA	16,310	682
		3,698
Norway (0.3%)
Akastor ASA	1,833	4
Aker Solutions ASA (g)	1,833	10
DnB ASA	13,318	214
Gjensidige Forsikring ASA	968	17
Kvaerner ASA	1,677	1
Norsk Hydro ASA	15,613	82
Orkla ASA	11,153	84
REC Silicon ASA (g)	6,482	2
Seadrill Ltd.	328	3
Statoil ASA	13,168	233
Subsea 7 SA	3,127	27
Telenor ASA	18,557	375
Yara International ASA	2,438	124
		1,176
Poland (0.0%)
Jeronimo Martins SGPS SA	3,371	42
Portugal (0.0%)
Banco Comercial Portugues SA (g)	776,382	80
Banco Espirito Santo SA (Registered) (g)(h)	192,146	1
EDP - Energias de Portugal SA	5,590	21
Galp Energia SGPS SA	2,866	31
Portugal Telecom SGPS SA (Registered)	11,841	7
		140
Russia (0.4%)
Gazprom OAO ADR	71,262	336
Lukoil OAO ADR	7,889	364
Magnit OJSC GDR	3,524	180
	Shares	Value (000)
MegaFon OAO GDR	1,493	$24
MMC Norilsk Nickel OJSC ADR	9,033	160
Mobile Telesystems OJSC ADR	9,100	92
NovaTek OAO (Registered GDR)	934	69
Rosneft OAO (Registered GDR)	30,176	129
Sberbank of Russia ADR	41,505	182
Severstal PAO GDR	1,815	20
Sistema JSFC GDR	1,727	13
Surgutneftegas OAO ADR	6,033	37
Tatneft OAO ADR	1,792	53
Uralkali PJSC (Registered GDR)	2,656	35
VTB Bank OJSC (Registered GDR)	12,730	26
		1,720
South Africa (0.1%)
Mota-Engil Africa N.V. (g)	182	2
SABMiller PLC	11,933	624
		626
Spain (2.2%)
Abertis Infraestructuras SA	12,968	234
ACS Actividades de Construccion y Servicios SA	3,911	139
Amadeus IT Holding SA, Class A	5,670	243
Banco Bilbao Vizcaya Argentaria SA	135,589	1,368
Banco de Sabadell SA	114,756	280
Banco Popular Espanol SA	44,385	217
Banco Santander SA	250,371	1,883
Bankia SA (g)	197,257	275
Bankinter SA	15,255	116
CaixaBank SA	131,761	624
Distribuidora Internacional de Alimentacion SA	19,214	150
Enagas SA	5,190	149
Ferrovial SA	7,418	158
Gas Natural SDG SA	7,328	165
Grifols SA	2,531	109
Grifols SA, Class B	126	4
Iberdrola SA	106,967	689
Inditex SA	29,090	933
International Consolidated Airlines Group SA (g)	13,928	125
Red Electrica Corp., SA	3,217	261
Repsol SA	16,546	308
Telefonica SA	74,582	1,061
		9,491
Sweden (1.0%)
Alfa Laval AB	710	14
Assa Abloy AB, Class B	3,279	195
Atlas Copco AB, Class A	10,736	348
Atlas Copco AB, Class B	7,734	229
Electrolux AB, Class B	2,950	84
Hennes & Mauritz AB, Class B	11,152	452
Husqvarna AB, Class B	5,449	39
ICA Gruppen AB	210	7
Investor AB, Class B	11,790	470

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
Millicom International Cellular SA SDR	1,496	$108
Modern Times Group AB, Class B	443	14
Nordea Bank AB	28,680	350
Sandvik AB	16,736	187
Skandinaviska Enskilda Banken AB	15,662	183
Skanska AB, Class B	4,321	97
SKF AB, Class B	6,928	179
Svenska Cellulosa AB SCA, Class B	9,267	214
Svenska Handelsbanken AB, Class A	5,809	262
Swedbank AB, Class A	5,358	128
Swedish Match AB	4,441	131
Tele2 AB, Class B	880	10
Telefonaktiebolaget LM Ericsson, Class B	25,830	324
TeliaSonera AB	37,266	237
Volvo AB, Class B	10,172	123
		4,385
Switzerland (3.1%)
ABB Ltd. (Registered) (g)	39,604	840
Actelion Ltd. (Registered) (g)	1,056	122
Adecco SA (Registered) (g)	1,374	115
Aryzta AG (g)	102	6
Barry Callebaut AG (Registered) (g)	2	2
Chocoladefabriken Lindt & Sprungli AG	1	5
Cie Financiere Richemont SA (Registered)	5,771	465
Coca-Cola HBC AG (g)	895	16
Credit Suisse Group AG (Registered) (g)	17,581	473
EMS-Chemie Holding AG (Registered)	20	8
Geberit AG (Registered)	894	336
Givaudan SA (Registered) (g)	119	215
Holcim Ltd. (Registered) (g)	767	57
Julius Baer Group Ltd. (g)	2,479	124
Kuehne & Nagel International AG (Registered)	882	131
Lonza Group AG (Registered) (g)	523	65
Nestle SA (Registered)	41,900	3,164
Novartis AG (Registered)	25,342	2,506
Roche Holding AG (Genusschein)	6,915	1,907
SGS SA (Registered)	60	115
Sonova Holding AG (Registered)	957	133
Swatch Group AG (The)	643	188
Swiss Re AG	1,526	148
Swisscom AG (Registered)	765	444
Syngenta AG (Registered)	1,044	355
Transocean Ltd.	3,245	47
UBS Group AG (g)	33,323	625
Zurich Insurance Group AG (g)	2,658	900
		13,512
United Arab Emirates (0.0%)
Orascom Construction Ltd. (g)	70	1
United Kingdom (6.4%)
3i Group PLC	17,668	126
Aberdeen Asset Management PLC	1,630	11
Admiral Group PLC	4,238	96
	Shares	Value (000)
Aggreko PLC	2,911	$66
Amec Foster Wheeler PLC	3,969	53
Anglo American PLC	13,543	202
ARM Holdings PLC	15,810	259
Ashtead Group PLC	810	13
Associated British Foods PLC	2,278	95
AstraZeneca PLC	17,441	1,196
Aviva PLC	35,448	284
Babcock International Group PLC	5,040	73
BAE Systems PLC	52,579	408
Barclays PLC	176,838	634
BG Group PLC	32,584	400
BHP Billiton PLC	22,517	489
BP PLC	189,666	1,225
British American Tobacco PLC	21,825	1,128
British Land Co., PLC REIT	12,968	160
BT Group PLC	110,149	714
Bunzl PLC	810	22
Burberry Group PLC	4,826	124
Cairn Energy PLC (g)	6,451	15
Capita PLC	7,046	116
Centrica PLC	58,319	219
Compass Group PLC	20,715	360
Croda International PLC	420	17
Diageo PLC	27,686	763
Direct Line Insurance Group PLC	1,860	9
Dixons Carphone PLC	1,270	8
Experian PLC	12,259	203
Friends Life Group Ltd.	1,900	12
G4S PLC	17,038	75
GKN PLC	2,110	11
GlaxoSmithKline PLC	62,771	1,437
Glencore PLC (g)	74,750	315
Hargreaves Lansdown PLC	880	15
HSBC Holdings PLC	175,763	1,496
Imperial Tobacco Group PLC	11,465	503
Indivior PLC (g)	7,675	22
Inmarsat PLC	5,006	69
Intertek Group PLC	2,057	76
Investec PLC	9,538	79
ITV PLC	36,104	135
J Sainsbury PLC	4,351	17
Johnson Matthey PLC	2,815	141
Kingfisher PLC	1,540	9
Land Securities Group PLC REIT	13,267	246
Legal & General Group PLC	72,255	298
Lloyds Banking Group PLC (g)	432,756	502
London Stock Exchange Group PLC	650	24
Lonmin PLC (g)	1,989	3
Man Group PLC	15,236	46
Marks & Spencer Group PLC	11,602	92
Melrose Industries PLC	3,068	13
National Grid PLC	39,277	502
Next PLC	2,152	224

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Old Mutual PLC	83,540	$275
Pearson PLC	13,402	288
Petrofac Ltd.	3,181	45
Prudential PLC	34,410	852
Randgold Resources Ltd.	1,054	73
Reckitt Benckiser Group PLC	7,675	658
Reed Elsevier PLC	4,927	85
Rio Tinto PLC	14,649	598
Rolls-Royce Holdings PLC (g)	35,603	503
Royal Bank of Scotland Group PLC (g)	24,001	121
Royal Dutch Shell PLC, Class A	35,881	1,066
Royal Dutch Shell PLC, Class B	27,048	840
RSA Insurance Group PLC	17,687	110
Schroders PLC	440	21
Serco Group PLC	5,878	12
Severn Trent PLC	1,060	32
Shire PLC	5,884	468
Signet Jewelers Ltd.	1,240	172
Sky PLC	9,952	146
Smith & Nephew PLC	10,250	174
Smiths Group PLC	7,539	125
Sports Direct International PLC (g)	730	7
SSE PLC	18,723	416
Standard Chartered PLC	23,821	386
Standard Life PLC	17,861	126
Tate & Lyle PLC	544	5
Tesco PLC	94,632	339
Travis Perkins PLC	750	22
Tullow Oil PLC	8,851	37
Unilever PLC	14,806	618
United Utilities Group PLC	1,690	23
Vedanta Resources PLC	1,623	12
Verizon Communications, Inc.	17,224	838
Verizon Communications, Inc.	15,926	774
Vodafone Group PLC	352,344	1,151
Weir Group PLC (The)	420	11
WM Morrison Supermarkets PLC	27,759	79
Wolseley PLC	3,786	224
WPP PLC	30,083	682
		28,264
United States (33.0%)
3M Co.	2,391	394
Abbott Laboratories	7,312	339
AbbVie, Inc.	7,312	428
Abercrombie & Fitch Co., Class A	249	5
Accenture PLC, Class A	4,625	433
ACCO Brands Corp. (g)	104	1
Actavis PLC (g)	1,189	354
Adobe Systems, Inc. (g)	4,763	352
ADT Corp. (The)	504	21
Advance Auto Parts, Inc.	249	37
Advanced Micro Devices, Inc. (g)	3,480	9
	Shares	Value (000)
AES Corp.	993	$13
Aetna, Inc.	3,346	356
Aflac, Inc.	301	19
Agilent Technologies, Inc.	2,579	107
Air Products & Chemicals, Inc.	277	42
Airgas, Inc.	294	31
Akamai Technologies, Inc. (g)	1,512	107
Alcoa, Inc.	4,780	62
Alexion Pharmaceuticals, Inc. (g)	1,601	277
Allegheny Technologies, Inc.	635	19
Allegion PLC	342	21
Allstate Corp. (The)	743	53
Alpha Natural Resources, Inc. (g)	984	1
Altera Corp.	5,441	233
Altria Group, Inc.	13,961	698
Amazon.com, Inc. (g)	1,870	696
AMC Networks, Inc., Class A (g)	21	2
Ameren Corp.	2,892	122
American Electric Power Co., Inc.	5,294	298
American Express Co.	4,491	351
American Tower Corp. REIT	4,460	420
Ameriprise Financial, Inc.	2,879	377
AmerisourceBergen Corp.	4,371	497
AMETEK, Inc.	1,116	59
Amgen, Inc.	7,117	1,138
Amphenol Corp., Class A	412	24
Anadarko Petroleum Corp.	3,741	310
Analog Devices, Inc.	4,757	300
Annaly Capital Management, Inc. REIT	2,758	29
Anthem, Inc.	2,087	322
Aon PLC	200	19
Apache Corp.	3,374	204
Apollo Education Group, Inc., Class A (g)	736	14
Apple, Inc.	65,763	8,183
Applied Materials, Inc.	9,149	206
Arch Coal, Inc. (g)	978	1
Archer-Daniels-Midland Co.	4,632	220
AT&T, Inc.	36,851	1,203
Automatic Data Processing, Inc.	2,070	177
AutoZone, Inc. (g)	257	175
Avago Technologies Ltd.	1,865	237
AvalonBay Communities, Inc. REIT	1,767	308
Avery Dennison Corp.	1,848	98
Avon Products, Inc.	5,924	47
Baker Hughes, Inc.	4,595	292
Ball Corp.	999	71
Bank of America Corp.	108,410	1,668
Bank of New York Mellon Corp. (The)	13,284	535
Baxter International, Inc.	5,220	358
BB&T Corp.	7,560	295
Becton Dickinson and Co.	2,422	348
Bed Bath & Beyond, Inc. (g)	4,670	359
Berkshire Hathaway, Inc., Class B (g)	854	123

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Best Buy Co., Inc.	7,106	$269
Biogen, Inc. (g)	1,824	770
Blackhawk Network Holdings, Inc. (g)	95	3
BlackRock, Inc.	1,187	434
Bloomin' Brands, Inc.	1,930	47
Boeing Co. (The)	4,219	633
Boston Properties, Inc. REIT	1,616	227
Boston Scientific Corp. (g)	13,697	243
Bristol-Myers Squibb Co.	10,239	660
Broadcom Corp., Class A	6,952	301
Brookfield Property Partners LP	2,480	60
Brown-Forman Corp., Class B	161	15
Bunge Ltd.	901	74
C.H. Robinson Worldwide, Inc.	1,527	112
CA, Inc.	2,375	77
Cablevision Systems Corp.	3,512	64
California Resources Corp.	3,526	27
Cameron International Corp. (g)	2,123	96
Campbell Soup Co.	437	20
Capital One Financial Corp.	4,477	353
Cardinal Health, Inc.	3,921	354
CarMax, Inc. (g)	977	67
Carnival Corp.	2,609	125
Carter's, Inc.	830	77
Catamaran Corp. (g)	200	12
Caterpillar, Inc.	5,587	447
CBRE Group, Inc., Class A (g)	7,089	274
CBS Corp., Class B	7,301	443
CDK Global, Inc.	690	32
Celanese Corp. Series A	320	18
Celgene Corp. (g)	6,622	763
CenterPoint Energy, Inc.	5,676	116
CenturyLink, Inc.	4,610	159
Cerner Corp. (g)	2,612	191
CF Industries Holdings, Inc.	756	214
Charles Schwab Corp. (The)	8,133	248
Chesapeake Energy Corp.	5,334	75
Chevron Corp.	11,865	1,246
Chipotle Mexican Grill, Inc. (g)	223	145
Chubb Corp. (The)	284	29
Church & Dwight Co., Inc.	143	12
Cigna Corp.	2,666	345
Cintas Corp.	1,494	122
Cisco Systems, Inc.	52,742	1,452
CIT Group, Inc.	2,055	93
Citigroup, Inc.	18,652	961
Citrix Systems, Inc. (g)	2,079	133
Cliffs Natural Resources, Inc.	977	5
Clorox Co. (The)	1,695	187
CME Group, Inc.	211	20
Coach, Inc.	1,753	73
Coca-Cola Co.	40,123	1,627
Coca-Cola Enterprises, Inc.	2,278	101
	Shares	Value (000)
Cognizant Technology Solutions Corp., Class A (g)	6,618	$413
Colgate-Palmolive Co.	11,656	808
Comcast Corp., Class A	15,474	874
Comcast Corp. Special Class A	4,375	245
Comerica, Inc.	222	10
ConAgra Foods, Inc.	4,101	150
Concho Resources, Inc. (g)	780	90
ConocoPhillips	8,765	546
CONSOL Energy, Inc.	2,069	58
Consolidated Edison, Inc.	2,586	158
Constellation Brands, Inc., Class A (g)	505	59
Corning, Inc.	5,584	127
Costco Wholesale Corp.	7,506	1,137
CR Bard, Inc.	751	126
Crimson Wine Group Ltd. (g)	181	2
Crown Castle International Corp.	3,396	280
Crown Holdings, Inc. (g)	700	38
CST Brands, Inc.	319	14
CSX Corp.	7,808	259
Cummins, Inc.	2,121	294
CVS Health Corp.	3,057	315
Danaher Corp.	4,389	373
Darden Restaurants, Inc.	2,924	203
DaVita HealthCare Partners, Inc. (g)	1,492	121
Deere & Co.	3,418	300
Denbury Resources, Inc.	934	7
Devon Energy Corp.	2,622	158
DeVry Education Group, Inc.	21	1
Diamond Offshore Drilling, Inc.	43	1
DIRECTV, Class A (g)	9,292	791
Discover Financial Services	4,169	235
Discovery Communications, Inc., Class A (g)	1,842	57
Discovery Communications, Inc., Class C (g)	4,848	143
Dollar General Corp. (g)	5,136	387
Dollar Tree, Inc. (g)	4,080	331
Dominion Resources, Inc.	6,923	491
Dover Corp.	226	16
Dow Chemical Co. (The)	2,480	119
Dr. Pepper Snapple Group, Inc.	1,324	104
DTE Energy Co.	1,790	144
Duke Energy Corp.	5,562	427
Dun & Bradstreet Corp. (The)	826	106
Eastman Chemical Co.	282	19
Eaton Corp., PLC	2,648	180
eBay, Inc. (g)	9,267	534
Ecolab, Inc.	1,768	202
Edison International	4,627	289
Edwards Lifesciences Corp. (g)	321	46
EI du Pont de Nemours & Co.	1,872	134
Eli Lilly & Co.	5,633	409
EMC Corp.	20,497	524
Emerson Electric Co.	5,765	326
Energizer Holdings, Inc.	65	9
Engility Holdings, Inc.	18	1

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Entergy Corp.	1,590	$123
EOG Resources, Inc.	5,152	472
EQT Corp.	1,059	88
Equifax, Inc.	1,761	164
Equity Residential REIT	3,433	267
Estee Lauder Cos., Inc. (The), Class A	3,809	317
Exelis, Inc.	227	6
Exelon Corp.	8,830	297
Expedia, Inc.	332	31
Expeditors International of Washington, Inc.	756	36
Express Scripts Holding Co. (g)	7,826	679
Exxon Mobil Corp.	28,986	2,464
Family Dollar Stores, Inc.	2,227	176
Fastenal Co.	2,071	86
FedEx Corp.	1,914	317
Fidelity National Information Services, Inc.	111	8
Fifth Third Bancorp	10,571	199
First Solar, Inc. (g)	295	18
FirstEnergy Corp.	3,956	139
Fiserv, Inc. (g)	1,736	138
Flowserve Corp.	1,100	62
Fluor Corp.	826	47
FMC Corp.	1,082	62
FMC Technologies, Inc. (g)	2,871	106
Ford Motor Co.	11,829	191
Franklin Resources, Inc.	4,208	216
Freeport-McMoRan, Inc.	3,360	64
Frontier Communications Corp.	11,447	81
G-III Apparel Group Ltd. (g)	410	46
GameStop Corp., Class A	636	24
Gannett Co., Inc.	233	9
Gap, Inc. (The)	8,396	364
General Dynamics Corp.	1,541	209
General Electric Co.	25,978	644
General Growth Properties, Inc. REIT	1,446	43
General Mills, Inc.	6,649	376
Genuine Parts Co.	111	10
Gilead Sciences, Inc. (g)	10,980	1,077
Goldman Sachs Group, Inc. (The)	5,452	1,025
Google, Inc., Class A (g)	2,083	1,155
Google, Inc., Class C (g)	2,083	1,141
H&R Block, Inc.	8,637	277
Halliburton Co.	8,238	361
Halyard Health, Inc. (g)	605	30
Hanesbrands, Inc.	6,600	221
Harman International Industries, Inc.	43	6
Hartford Financial Services Group, Inc.	328	14
Hasbro, Inc.	176	11
HCP, Inc. REIT	1,986	86
Health Care REIT, Inc.	817	63
Helmerich & Payne, Inc.	1,080	73
Henry Schein, Inc. (g)	780	109
Herbalife Ltd.	92	4
	Shares	Value (000)
Hershey Co. (The)	912	$92
Hess Corp.	1,639	111
Hewlett-Packard Co.	13,606	424
Hologic, Inc. (g)	1,696	56
Home Depot, Inc.	22,161	2,518
Honeywell International, Inc.	6,030	629
Hormel Foods Corp.	152	9
Hospira, Inc. (g)	1,794	158
Host Hotels & Resorts, Inc. REIT	10,071	203
Hudson City Bancorp, Inc.	222	2
Humana, Inc.	804	143
Huntington Bancshares, Inc.	1,000	11
Huntington Ingalls Industries, Inc.	59	8
IHS, Inc., Class A (g)	772	88
Illinois Tool Works, Inc.	2,874	279
Illumina, Inc. (g)	742	138
IMI PLC	440	8
Ingersoll-Rand PLC	1,227	84
Intel Corp.	22,676	709
Intercontinental Exchange, Inc.	778	181
International Business Machines Corp.	9,271	1,488
International Flavors & Fragrances, Inc.	253	30
International Game Technology	3,403	59
International Paper Co.	930	52
Interpublic Group of Cos., Inc. (The)	6,001	133
Intuit, Inc.	3,722	361
Intuitive Surgical, Inc. (g)	735	371
Invesco Ltd.	4,481	178
Iron Mountain, Inc. REIT	3,078	112
ITT Corp.	219	9
Jabil Circuit, Inc.	222	5
Jacobs Engineering Group, Inc. (g)	1,051	47
Janus Capital Group, Inc.	111	2
JB Hunt Transport Services, Inc.	228	19
JC Penney Co., Inc. (g)	222	2
JM Smucker Co. (The)	993	115
Johnson & Johnson	17,448	1,755
Johnson Controls, Inc.	2,548	128
Joy Global, Inc.	241	9
JPMorgan Chase & Co.	47,777	2,894
Juniper Networks, Inc.	6,931	156
KBR, Inc.	1,302	19
Kellogg Co.	2,711	179
Keurig Green Mountain, Inc.	144	16
KeyCorp	13,315	189
Keysight Technologies, Inc. (g)	1,289	48
Kimberly-Clark Corp.	4,844	519
Kimco Realty Corp. REIT	2,819	76
KLA-Tencor Corp.	1,089	63
Knowles Corp. (g)	113	2
Kohl's Corp.	5,209	408
Kraft Foods Group, Inc.	4,082	356
Kroger Co. (The)	8,391	643

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
L Brands, Inc.	7,071	$667
L-3 Communications Holdings, Inc.	111	14
Laboratory Corp. of America Holdings (g)	749	94
Lam Research Corp.	842	59
Las Vegas Sands Corp.	2,435	134
Legg Mason, Inc.	2,064	114
Leucadia National Corp.	2,612	58
Lexmark International, Inc., Class A	111	5
Li & Fung Ltd. (d)	40,000	39
Liberty Global PLC, Class A (g)	2,541	131
Liberty Global PLC Series C (g)	7,009	349
Liberty Property Trust REIT	629	22
Linear Technology Corp.	1,999	94
Lockheed Martin Corp.	1,083	220
Loews Corp.	686	28
Lorillard, Inc.	3,718	243
Lowe's Cos., Inc.	22,563	1,678
LyondellBasell Industries N.V., Class A	1,054	93
M&T Bank Corp.	1,232	156
Macerich Co. (The) REIT	287	24
Macy's, Inc.	5,533	359
Mallinckrodt PLC (g)	224	28
Manpowergroup, Inc.	1,629	140
Marathon Oil Corp.	4,605	120
Marathon Petroleum Corp.	2,403	246
Marriott International, Inc., Class A	6,565	527
Marriott Vacations Worldwide Corp.	194	16
Marsh & McLennan Cos., Inc.	786	44
Marvell Technology Group Ltd.	3,549	52
Mastercard, Inc., Class A	11,690	1,010
Mattel, Inc.	1,865	43
Maxim Integrated Products, Inc.	1,870	65
McCormick & Co., Inc.	126	10
McDonald's Corp.	6,382	622
McGraw Hill Financial, Inc.	3,915	405
McKesson Corp.	2,141	484
Mead Johnson Nutrition Co.	2,047	206
MeadWestvaco Corp.	232	12
Medtronic PLC	11,142	869
Men's Wearhouse, Inc. (The)	550	29
Merck & Co., Inc.	18,239	1,048
MetLife, Inc.	1,070	54
MGM Resorts International (g)	2,834	60
Microchip Technology, Inc.	1,003	49
Micron Technology, Inc. (g)	6,596	179
Microsoft Corp.	47,120	1,916
Molson Coors Brewing Co., Class B	1,745	130
Mondelez International, Inc., Class A	11,819	427
Monsanto Co.	3,386	381
Monster Beverage Corp. (g)	149	21
Moody's Corp.	1,455	151
Mosaic Co. (The)	1,808	83
Motorola Solutions, Inc.	1,599	107
	Shares	Value (000)
Murphy Oil Corp.	1,114	$52
Murphy USA, Inc. (g)	228	16
Mylan N.V. (g)	2,001	119
NASDAQ OMX Group, Inc. (The)	3,392	173
National Oilwell Varco, Inc.	4,789	239
Navient Corp.	6,330	129
NetApp, Inc.	4,216	149
Netflix, Inc. (g)	325	135
New York Community Bancorp, Inc.	5,371	90
Newfield Exploration Co. (g)	936	33
Newmont Mining Corp.	3,381	73
News Corp., Class A (g)	4,591	73
News Corp., Class B (g)	925	15
NextEra Energy, Inc.	3,687	384
NII Holdings, Inc. (g)	1,686	—	@
NIKE, Inc., Class B	3,726	374
NiSource, Inc.	64	3
Noble Corp. PLC	1,071	15
Noble Energy, Inc.	3,500	171
Nordstrom, Inc.	3,200	257
Norfolk Southern Corp.	4,630	476
Northern Trust Corp.	33	2
Northrop Grumman Corp.	1,039	167
NOW, Inc. (g)	1,047	23
Nucor Corp.	1,066	51
NVIDIA Corp.	4,256	89
O'Reilly Automotive, Inc. (g)	1,233	267
Occidental Petroleum Corp.	8,817	644
Omnicom Group, Inc.	2,361	184
ONE Gas, Inc.	742	32
ONEOK, Inc.	3,370	163
Oracle Corp.	29,311	1,265
Owens-Illinois, Inc. (g)	262	6
PACCAR, Inc.	3,326	210
Pall Corp.	735	74
Paragon Offshore PLC	323	—	@
Patterson Cos., Inc.	176	9
Paychex, Inc.	2,153	107
Peabody Energy Corp.	3,023	15
Pentair PLC	189	12
People's United Financial, Inc.	667	10
Pepco Holdings, Inc.	94	2
PepsiCo, Inc.	10,446	999
Perrigo Co., PLC	321	53
Pfizer, Inc.	36,829	1,281
PG&E Corp.	4,237	225
Philip Morris International, Inc.	11,813	890
Phillips 66	4,593	361
Pioneer Natural Resources Co.	1,222	200
Pitney Bowes, Inc.	3,281	76
Plum Creek Timber Co., Inc. REIT	958	42
PNC Financial Services Group, Inc. (The)	5,169	482
PPG Industries, Inc.	322	73
PPL Corp.	5,262	177

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Praxair, Inc.	1,829	$221
Precision Castparts Corp.	1,193	250
Priceline Group, Inc. (g)	258	300
Procter & Gamble Co. (The)	27,883	2,285
Progressive Corp. (The)	259	7
ProLogis, Inc. REIT	4,809	209
Prudential Financial, Inc.	200	16
Public Service Enterprise Group, Inc.	5,294	222
Public Storage REIT	3,366	664
QEP Resources, Inc.	1,463	30
QUALCOMM, Inc.	15,526	1,077
Quest Diagnostics, Inc.	1,170	90
Ralph Lauren Corp.	47	6
Range Resources Corp.	1,597	83
Rayonier Advanced Materials, Inc.	175	3
Rayonier, Inc. REIT	625	17
Raytheon Co.	1,174	128
Regency Centers Corp. REIT	251	17
Regions Financial Corp.	17,979	170
Republic Services, Inc.	3,658	148
Reynolds American, Inc.	3,762	259
Robert Half International, Inc.	2,060	125
Rockwell Automation, Inc.	1,762	204
Rockwell Collins, Inc.	1,032	100
Roper Industries, Inc.	256	44
Ross Stores, Inc.	5,050	532
Rouse Properties, Inc. REIT	71	1
Royal Caribbean Cruises Ltd.	1,878	154
RR Donnelley & Sons Co.	3,504	67
Salesforce.com, Inc. (g)	5,396	360
SanDisk Corp.	3,518	224
Schlumberger Ltd.	13,225	1,103
Scripps Networks Interactive, Inc., Class A	881	60
Sealed Air Corp.	287	13
Sempra Energy	2,603	284
Seventy Seven Energy, Inc. (g)	295	1
Sherwin-Williams Co. (The)	61	17
Sigma-Aldrich Corp.	266	37
Simon Property Group, Inc. REIT	5,728	1,121
SLM Corp. (g)	6,330	59
Southern Co. (The)	8,130	360
Southwest Airlines Co.	678	30
Southwestern Energy Co. (g)	4,262	99
Spectra Energy Corp.	5,522	200
Sprint Corp. (g)	28,434	135
St. Jude Medical, Inc.	3,726	244
Stanley Black & Decker, Inc.	258	25
Staples, Inc.	6,938	113
Starbucks Corp.	5,752	545
Starwood Hotels & Resorts Worldwide, Inc.	884	74
State Street Corp.	3,568	262
Stericycle, Inc. (g)	817	115
Steven Madden Ltd. (g)	1,100	42
Stryker Corp.	3,347	309
	Shares	Value (000)
SunTrust Banks, Inc.	6,117	$251
Symantec Corp.	7,862	184
Sysco Corp.	9,035	341
T-Mobile US, Inc. (g)	116	4
T. Rowe Price Group, Inc.	3,731	302
Target Corp.	12,928	1,061
TE Connectivity Ltd.	3,400	243
Tenaris SA	4,172	58
Tenet Healthcare Corp. (g)	131	6
Texas Instruments, Inc.	13,705	784
Textron, Inc.	2,122	94
Thermo Fisher Scientific, Inc.	3,404	457
Tiffany & Co.	261	23
Time Warner Cable, Inc.	3,749	562
Time Warner, Inc.	7,809	659
Time, Inc.	851	19
TJX Cos., Inc. (The)	15,970	1,119
Travelers Cos., Inc. (The)	728	79
TripAdvisor, Inc. (g)	332	28
TRW Automotive Holdings Corp. (g)	1,744	183
Twenty-First Century Fox, Inc., Class A	18,165	615
Twenty-First Century Fox, Inc., Class B	3,902	128
Tyco International PLC	1,509	65
Tyson Foods, Inc., Class A	3,153	121
Ultra Petroleum Corp. (g)	1,410	22
Union Pacific Corp.	5,170	560
United Parcel Service, Inc., Class B	4,420	428
United States Steel Corp.	641	16
United Technologies Corp.	3,373	395
UnitedHealth Group, Inc.	6,012	711
Urban Edge Properties REIT	154	4
Urban Outfitters, Inc. (g)	2,246	102
US Bancorp	17,773	776
Valero Energy Corp.	4,571	291
Varian Medical Systems, Inc. (g)	1,027	97
Vectrus, Inc. (g)	12	—	@
Ventas, Inc. REIT	747	55
Verisk Analytics, Inc., Class A (g)	1,988	142
Veritiv Corp. (g)	15	1
Vertex Pharmaceuticals, Inc. (g)	742	88
VF Corp.	2,912	219
Viacom, Inc., Class B	4,563	312
Visa, Inc., Class A	14,928	976
Vornado Realty Trust REIT	309	35
Wal-Mart Stores, Inc.	27,287	2,244
Walgreens Boots Alliance, Inc.	13,401	1,135
Walt Disney Co. (The)	12,474	1,308
Waste Management, Inc.	4,629	251
Waters Corp. (g)	321	40
Weatherford International PLC (g)	5,576	69
Wells Fargo & Co.	49,327	2,683
Western Union Co. (The)	7,169	149
Weyerhaeuser Co. REIT	2,579	85
Whole Foods Market, Inc.	5,624	293

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Williams Cos., Inc. (The)	9,331	$472
Williams-Sonoma, Inc.	1,510	120
Wisconsin Energy Corp.	3,670	182
WP GLIMCHER, Inc. REIT	2,864	48
WPX Energy, Inc. (g)	4,405	48
WW Grainger, Inc.	788	186
Wyndham Worldwide Corp.	308	28
Wynn Resorts Ltd.	840	106
Xcel Energy, Inc.	5,216	182
Xerox Corp.	6,956	89
Xilinx, Inc.	2,008	85
Xylem, Inc.	2,138	75
Yahoo!, Inc. (g)	7,799	347
Yum! Brands, Inc.	4,189	330
Zimmer Holdings, Inc.	2,137	251
Zions Bancorporation	222	6
Zoetis, Inc.	11,564	535
		145,372
Total Common Stocks (Cost $235,175)		286,395
Investment Companies (0.1%)
United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	321
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note G)	4,908	112
Total Investment Companies (Cost $499)		433
	No. of Rights
Rights (0.0%)
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria SA (g)	135,589	20
Banco de Sabadell SA (g)	114,756	29
Telefonica SA (g)	74,582	12
		61
United Kingdom (0.0%)
Serco Group PLC (g)	5,878	3
United States (0.0%)
Safeway Casa Ley CVR (g)	577	1
Safeway PDC, LLC CVR (g)	577	—	@
		1
Total Rights (Cost $30)		65
	No. of Warrants
Warrant (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (France) (g) (Cost $2)	1,221	4
	Shares
Short-Term Investments (6.7%)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $23,723)	23,722,970	23,723
	Face Amount (000)	Value (000)
U.S. Treasury Securities (1.3%)
U.S. Treasury Bills,
0.01%, 6/18/15 (i)(j)	$625	$625
0.02%, 6/18/15 (i)(j)	1,540	1,540
0.04%, 6/18/15 (i)(j)	110	110
0.06%, 6/18/15 (i)(j)	310	310
0.07%, 6/18/15 (i)(j)	2,770	2,770
0.03%, 6/18/15 (i)(j)	332	332
Total U.S. Treasury Securities (Cost $5,687)		5,687
Total Short-Term Investments (Cost $29,410)		29,410
Total Investments (98.9%) (Cost $384,388) (k)(l)		435,242
Other Assets in Excess of Liabilities (1.1%)		4,906
Net Assets (100.0%)		$440,148

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Security trades on the Hong Kong exchange.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2015.

(f)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity date.

(g)  Non-income producing security.

(h)  Security has been deemed illiquid at March 31, 2015.

(i)  Rate shown is the yield to maturity at March 31, 2015.

(j)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(k)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(l)  The approximate fair value and percentage of net assets, $130,226,000 and 29.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

@  Value is less than $500.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

GDR  Global Depositary Receipt.

IO  Interest Only.

MTN  Medium Term Note.

OJSC  Open Joint Stock Company.

PJSC  Public Joint Stock Company.

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

SDR  Swedish Depositary Receipt.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	USD	636	$636	4/7/15	AUD	817	$622	$(14)
Commonwealth Bank of Australia	USD	252	252	4/7/15	NZD	340	255	3
Deutsche Bank AG	NOK	3,850	478	4/7/15	USD	459	459	(19)
Deutsche Bank AG	USD	324	324	4/7/15	SEK	2,700	313	(11)
HSBC Bank PLC	EUR	361	388	4/7/15	USD	383	383	(5)
HSBC Bank PLC	GBP	415	615	4/7/15	USD	611	611	(4)
HSBC Bank PLC	USD	828	828	4/7/15	EUR	763	821	(7)
HSBC Bank PLC	USD	8,876	8,876	4/7/15	EUR	7,922	8,519	(357)
HSBC Bank PLC	USD	85	85	4/7/15	MXN	1,278	84	(1)
HSBC Bank PLC	USD	729	729	4/7/15	ZAR	8,854	729	(— @)
HSBC Bank PLC	ZAR	24,914	2,053	4/7/15	USD	2,148	2,148	95
JPMorgan Chase Bank NA	AUD	857	653	4/7/15	USD	653	653	— @
JPMorgan Chase Bank NA	CAD	2,440	1,926	4/7/15	USD	1,948	1,948	22
JPMorgan Chase Bank NA	EUR	1,162	1,250	4/7/15	USD	1,300	1,300	50
JPMorgan Chase Bank NA	GBP	415	616	4/7/15	EUR	574	618	2
JPMorgan Chase Bank NA	GBP	401	596	4/7/15	USD	618	618	22
JPMorgan Chase Bank NA	SEK	56	7	4/7/15	USD	7	7	— @
JPMorgan Chase Bank NA	USD	2,089	2,089	4/7/15	NZD	2,847	2,127	38
State Street Bank and Trust Co.	USD	1,495	1,495	4/7/15	EUR	1,360	1,462	(33)
State Street Bank and Trust Co.	USD	377	377	4/7/15	JPY	45,000	375	(2)
UBS AG	AUD	908	692	4/7/15	USD	707	707	15
UBS AG	AUD	964	734	4/7/15	USD	728	728	(6)
UBS AG	EUR	675	726	4/7/15	CHF	720	741	15
UBS AG	EUR	625	672	4/7/15	PLN	2,600	686	14
UBS AG	EUR	366	394	4/7/15	USD	408	408	14
UBS AG	EUR	361	388	4/7/15	USD	401	401	13
UBS AG	EUR	790	850	4/7/15	USD	849	849	(1)
UBS AG	EUR	263	283	4/7/15	USD	278	278	(5)
UBS AG	NZD	997	745	4/7/15	USD	725	725	(20)
UBS AG	NZD	5,744	4,292	4/7/15	USD	4,309	4,309	17
UBS AG	PLN	12,208	3,220	4/7/15	USD	3,289	3,289	69
UBS AG	USD	225	225	4/7/15	CHF	214	221	(4)
UBS AG	USD	89	89	4/7/15	GBP	59	87	(2)
UBS AG	USD	10,291	10,291	4/7/15	JPY	1,229,068	10,249	(42)
UBS AG	USD	10	10	4/7/15	JPY	1,180	10	— @
UBS AG	USD	1,321	1,321	4/7/15	KRW	1,458,797	1,315	(6)
UBS AG	USD	416	416	4/7/15	MXN	6,270	411	(5)
UBS AG	USD	272	272	4/7/15	SEK	2,258	262	(10)
UBS AG	USD	322	322	4/7/15	THB	10,500	323	1
UBS AG	USD	1,341	1,341	4/7/15	ZAR	16,311	1,344	3
Bank of America NA	BRL	1,592	497	4/16/15	USD	507	507	10
Bank of America NA	PLN	916	241	4/16/15	USD	234	234	(7)
Bank of America NA	USD	2,661	2,661	4/16/15	EUR	2,508	2,698	37
Bank of Montreal	CAD	3,043	2,402	4/16/15	USD	2,382	2,382	(20)
Bank of Montreal	HUF	170,795	611	4/16/15	USD	595	595	(16)
Bank of Montreal	HUF	153,943	551	4/16/15	USD	537	537	(14)
Bank of Montreal	HUF	118,964	426	4/16/15	USD	408	408	(18)
Bank of Montreal	NZD	2,544	1,899	4/16/15	USD	1,855	1,855	(44)
Bank of Montreal	TRY	1,102	422	4/16/15	USD	417	417	(5)
Bank of Montreal	TRY	8,917	3,418	4/16/15	USD	3,389	3,389	(29)
Bank of Montreal	TRY	1,060	406	4/16/15	USD	406	406	(— @)
Bank of Montreal	USD	893	893	4/16/15	HUF	245,337	878	(15)
Bank of Montreal	USD	882	882	4/16/15	HUF	245,337	877	(5)
Bank of Montreal	USD	1,030	1,030	4/16/15	TRY	2,713	1,040	10
Bank of Montreal	USD	491	491	4/16/15	TRY	1,292	495	4
Bank of Montreal	USD	954	954	4/16/15	TRY	2,473	948	(6)
Bank of Montreal	USD	890	890	4/16/15	TRY	2,285	876	(14)
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of Montreal	USD	891	$891	4/16/15	TRY	2,285	$876	$(15)
Bank of New York Mellon	USD	1,986	1,986	4/16/15	EUR	1,872	2,013	27
Bank of New York Mellon	USD	819	819	4/16/15	JPY	99,329	828	9
Barclays Bank PLC	BRL	1,208	377	4/16/15	USD	366	366	(11)
Barclays Bank PLC	CLP	612,748	980	4/16/15	USD	964	964	(16)
Barclays Bank PLC	EUR	1,042	1,121	4/16/15	USD	1,093	1,093	(28)
Barclays Bank PLC	SGD	511	373	4/16/15	USD	368	368	(5)
Barclays Bank PLC	SGD	549	400	4/16/15	USD	394	394	(6)
Barclays Bank PLC	USD	1,558	1,558	4/16/15	BRL	4,957	1,548	(10)
Barclays Bank PLC	USD	796	796	4/16/15	CLP	496,960	795	(1)
Barclays Bank PLC	USD	2,123	2,123	4/16/15	EUR	2,001	2,152	29
Barclays Bank PLC	USD	53	53	4/16/15	EUR	49	53	(— @)
Barclays Bank PLC	USD	1,270	1,270	4/16/15	GBP	855	1,269	(1)
Barclays Bank PLC	USD	785	785	4/16/15	SGD	1,074	783	(2)
Citibank NA	EUR	435	468	4/16/15	USD	460	460	(8)
Citibank NA	IDR	5,545,363	422	4/16/15	USD	418	418	(4)
Citibank NA	IDR	15,493,137	1,181	4/16/15	USD	1,170	1,170	(11)
Citibank NA	IDR	5,325,687	404	4/16/15	USD	398	398	(6)
Citibank NA	KRW	194,667	176	4/16/15	USD	174	174	(2)
Citibank NA	USD	111	111	4/16/15	EUR	104	112	1
Citibank NA	USD	859	859	4/16/15	IDR	11,164,896	851	(8)
Citibank NA	USD	857	857	4/16/15	IDR	11,164,896	851	(6)
Citibank NA	USD	4,549	4,549	4/16/15	JPY	551,443	4,599	50
Citibank NA	USD	606	606	4/16/15	KRW	670,688	605	(1)
Citibank NA	USD	606	606	4/16/15	KRW	670,688	604	(2)
Citibank NA	USD	467	467	4/16/15	THB	15,182	466	(1)
Citibank NA	USD	624	624	4/16/15	TWD	19,515	624	(— @)
Commonwealth Bank of Australia	AUD	2,005	1,526	4/16/15	USD	1,524	1,524	(2)
Credit Suisse International	CHF	2,071	2,132	4/16/15	USD	2,064	2,064	(68)
Credit Suisse International	ILS	873	219	4/16/15	USD	218	218	(1)
Credit Suisse International	ILS	1,425	358	4/16/15	USD	355	355	(3)
Credit Suisse International	ILS	1,501	377	4/16/15	USD	372	372	(5)
Credit Suisse International	JPY	151,105	1,260	4/16/15	USD	1,260	1,260	(— @)
Credit Suisse International	USD	1,150	1,150	4/16/15	EUR	1,084	1,166	16
Credit Suisse International	USD	790	790	4/16/15	ILS	3,095	778	(12)
Credit Suisse International	USD	777	777	4/16/15	ILS	3,095	778	1
Credit Suisse International	USD	82	82	4/16/15	JPY	10,000	83	1
Deutsche Bank AG	CHF	3,198	3,293	4/16/15	USD	3,188	3,188	(105)
Deutsche Bank AG	GBP	2,659	3,945	4/16/15	USD	3,921	3,921	(24)
Deutsche Bank AG	HUF	56,029	200	4/16/15	USD	195	195	(5)
Deutsche Bank AG	INR	26,242	418	4/16/15	USD	414	414	(4)
Deutsche Bank AG	INR	16,830	268	4/16/15	USD	268	268	(— @)
Deutsche Bank AG	JPY	79,531	664	4/16/15	USD	656	656	(8)
Deutsche Bank AG	MYR	1,246	336	4/16/15	USD	335	335	(1)
Deutsche Bank AG	NOK	4,186	519	4/16/15	USD	504	504	(15)
Deutsche Bank AG	PLN	2,357	621	4/16/15	USD	603	603	(18)
Deutsche Bank AG	PLN	2,179	575	4/16/15	USD	557	557	(18)
Deutsche Bank AG	USD	430	430	4/16/15	CHF	418	430	(— @)
Deutsche Bank AG	USD	654	654	4/16/15	INR	40,861	651	(3)
Deutsche Bank AG	USD	340	340	4/16/15	JPY	41,166	344	4
Deutsche Bank AG	USD	866	866	4/16/15	MYR	3,170	855	(11)
Deutsche Bank AG	USD	707	707	4/16/15	PLN	2,662	702	(5)
Deutsche Bank AG	USD	707	707	4/16/15	PLN	2,662	702	(5)
Goldman Sachs International	GBP	329	487	4/16/15	USD	484	484	(3)
Goldman Sachs International	USD	885	885	4/16/15	AUD	1,164	886	1
Goldman Sachs International	USD	276	276	4/16/15	HKD	2,146	276	— @
JPMorgan Chase Bank NA	KRW	196,782	177	4/16/15	USD	175	175	(2)
JPMorgan Chase Bank NA	RUB	36,486	623	4/16/15	USD	622	622	(1)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	TWD	11,701	$374	4/16/15	USD	371	$371	$(3)
JPMorgan Chase Bank NA	TWD	22,828	729	4/16/15	USD	723	723	(6)
JPMorgan Chase Bank NA	USD	4,872	4,872	4/16/15	EUR	4,593	4,939	67
JPMorgan Chase Bank NA	USD	2,871	2,871	4/16/15	NZD	3,937	2,939	68
JPMorgan Chase Bank NA	USD	1,619	1,619	4/16/15	RUB	99,623	1,701	82
JPMorgan Chase Bank NA	USD	623	623	4/16/15	TWD	19,515	623	— @
JPMorgan Chase Bank NA	ZAR	2,380	196	4/16/15	USD	191	191	(5)
Northern Trust Company	SGD	315	230	4/16/15	USD	227	227	(3)
Northern Trust Company	USD	251	251	4/16/15	SGD	344	250	(1)
Northern Trust Company	USD	534	534	4/16/15	SGD	730	532	(2)
Royal Bank of Scotland PLC	CLP	236,983	379	4/16/15	USD	369	369	(10)
Royal Bank of Scotland PLC	CLP	222,643	356	4/16/15	USD	347	347	(9)
Royal Bank of Scotland PLC	MXN	5,220	342	4/16/15	USD	337	337	(5)
Royal Bank of Scotland PLC	MXN	5,390	353	4/16/15	USD	348	348	(5)
Royal Bank of Scotland PLC	USD	793	793	4/16/15	CLP	496,960	795	2
Royal Bank of Scotland PLC	USD	107	107	4/16/15	ILS	430	108	1
Royal Bank of Scotland PLC	USD	848	848	4/16/15	MXN	12,683	831	(17)
Royal Bank of Scotland PLC	USD	2,575	2,575	4/16/15	MXN	39,798	2,607	32
Royal Bank of Scotland PLC	USD	846	846	4/16/15	MXN	12,683	831	(15)
State Street Bank and Trust Co.	SEK	4,618	537	4/16/15	USD	533	533	(4)
State Street Bank and Trust Co.	SEK	3,291	383	4/16/15	USD	382	382	(1)
State Street Bank and Trust Co.	THB	36,214	1,112	4/16/15	USD	1,094	1,094	(18)
State Street Bank and Trust Co.	THB	11,249	346	4/16/15	USD	340	340	(6)
State Street Bank and Trust Co.	THB	15,666	481	4/16/15	USD	473	473	(8)
State Street Bank and Trust Co.	USD	404	404	4/16/15	DKK	2,839	409	5
State Street Bank and Trust Co.	USD	996	996	4/16/15	EUR	939	1,010	14
State Street Bank and Trust Co.	USD	408	408	4/16/15	JPY	49,481	412	4
State Street Bank and Trust Co.	USD	730	730	4/16/15	MXN	11,277	739	9
State Street Bank and Trust Co.	USD	398	398	4/16/15	THB	12,933	397	(1)
State Street Bank and Trust Co.	USD	865	865	4/16/15	THB	28,115	864	(1)
UBS AG	CAD	1,288	1,017	4/16/15	USD	1,008	1,008	(9)
UBS AG	CHF	2,450	2,522	4/16/15	USD	2,442	2,442	(80)
UBS AG	EUR	34	37	4/16/15	USD	36	36	(1)
UBS AG	EUR	6,207	6,676	4/16/15	USD	6,667	6,667	(9)
UBS AG	GBP	1,884	2,795	4/16/15	USD	2,778	2,778	(17)
UBS AG	INR	37,094	592	4/16/15	USD	591	591	(1)
UBS AG	JPY	145,169	1,210	4/16/15	USD	1,197	1,197	(13)
UBS AG	JPY	33,495	279	4/16/15	USD	276	276	(3)
UBS AG	MYR	3,696	997	4/16/15	USD	1,001	1,001	4
UBS AG	MYR	1,682	453	4/16/15	USD	453	453	(— @)
UBS AG	SEK	1,912	222	4/16/15	USD	220	220	(2)
UBS AG	USD	265	265	4/16/15	EUR	249	268	3
UBS AG	USD	83	83	4/16/15	EUR	76	82	(1)
UBS AG	USD	48	48	4/16/15	EUR	44	47	(1)
UBS AG	USD	653	653	4/16/15	INR	40,861	651	(2)
UBS AG	USD	865	865	4/16/15	MYR	3,170	855	(10)
UBS AG	USD	1,753	1,753	4/16/15	RUB	107,810	1,840	87
UBS AG	USD	1,115	1,115	4/16/15	SGD	1,550	1,129	14
UBS AG	USD	320	320	4/16/15	ZAR	3,834	315	(5)
UBS AG	USD	779	779	4/16/15	ZAR	9,351	769	(10)
UBS AG	USD	464	464	4/16/15	ZAR	5,517	453	(11)
UBS AG	ZAR	8,521	701	4/16/15	USD	684	684	(17)
UBS AG	ZAR	6,830	562	4/16/15	USD	552	552	(10)
			$170,720				$170,173	$(547)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$315	Apr-15	$(2)
CAC 40 Index (France)	7	379	Apr-15	(1)
Corn Futures (United States)	94	1,884	Dec-15	(150)
Euro Stoxx 50 Index (Germany)	883	34,474	Jun-15	456
MSCI Emerging Market E Mini (United States)	215	10,453	Jun-15	390
MSCI Singapore Free Index (Singapore)	36	1,994	Apr-15	6
NIKKEI 225 Index (Japan)	116	9,295	Jun-15	152
OMXS 30 (Sweden)	19	366	Apr-15	(5)
U.S. Dollar Index (United States)	75	7,400	Jun-15	(115)
U.S. Treasury 2 yr. Note (United States)	121	26,518	Jun-15	100
U.S. Treasury 5 yr. Note (United States)	103	12,382	Jun-15	92
U.S. Treasury Ultra Bond (United States)	98	16,648	Jun-15	547
Short:
China H-Shares Index (Hong Kong)	71	(5,674)	Apr-15	(199)
FTSE 100 Index (United Kingdom)	80	(7,983)	Jun-15	35
German Euro Bund (Germany)	3	(512)	Jun-15	(7)
Hang Seng Index (Hong Kong)	1	(161)	Apr-15	(3)
IBEX 35 Index (Spain)	40	(4,942)	Apr-15	(187)
S&P 500 E MINI Index (United States)	208	(21,432)	Jun-15	148
Soybean Futures (United States)	30	(1,433)	Nov-15	85
SPI 200 Index (Australia)	7	(784)	Jun-15	(5)
U.S. Treasury 10 yr. Note (United States)	287	(36,996)	Jun-15	(210)
U.S. Treasury Long Bond (United States)	2	(328)	Jun-15	(5)
U.S. Treasury Ultra Long Bond (United States)	17	(2,888)	Jun-15	(33)
UK Long Gilt Bond (United Kingdom)	15	(2,687)	Jun-15	(38)
Wheat Futures (United States)	15	(403)	Dec-15	85
				$1,136

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Bank of America NA Russian Federation	Sell	$575	1.00%	6/20/20	$(98)	$19	$(79)	BBB-
Barclays Bank PLC Russian Federation	Sell	986	1.00	6/20/20	(174)	38	(136)	BBB-
Barclays Bank PLC Russian Federation	Sell	2,318	1.00	6/20/20	(391)	70	(321)	BBB-
Deutsche Bank AG Russian Federation	Sell	276	1.00	6/20/20	(47)	8	(39)	BBB-
Goldman Sachs International Australian Government	Buy	179	1.00	6/20/20	(6)	(— @)	(6)	AAA
Goldman Sachs International People's Republic of China	Buy	1,347	1.00	6/20/20	(2)	(4)	(6)	AA-
JPMorgan Chase Bank NA Russian Federation	Sell	329	1.00	6/20/20	(57)	12	(45)	BBB-
JPMorgan Chase Bank NA Australian Government	Buy	1,883	1.00	6/20/20	(62)	(4)	(66)	AAA
JPMorgan Chase Bank NA People's Republic of China	Buy	2,109	1.00	6/20/20	(— @)	(9)	(9)	AA-

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Credit Default Swap Agreements: (cont'd)

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
JPMorgan Chase Bank NA People's Republic of China	Buy	$159	1.00%	6/20/20	$	(— @)	$(1)	$(1)	AA-
JPMorgan Chase Bank NA People's Republic of China	Buy	2,039	1.00	6/20/20		(2)	(7)	(9)	AA-
JPMorgan Chase Bank NA People's Republic of China	Buy	702	1.00	6/20/20		(1)	(2)	(3)	AA-
JPMorgan Chase Bank NA People's Republic of China	Buy	241	1.00	6/20/20		(— @)	(1)	(1)	AA-
JPMorgan Chase Bank NA Russian Federation	Sell	292	1.00	6/20/20		(49)	9	(40)	BBB-
JPMorgan Chase Bank NA Australian Government	Buy	4,089	1.00	6/20/20		(136)	(7)	(143)	AAA
JPMorgan Chase Bank NA People's Republic of China	Buy	262	1.00	6/20/20		(1)	(1)	(2)	AA-
JPMorgan Chase Bank NA Russian Federation	Sell	2,086	1.00	6/20/20		(327)	38	(289)	BBB-
		$19,872				$(1,353)	$158	$(1,195)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.90%	12/24/16		$12,700	$(70)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.86	1/27/17	GBP	22,579	(26)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.74	1/29/17		$32,400	22
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.95	2/12/17	GBP	11,101	(38)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	0.96	2/12/17		11,102	(42)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.91	2/17/17		$16,915	60
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.91	2/17/17		16,915	60
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	1.03	3/4/17	GBP	11,239	(60)
Morgan Stanley & Co., LLC*	6 Month LIBOR	Receive	1.04	3/4/17		11,240	(62)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	0.92	3/6/17		$34,310	105
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.28	3/19/18		26,900	(153)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20		8,900	(83)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	2.29	12/24/24		2,700	83
							$(204)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 31, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$637	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	$23
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	2,862	3 Month USD LIBOR minus 0.24%	Pay	2/23/16	68
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	60	3 Month USD LIBOR minus 0.25%	Pay	2/23/16	1

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index		$317	3 Month USD LIBOR minus 0.25%	Pay	2/23/16	$(3)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		1,270	3 Month USD LIBOR minus 0.24%	Pay	2/24/16	39
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		1,267	3 Month USD LIBOR minus 0.24%	Pay	2/24/16	12
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index		118	3 Month USD LIBOR minus 0.25%	Pay	2/24/16	— @
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index		119	3 Month USD LIBOR minus 0.25%	Pay	2/24/16	2
Bank of America NA	European Luxury††		5,613	3 Month USD LIBOR minus 0.12%	Pay	3/31/16	54
Barclays Bank PLC	Barclays EM Consumer Staples††		3,010	3 Month USD LIBOR minus 0.65%	Pay	10/23/15	(120)
Barclays Bank PLC	MSCI Emerging Market Index		25,652	3 Month USD LIBOR plus 0.30%	Receive	3/3/16	(376)
Barclays Bank PLC	Global Elevators††		541	3 Month USD LIBOR minus 0.20%	Pay	4/5/16	2
Deutsche Bank AG	DB Global Machinery Index††		3,276	3 Month USD LIBOR minus 0.35%	Pay	11/10/15	(88)
Goldman Sachs International	GS U.S. Aircraft Leasing Index††		1,127	3 Month USD LIBOR minus 0.29%	Pay	9/25/15	25
Goldman Sachs International	GS Global Machinery Index††		3,310	3 Month USD LIBOR minus 0.45%	Pay	11/11/15	(111)
Goldman Sachs International	GS Auto Components Index††		2,221	3 Month USD LIBOR minus 0.25%	Pay	12/17/15	(31)
JPMorgan Chase Bank NA	JPM MSCI China Index††	HKD	13,304	3 Month HKD HIBOR minus 0.22%	Pay	8/26/15	(31)
JPMorgan Chase Bank NA	JPM Aerospace Index††		$2,308	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	42
JPMorgan Chase Bank NA	JPM Aerospace Index††		2,320	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	42
JPMorgan Chase Bank NA	JPM Aerospace Index††		6,037	3 Month USD LIBOR minus 0.26%	Pay	9/8/15	109
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††		6,848	3 Month USD LIBOR minus 0.245%	Pay	11/9/15	62
JPMorgan Chase Bank NA	China Internet††		2,668	3 Month USD LIBOR minus 0.36%	Pay	3/17/16	(161)
JPMorgan Chase Bank NA	China Internet††		2,638	3 Month USD LIBOR minus 0.36%	Pay	3/17/16	(111)
							$(551)

††  See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with European Luxury as of March 31, 2015.

Security Description	Index Weight
European Luxury
Adidas AG	8.87%
Burberry Group PLC	6.59
Christian Dior SE	3.60
Cie Financiere Richemont SA	13.65
Coach, Inc.	6.50
Hermes International	3.32
Hugo Boss AG	5.93
Kering	9.26
LVMH Moet Hennessy Louis Vuitton SE	24.70
Moncler SpA	3.46
Salvatore Ferragamo SpA	3.90
Swatch Group AG (The)	10.22
100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays EM Consumer Staples as of March 31, 2015.

Security Description	Index Weight
Barclays EM Consumer Staples
Ambev SA	20.47%
BRF SA	4.55
Fomento Economico Mexicano SAB de CV	20.30
Hengan International Group Co., Ltd.	10.52
Magnit PJSC	13.83
Uni-President Enterprises Corp.	8.58
Wal-Mart de Mexico SAB de CV	14.41
Want Want China Holdings Ltd.	7.34
100.00%

The following table represents the equity basket holdings underlying the total return swap with Global Elevators as of March 31, 2015.

Security Description	Index Weight
Global Elevators
Fujitec Co., Ltd.	1.47%
Kone Oyj	23.94
Schindler Holding AG	33.32
United Technologies Corp.	41.27
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Global Machinery Index as of March 31, 2015.

Security Description	Index Weight
DB Global Machinery Index
Alfa Laval AB	2.66%
Atlas Copco AB	8.53
Atlas Copco AB	4.52
CNH Industrial N.V.	3.23
Daewoo Shipbuilding & Marine Engineering	0.92
Doosan Infracore Co., Ltd.	0.64
GEA Group AG	3.35
Hino Motors Ltd.	1.44
Hitachi Construction Machinery Co., Ltd.	0.73
Hiwin Technologies Corp.	0.69
Security Description	Index Weight
DB Global Machinery Index (cont'd)
Hyundai Heavy Industries Co., Ltd.	2.61%
Hyundai Mipo Dockyard Co., Ltd.	0.48
IMI PLC	2.32
JTEKT Corp.	1.29
Kawasaki Heavy Industries Ltd.	2.73
Komatsu Ltd.	7.00
Kone Oyj	5.22
Kubota Corp.	6.45
MAN SE	1.50
Melrose Industries PLC	1.90
Metso Oyj	1.54
NGK Insulators Ltd.	2.61
Samsung Heavy Industries Co., Ltd.	1.10
Sandvik AB	5.29
Schindler Holding AG	3.11
Schindler Holding AG	1.46
Sembcorp Marine Ltd.	0.76
SMC Corp.	6.04
Sulzer AG	1.20
Sumitomo Heavy Industries Ltd.	1.33
United Tractors Tbk PT	1.35
Vallourec SA	1.23
Volvo AB	7.53
Wartsila Oyj Abp	2.76
Weichai Power Co., Ltd.	0.78
Weir Group PLC (The)	2.51
Yangzijiang Shipbuilding Holdings Ltd.	0.72
Zoomlion Heavy Industry Science and Tech	0.47
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS U.S. Aircraft Leasing Index as of March 31, 2015.

Security Description	Index Weight
GS U.S. Aircraft Leasing Index
AerCap Holdings N.V.	63.46%
Air Lease Corp.	24.76
Aircastle Ltd.	9.57
Fly Leasing Ltd.	2.21
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Global Machinery Index as of March 31, 2015.

Security Description	Index Weight
GS Global Machinery Index
Alfa Laval AB	2.67%
Atlas Copco AB	8.56
Atlas Copco AB	4.55
CNH Industrial N.V.	3.31
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	0.89
Doosan Infracore Co., Ltd.	0.67
GEA Group AG	3.37
Hino Motors Ltd.	1.46
Hitachi Construction Machinery Co., Ltd.	0.74
Hiwin Technologies Corp.	0.72
Hyundai Heavy Industries Co., Ltd.	2.63
Hyundai Mipo Dockyard Co., Ltd.	0.49

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Index Weight
GS Global Machinery Index (cont'd)
IMI PLC	2.33%
JTEKT Corp.	1.32
Kawasaki Heavy Industries Ltd.	2.76
Komatsu Ltd.	7.09
Kone Oyj	5.33
Kubota Corp.	6.54
MAN SE	1.50
Melrose Industries PLC	1.80
Metso Oyj	1.56
NGK Insulators Ltd.	2.64
Samsung Heavy Industries Co., Ltd.	0.22
Sandvik AB	5.34
Schindler Holding AG	3.10
Schindler Holding AG	1.46
Sembcorp Marine Ltd.	0.75
SMC Corp.	6.13
Sulzer AG	1.21
Sumitomo Heavy Industries Ltd.	1.35
United Tractors Tbk PT	1.35
Vallourec SA	1.24
Volvo AB	7.60
Wartsila Oyj Abp	2.81
Weichai Power Co., Ltd.	0.78
Weir Group PLC (The)	2.54
Yangzijiang Shipbuilding Holdings Ltd.	0.72
Zoomlion Heavy Industry Science and Technology Co., Ltd.	0.47
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Auto Components Index as of March 31, 2015.

Security Description	Index Weight
GS Auto Components Index
Aisin Seiki Co., Ltd.	2.24%
Autoliv, Inc.	3.52
BorgWarner, Inc.	4.45
Bridgestone Corp.	8.41
Cheng Shin Rubber Industry Co., Ltd.	1.20
Cie Generale des Etablissements Michelin	5.97
Continental AG	8.37
Delphi Automotive PLC	7.70
Denso Corp.	7.16
GKN PLC	2.81
Halla Visteon Climate Control Corp.	0.42
Hankook Tire Co., Ltd.	0.98
Hyundai Mobis Co., Ltd.	4.88
Hyundai Wia Corp.	0.67
Johnson Controls, Inc.	10.82
Koito Manufacturing Co., Ltd.	0.94
Magna International, Inc.	7.30
NGK Spark Plug Co., Ltd.	1.55
NHK Spring Co., Ltd.	0.53
NOK Corp.	0.93
Nokian Renkaat Oyj	1.09
Pirelli & C. SpA	1.27
Stanley Electric Co., Ltd.	1.04
Sumitomo Electric Industries Ltd.	3.19
Sumitomo Rubber Industries Ltd	1.02
Security Description	Index Weight
GS Auto Components Index (cont'd)
Toyoda Gosei Co., Ltd.	0.47%
Toyota Industries Corp.	3.01
TRW Automotive Holdings Corp.	3.76
Valeo SA	3.62
Yokohama Rubber Co., Ltd. (The)	0.68
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM MSCI China Index as of March 31, 2015.

Security Description	Index Weight
JPM MSCI China Index
AAC Technologies Holdings, Inc.	0.65%
Agricultural Bank of China Ltd.	1.59
Bank of China Ltd.	6.87
Bank of Communications Co., Ltd.	1.12
Beijing Enterprises Holdings Ltd.	0.58
Brilliance China Automotive Holdings Ltd.	0.85
Byd Co., Ltd.	0.48
China CITIC Bank Corp., Ltd.	0.92
China Communications Construction Co., Ltd.	0.93
China Construction Bank Corp.	8.92
China Everbright International Ltd.	0.60
China Gas Holdings Ltd.	0.49
China Life Insurance Co., Ltd.	4.87
China Longyuan Power Group Corp., Ltd.	0.49
China Mengniu Dairy Co., Ltd.	1.11
China Merchants Bank Co., Ltd.	1.69
China Merchants Holdings International C	0.66
China Minsheng Banking Corp., Ltd.	1.17
China Mobile Ltd.	10.96
China Oilfield Services Ltd.	0.45
China Overseas Land & Investment Ltd.	1.92
China Pacific Insurance Group Co., Ltd.	1.85
China Petroleum & Chemical Corp.	3.02
China Resources Enterprise Ltd.	0.35
China Resources Land Ltd.	0.83
China Resources Power Holdings Co., Ltd.	0.69
China Shenhua Energy Co., Ltd.	1.30
China Telecom Corp., Ltd.	1.27
China Unicom Hong Kong Ltd.	1.07
CITIC Ltd.	0.41
CNOOC Ltd.	3.63
Dongfeng Motor Group Co., Ltd.	0.63
ENN Energy Holdings Ltd.	0.68
Great Wall Motor Co., Ltd.	1.12
Hengan International Group Co., Ltd.	1.33
Huaneng Power International, Inc.	0.55
ICBC	8.15
Kunlun Energy Co., Ltd.	0.47
Lenovo Group Ltd.	1.31
PetroChina Co., Ltd.	3.45
PICC Property & Casualty Co., Ltd.	1.03
Ping An Insurance Group Company of China Ltd.	3.67
Tencent Holdings Ltd.	14.29
Tingyi Cayman Islands Holding Corp.	0.64
Want Want China Holdings Ltd.	0.94
100.00%

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of March 31, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group N.V.	13.45%
B/E Aerospace, Inc.	1.94
Boeing Co. (The)	33.90
Bombardier, Inc.	1.02
KLX, Inc.	0.59
Precision Castparts Corp.	9.99
Rolls-Royce Holdings PLC	7.22
Safran SA	7.78
Textron, Inc.	5.10
Thales SA	2.02
TransDigm Group, Inc.	3.39
United Technologies Corp.	11.04
Zodiac Aerospace	2.56
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Machinery Index as of March 31, 2015.

Security Description	Index Weight
JPM U.S. Machinery Index
AGCO Corp.	1.70%
Caterpillar, Inc.	20.80
Cummins, Inc.	9.90
Deere & Co.	11.69
Dover Corp.	4.68
Flowserve Corp.	3.06
Illinois Tool Works, Inc.	14.88
Ingersoll-Rand PLC	7.45
Joy Global, Inc.	1.65
PACCAR, Inc.	8.95
Parker-Hannifin Corp.	6.71
Pentair PLC	4.80
SPX Corp.	1.28
Xylem, Inc.	2.45
100.00%

The following table represents the equity basket holdings underlying the total return swap with China Internet as of March 31, 2015.

Security Description	Index Weight
China Internet
Alibaba Group Holding Ltd.	36.36%
Baidu, Inc.	12.94
Cheetah Mobile, Inc.	0.43
Ctrip.com International Ltd.	1.40
E-Commerce China Dangdang, Inc.	0.13
JD.com, Inc.	7.18
Kingsoft Corp., Ltd.	0.62
Leju Holdings Ltd.	0.19
NetEase, Inc.	2.44
Phoenix New Media Ltd.	0.08
Qihoo 360 Technology Co., Ltd.	1.14
SINA Corp.	0.38
Sohu.com, Inc.	0.36
SouFun Holdings Ltd.	0.44
Security Description	Index Weight
China Internet (cont'd)
Tencent Holdings Ltd.	31.51%
Vipshop Holdings Ltd.	3.34
Xunlei Ltd.	0.08
Youku Tudou, Inc.	0.43
YY, Inc.	0.55
100.00%

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

HIBOR  Hong Kong Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	65.8%
Fixed Income Securities	27.3
Short-Term Investments	6.8
Other**	0.1
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $208,331,000 with net unrealized appreciation of approximately $1,136,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $547,000 and does not include open swap agreements with net unrealized depreciation of approximately $597,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Global Strategist Portfolio

Statement of Assets and Liabilities	March 31, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $360,534)	$411,407
Investment in Security of Affiliated Issuer, at Value (Cost $23,854)	23,835
Total Investments in Securities, at Value (Cost $384,388)	435,242
Foreign Currency, at Value (Cost $846)	810
Cash	1
Receivable for Investments Sold	8,214
Receivable for Variation Margin on Futures Contracts	6,949
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	985
Interest Receivable	870
Unrealized Appreciation on Swap Agreements	675
Dividends Receivable	659
Tax Reclaim Receivable	142
Receivable for Portfolio Shares Sold	62
Receivable from Affiliate	4
Receivable for Swap Agreements Termination	1
Other Assets	74
Total Assets	454,688
Liabilities:
Payable for Investments Purchased	8,776
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,532
Premium Received on Open Swap Agreements	1,353
Unrealized Depreciation on Swap Agreements	1,068
Payable for Portfolio Shares Redeemed	509
Payable for Advisory Fees	485
Payable for Sub Transfer Agency Fees — Class I	8
Payable for Sub Transfer Agency Fees — Class A	298
Payable for Sub Transfer Agency Fees — Class L	33
Payable for Shareholder Services Fees — Class A	72
Payable for Distribution and Shareholder Services Fees — Class L	18
Payable for Trustees' Fees and Expenses	80
Payable for Professional Fees	46
Payable for Custodian Fees	35
Payable for Administration Fees	30
Payable for Variation Margin on Swap Agreements	11
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	7
Payable for Transfer Agency Fees — Class L	2
Other Liabilities	176
Total Liabilities	14,540
Net Assets	$440,148
Net Assets Consist Of:
Paid-in-Capital	$401,778
Distributions in Excess of Net Investment Income	(1,208)
Accumulated Net Realized Loss	(11,179)
Unrealized Appreciation (Depreciation) on:
Investments	50,873
Investments in Affiliates	(19)
Futures Contracts	1,136
Swap Agreements	(597)
Foreign Currency Forward Exchange Contracts	(547)
Foreign Currency Translations	(89)
Net Assets	$440,148

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Global Strategist Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2015 (000)
CLASS I:
Net Assets	$77,559
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,878,722
Net Asset Value, Offering and Redemption Price Per Share	$15.90
CLASS A:
Net Assets	$334,940
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	21,158,476
Net Asset Value, Redemption Price Per Share	$15.83
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.88
Maximum Offering Price Per Share	$16.71
CLASS L:
Net Assets	$27,649
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,752,392
Net Asset Value, Offering and Redemption Price Per Share	$15.78

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Global Strategist Portfolio

Statement of Operations	Six Months Ended March 31, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $123 of Foreign Taxes Withheld)	$3,261
Interest from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	1,841
Dividends from Securities of Affiliated Issuer (Note G)	30
Total Investment Income	5,132
Expenses:
Advisory Fees (Note B)	1,017
Shareholder Services Fees — Class A (Note D)	439
Distribution and Shareholder Services Fees — Class L (Note D)	104
Custodian Fees (Note F)	200
Administration Fees (Note C)	181
Sub Transfer Agency Fees — Class I	9
Sub Transfer Agency Fees — Class A	119
Sub Transfer Agency Fees — Class L	11
Pricing Fees	66
Professional Fees	65
Shareholder Reporting Fees	48
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	20
Transfer Agency Fees — Class L (Note E)	6
Registration Fees	22
Trustees' Fees and Expenses	10
Other Expenses	11
Total Expenses	2,332
Rebate from Morgan Stanley Affiliate (Note G)	(34)
Reimbursement of Class Specific Expenses — Class I (Note B)	(4)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Net Expenses	2,294
Net Investment Income	2,838
Realized Gain (Loss):
Investments Sold	(6,203)
Foreign Currency Forward Exchange Contracts	3,673
Foreign Currency Transactions	(635)
Futures Contracts	27
Swap Agreements	(2,729)
Net Realized Loss	(5,867)
Change in Unrealized Appreciation (Depreciation):
Investments	3,438
Investments in Affiliates	(9)
Foreign Currency Forward Exchange Contracts	(2,201)
Foreign Currency Translations	4
Futures Contracts	518
Swap Agreements	(2,347)
Net Change in Unrealized Appreciation (Depreciation)	(597)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(6,464)
Net Decrease in Net Assets Resulting from Operations	$(3,626)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Global Strategist Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2015 (unaudited) (000)	Year Ended September 30, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,838	$7,745
Net Realized Gain (Loss)	(5,867)	13,188
Net Change in Unrealized Appreciation (Depreciation)	(597)	19,230
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,626)	40,163
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,528)	(714)
Net Realized Gain	(2,679)	(3,844)
Class A:
Net Investment Income	(6,120)	(4,088)
Net Realized Gain	(13,028)	(26,774)
Class L:
Net Investment Income	(334)	(173)
Net Realized Gain	(1,018)	(2,073)
Total Distributions	(24,707)	(37,666)
Capital Share Transactions:(1)
Class I:
Subscribed	28,836	25,332
Distributions Reinvested	4,189	4,536
Redeemed	(23,774)	(9,847)
Class A:
Subscribed	11,906	23,787
Distributions Reinvested	18,802	30,252
Redeemed	(39,360)	(63,566)
Class L:
Subscribed	2,450	1,835
Distributions Reinvested	1,327	2,203
Redeemed	(2,521)	(5,157)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,855	9,375
Total Increase (Decrease) in Net Assets	(26,478)	11,872
Net Assets:
Beginning of Period	466,626	454,754
End of Period (Including Distributions in Excess of Net Investment Income and Accumulated Undistributed Net Investment Income of $(1,208) and $3,936, respectively)	$440,148	$466,626
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,790	1,511
Shares Issued on Distributions Reinvested	269	284
Shares Redeemed	(1,474)	(578)
Net Increase in Class I Shares Outstanding	585	1,217
Class A:
Shares Subscribed	735	1,412
Shares Issued on Distributions Reinvested	1,211	1,903
Shares Redeemed	(2,443)	(3,794)
Net Decrease in Class A Shares Outstanding	(497)	(479)
Class L:
Shares Subscribed	154	110
Shares Issued on Distributions Reinvested	86	139
Shares Redeemed	(157)	(309)
Net Increase (Decrease) in Class L Shares Outstanding	83	(60)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.99		$16.96	$15.22	$12.50	$12.55	$11.66
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.34	0.35	0.14	0.18	0.21
Net Realized and Unrealized Gain (Loss)	(0.25)		1.15	1.44	2.79	(0.02)	0.91
Total from Investment Operations	(0.13)		1.49	1.79	2.93	0.16	1.12
Distributions from and/or in Excess of:
Net Investment Income	(0.35)		(0.23)	(0.05)	(0.21)	(0.21)	(0.23)
Net Realized Gain	(0.61)		(1.23)	—	—	—	—
Total Distributions	(0.96)		(1.46)	(0.05)	(0.21)	(0.21)	(0.23)
Net Asset Value, End of Period	$15.90		$16.99	$16.96	$15.22	$12.50	$12.55
Total Return++	(0.62	)%#	9.37%	11.79%	23.66%	1.07%	9.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$77,559		$72,952	$52,170	$23,756	$25,192	$22,706
Ratio of Expenses to Average Net Assets (1)	0.73	%+*	0.72%+	0.69%+	1.37%+	1.30%+	0.89%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.76%+	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.51	%+*	1.99%+	2.18%+	1.01%+	1.35%+	1.73%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.02%	0.01%	0.02%	0.01%	0.01%
Portfolio Turnover Rate	42	%#	62%	107%	168%	164%	176%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.75	%*	0.83%	0.82%	N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.49	%*	1.88%	2.05%	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.88		$16.88	$15.18	$12.47	$12.52	$11.63
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.27	0.42	0.10	0.15	0.18
Net Realized and Unrealized Gain (Loss)	(0.25)		1.15	1.32	2.79	(0.03)	0.91
Total from Investment Operations	(0.15)		1.42	1.74	2.89	0.12	1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.19)	(0.04)	(0.18)	(0.17)	(0.20)
Net Realized Gain	(0.61)		(1.23)	—	—	—	—
Total Distributions	(0.90)		(1.42)	(0.04)	(0.18)	(0.17)	(0.20)
Net Asset Value, End of Period	$15.83		$16.88	$16.88	$15.18	$12.47	$12.52
Total Return++	(0.83	)%#	9.02%	11.49%	23.33%	0.83%	9.52%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$334,940		$365,642	$373,559	$20,487	$16,857	$17,169
Ratio of Expenses to Average Net Assets (1)	1.03	%+*	1.07%+	0.47%+^	1.64%+	1.55%+	1.14%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.03%+^	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.18	%+*	1.64%+	2.60%+^	0.69%+	1.10%+	1.48%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.02%	0.01%	0.02%	0.01%	0.01%
Portfolio Turnover Rate	42	%#	62%	107%	168%	164%	176%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.05	%*	1.14%	1.11%	N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.16	%*	1.57%	1.96%	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.09% for Class A shares. Prior to September 16, 2013, the maximum ratio was 0.99% for Class A shares.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2015		Year Ended September 30,			Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$16.79		$16.78	$15.15		$14.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.19	0.23		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.25)		1.15	1.42		0.78
Total from Investment Operations	(0.20)		1.34	1.65		0.76
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.10)	(0.02)		(0.03)
Net Realized Gain	(0.61)		(1.23)	—		—
Total Distributions	(0.81)		(1.33)	(0.02)		(0.03)
Net Asset Value, End of Period	$15.78		$16.79	$16.78		$15.15
Total Return++	(1.07	)%#	8.49%	10.91%		5.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,649		$28,032	$29,025		$11
Ratio of Expenses to Average Net Assets (1)	1.58	%+*	1.57%+	1.42	%+^^	2.39	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.49	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.64	%+*	1.14%+	1.44	%+^^	(0.29	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.02%	0.01%		0.03	%*
Portfolio Turnover Rate	42	%#	62%	107%		168	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.59	%*	1.70%	1.54%		N/A
Net Investment Income to Average Net Assets	0.63	%*	1.01%	1.32%		N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.59% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.49% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Global Strategist Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers three classes of shares — Class I, Class A and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan

Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$37	$—	$37
Agency Fixed Rate Mortgages	—	12,650	—	12,650
Asset-Backed Security	—	426	—	426
Collateralized Mortgage Obligations — Agency Collateral Series	—	1,906	—	1,906
Commercial Mortgage-Backed Securities	—	3,861	—	3,861

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
Corporate Bonds	$—	$30,394	$—	$30,394
Mortgages — Other	—	1,256	—	1,256
Sovereign	—	51,309	—	51,309
U.S. Treasury Securities	—	17,096	—	17,096
Total Fixed Income Securities	—	118,935	—	118,935
Common Stocks
Aerospace & Defense	2,879	1,059	—	3,938
Air Freight & Logistics	893	411	—	1,304
Airlines	30	177	—	207
Auto Components	589	1,414	—	2,003
Automobiles	640	4,507	—	5,147
Banks	13,402	20,316	—	33,718
Beverages	3,058	3,287	—	6,345
Biotechnology	4,113	570	—	4,683
Building Products	21	1,010	—	1,031
Capital Markets	3,759	2,511	—	6,270
Chemicals	2,199	4,762	—	6,961
Commercial Services & Supplies	866	680	—	1,546
Communications Equipment	2,792	751	—	3,543
Construction & Engineering	170	915	—	1,085
Construction Materials	—	447	—	447
Consumer Finance	1,127	—	—	1,127
Containers & Packaging	238	137	—	375
Distributors	10	—	—	10
Diversified Consumer Services	292	—	—	292
Diversified Financial Services	1,111	1,218	—	2,329
Diversified Telecommunication Services	2,505	5,416	—	7,921
Electric Utilities	2,718	2,708	—	5,426
Electrical Equipment	769	1,614	—	2,383
Electronic Equipment, Instruments & Components	449	1,442	—	1,891
Energy Equipment & Services	2,356	368	—	2,724
Food & Staples Retailing	6,141	2,863	—	9,004
Food Products	2,371	5,477	—	7,848
Gas Utilities	32	845	—	877
Health Care Equipment & Supplies	3,687	735	—	4,422
Health Care Providers & Services	4,332	384	—	4,716
Health Care Technology	191	—	—	191
Hotels, Restaurants & Leisure	3,175	973	—	4,148
Household Durables	248	576	—	824
Household Products	3,820	1,433	—	5,253
Independent Power Producers & Energy Traders	34	107	—	141
Industrial Conglomerates	1,455	1,874	—	3,329
Information Technology Services	4,991	700	—	5,691
Insurance	1,461	6,687	—	8,148
Internet & Catalog Retail	1,190	176	—	1,366
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Internet Software & Services	$3,284	$79	$—	$3,363
Leisure Products	54	—	—	54
Life Sciences Tools & Services	742	128	—	870
Machinery	1,896	3,055	—	4,951
Marine	—	478	—	478
Media	7,409	2,225	—	9,634
Metals & Mining	833	3,754	—	4,587
Multi-Utilities	1,947	1,618	—	3,565
Multi-line Retail	2,981	377	—	3,358
Oil, Gas & Consumable Fuels	11,085	6,962	—	18,047
Paper & Forest Products	52	264	—	316
Personal Products	368	1,016	—	1,384
Pharmaceuticals	6,887	12,507	—	19,394
Professional Services	765	748	—	1,513
Real Estate Investment Trusts (REITs)	4,458	1,654	—	6,112
Real Estate Management & Development	628	2,209	—	2,837
Road & Rail	2,183	1,714	—	3,897
Semiconductors & Semiconductor Equipment	3,532	837	—	4,369
Software	4,680	911	—	5,591
Specialty Retail	8,670	1,700	—	10,370
Tech Hardware, Storage & Peripherals	9,546	694	—	10,240
Textiles, Apparel & Luxury Goods	1,208	2,102	—	3,310
Thrifts & Mortgage Finance	102	—	—	102
Tobacco	2,090	2,192	—	4,282
Trading Companies & Distributors	296	1,231	—	1,527
Transportation Infrastructure	—	663	—	663
Water Utilities	—	58	—	58
Wireless Telecommunication Services	358	2,501	—	2,859
Total Common Stocks	156,168	130,227	—	286,395
Investment Companies	433	—	—	433
Rights	64	1	—	65
Warrant	4	—	—	4
Short-Term Investments
Investment Company	23,723	—	—	23,723
U.S. Treasury Securities	—	5,687	—	5,687
Total Short-Term Investments	23,723	5,687	—	29,410
Foreign Currency Forward Exchange Contracts	—	985	—	985
Futures Contracts	2,096	—	—	2,096
Credit Default Swap Agreements	—	194	—	194
Interest Rate Swap Agreements	—	330	—	330
Total Return Swap Agreements	—	481	—	481
Total Assets	182,488	256,840	—	439,328

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(1,532)	$—	$(1,532)
Futures Contracts	(960)	—	—	(960)
Credit Default Swap Agreements	—	(36)	—	(36)
Interest Rate Swap Agreements	—	(534)	—	(534)
Total Return Swap Agreements	—	(1,032)	—	(1,032)
Total Liabilities	(960)	(3,134)	—	(4,094)
Total	$181,528	$253,706	$—	$435,234

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2015, securities with a total value of approximately $127,377,000 transferred from Level 1 to Level 2. At March 31, 2015, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$985
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	170	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	1,187	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	739	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	194
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	481
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	330	(a)
Total			$4,086
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1,532)
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	(150	)(a)
Futures Contract	Variation Margin on Futures Contract	Currency Risk	(115	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(402	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(293	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(36)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(1,032)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(534	)(a)
Total			$(4,094)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$3,673
Commodity Risk	Futures Contracts	688
Currency Risk	Futures Contracts	1,132
Equity Risk	Futures Contracts	(2,209)
Interest Rate Risk	Futures Contracts	416
Credit Risk	Swap Agreements	(568)
Equity Risk	Swap Agreements	(857)
Interest Rate Risk	Swap Agreements	(1,304)
Total		$971
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(2,201)
Commodity Risk	Futures Contracts	(407)
Currency Risk	Futures Contracts	(236)
Equity Risk	Futures Contracts	1,041
Interest Rate Risk	Futures Contracts	120
Credit Risk	Swap Agreements	147
Equity Risk	Swap Agreements	(2,048)
Interest Rate Risk	Swap Agreements	(446)
Total		$(4,030)

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

At March 31, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$985	$(1,532)
Swap Agreements	675	(1,068)
Total	$1,660	$(2,600)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$265	$(10)	$—	$255
Bank of Montreal	14	(14)	—	0
Bank of New York Mellon	36	—	—	36
Barclays Bank PLC	139	(139)	—	0
Citibank NA	51	(51)	—	0
Commonwealth Bank of Australia	3	(2)	—	1
Credit Suisse International	18	(18)	—	0
Deutsche Bank AG	12	(12)	—	0
Goldman Sachs International	26	(26)	—	0
HSBC Bank PLC	95	(95)	—	0
JPMorgan Chase Bank NA	665	(331)	—	334
Royal Bank of Scotland PLC	35	(35)	—	0
State Street Bank and Trust Co.	32	(32)	—	0
UBS AG	269	(269)	—	0
Total	$1,660	$(1,034)	$—	$626
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$10	$(10)	$—	$0
Bank of Montreal	201	(14)	—	187
Barclays Bank PLC	576	(139)	(437)	0
Citibank NA	63	(51)	—	12
Commonwealth Bank of Australia	2	(2)	—	0
Credit Suisse International	89	(18)	—	71
Deutsche Bank AG	340	(12)	(20)	308
Goldman Sachs International	149	(26)	(123)	0
HSBC Bank PLC	374	(95)	—	279
JPMorgan Chase Bank NA	352	(331)	(21)	0
Northern Trust Company	6	—	—	6
Royal Bank of Scotland PLC	61	(35)	—	26
State Street Bank and Trust Co.	74	(32)	—	42
UBS AG	303	(269)	—	34
Total	$2,600	$(1,034)	$(601)	$965

(d) In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended March 31, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$216,583,000
Futures Contracts:
Average monthly original value	$262,800,000
Swap Agreements:
Average monthly notional amount	$320,232,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares and 1.59% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2015, approximately $4,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $111,623,000 and $106,566,000, respectively. For the six months ended March 31, 2015, purchases and sales of long-term U.S. Government securities were approximately $64,908,000 and $60,116,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2015, advisory fees paid were reduced by approximately $33,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2015 is as follows:

Value September 30, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2015 (000)
$73,049	$89,559	$138,885	$24	$23,723

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio ("Emerging Markets Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Emerging Markets Portfolio. The Emerging Markets Portfolio has a cost basis of approximately $131,000 at March 31, 2015.

A summary of the Portfolio's transactions in shares of the Emerging Markets Portfolio during the six months ended March 31, 2015 is as follows:

Value September 30, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2015 (000)
$116	$6	$—	$6	$112

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$18,470	$19,196	$675	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments, distribution redesignations and tax adjustments on passive foreign investment companies sold by the Portfolio, resulted in the following reclassifications among the components of net assets at September 30, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(2,885)	$2,885	$—

At September 30, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$18,006	$6,707

At March 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $68,127,000 and the aggregate gross unrealized depreciation is approximately $17,273,000 resulting in net unrealized appreciation of approximately $50,854,000.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $607,000.

I. Other: At March 31, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 51.7% for Class I shares.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
1194295 EXP 5.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Report

March 31, 2015

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	17
U.S. Privacy Policy	22
Trustee and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in High Yield Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2015

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Expense Example (unaudited)

High Yield Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/14	Actual Ending Account Value 3/31/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield Portfolio Class I	$1,000.00	$994.90	$1,021.24	$3.68	$3.73	0.74%
High Yield Portfolio Class A	1,000.00	993.60	1,019.45	5.47	5.54	1.10
High Yield Portfolio Class L	1,000.00	991.80	1,018.20	6.70	6.79	1.35
High Yield Portfolio Class IS	1,000.00	995.00	1,021.34	3.58	3.63	0.72

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.8%)
Corporate Bonds (94.4%)
Basic Materials (4.4%)
American Gilsonite Co.
11.50%, 9/1/17 (a)	$500	$464
Chemtura Corp.
5.75%, 7/15/21	150	153
Eco Services Operations LLC/Eco Finance Corp.
8.50%, 11/1/22 (a)	200	203
FMG Resources August 2006 Pty Ltd.
6.00%, 4/1/17 (a)	220	217
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 2/1/18	550	487
Lundin Mining Corp.
7.50%, 11/1/20 (a)	200	208
Permian Holdings, Inc.
10.50%, 1/15/18 (a)	210	117
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	150	146
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 5/1/22 (a)	550	549
		2,544
Communications (8.9%)
Altice Financing SA
6.63%, 2/15/23 (a)	500	517
Altice Finco SA
8.13%, 1/15/24 (a)	250	266
Bankrate, Inc.
6.13%, 8/15/18 (a)	350	347
Cablevision Systems Corp.
7.75%, 4/15/18	150	167
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	100	104
Columbus International, Inc.
7.38%, 3/30/21 (a)	450	475
CommScope, Inc.
5.50%, 6/15/24 (a)	100	101
Crown Castle International Corp.
5.25%, 1/15/23	250	264
GCI, Inc.
6.88%, 4/15/25 (a)(b)	400	405
inVentiv Health, Inc.
9.00%, 1/15/18 (a)	100	106
Lamar Media Corp.
5.38%, 1/15/24	250	262
MDC Partners, Inc.
6.75%, 4/1/20 (a)	450	476
Midcontinent Communications & Midcontinent Finance Corp.
6.25%, 8/1/21 (a)	450	470
	Face Amount (000)	Value (000)
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 2/15/24	$100	$105
Pacnet Ltd.
9.00%, 12/12/18 (a)	450	506
SBA Telecommunications, Inc.
5.75%, 7/15/20	250	264
T-Mobile USA, Inc.
6.84%, 4/28/23	250	264
		5,099
Consumer, Cyclical (21.1%)
Accuride Corp.
9.50%, 8/1/18	250	261
Air Canada
7.75%, 4/15/21 (a)	450	483
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (a)	200	199
10.75%, 10/15/19 (a)	200	165
Allied Specialty Vehicles, Inc.
8.50%, 11/1/19 (a)	350	370
American Airlines Group, Inc.
5.50%, 10/1/19 (a)	250	258
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	350	355
AV Homes, Inc.
8.50%, 7/1/19 (a)	150	143
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	110
Century Communities, Inc.
6.88%, 5/15/22	350	348
Chassix Holdings, Inc.
10.00%, 12/15/18 (a)(c)(d)	369	19
Chassix, Inc.
9.25%, 8/1/18 (a)(d)	50	38
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/1/20 (a)	450	347
Cleopatra Finance Ltd.
5.63%, 2/15/20 (a)	250	245
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 7/1/19 (a)	200	178
Empire Today LLC/Empire Today Finance Corp.
11.38%, 2/1/17 (a)	175	142
Exide Technologies
8.63%, 2/1/18 (d)(e)	100	1
Family Tree Escrow LLC
5.75%, 3/1/23 (a)	500	529
Gibson Brands, Inc.
8.88%, 8/1/18 (a)	350	352
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)	475	470

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Golden Nugget Escrow, Inc.
8.50%, 12/1/21 (a)	$250	$257
Graton Economic Development Authority
9.63%, 9/1/19 (a)	300	330
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 3/15/19 (a)	350	371
Guitar Center, Inc.
6.50%, 4/15/19 (a)	350	307
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21	250	264
IDQ Holdings, Inc.
11.50%, 4/1/17 (a)	250	264
JC Penney Corp., Inc.
8.13%, 10/1/19	400	394
Logan's Roadhouse, Inc.
10.75%, 10/15/17	300	232
Meritor, Inc.
6.25%, 2/15/24	100	101
Neiman Marcus Group Ltd., Inc.
8.75%, 10/15/21 (a)(c)	350	373
Oshkosh Corp.
5.38%, 3/1/22	350	365
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.75%, 8/15/19	260	266
Pittsburgh Glass Works LLC
8.00%, 11/15/18 (a)	405	430
Playa Resorts Holding BV
8.00%, 8/15/20 (a)	500	512
Rite Aid Corp.,
6.13%, 4/1/23 (a)(b)	250	258
6.75%, 6/15/21	500	534
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	350	358
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC
5.88%, 5/15/21 (a)	250	252
Sonic Automotive, Inc.
5.00%, 5/15/23	175	174
Speedway Motorsports, Inc.
5.13%, 2/1/23 (a)	250	255
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.75%, 3/1/25	250	256
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
6.38%, 6/1/21 (a)	125	120
United Continental Holdings, Inc.
6.38%, 6/1/18	400	425
		12,111
	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (15.3%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	$50	$50
6.13%, 3/15/21	400	417
Ahern Rentals, Inc.
9.50%, 6/15/18 (a)	400	426
Albea Beauty Holdings SA
8.38%, 11/1/19 (a)	100	108
American Achievement Corp.
10.88%, 4/15/16 (a)	400	393
Amsurg Corp.
5.63%, 7/15/22	50	51
Aramark Services, Inc.
5.75%, 3/15/20	250	262
Armored Autogroup, Inc.
9.25%, 11/1/18	150	154
Beverages & More, Inc.
10.00%, 11/15/18 (a)	400	382
BioScrip, Inc.
8.88%, 2/15/21 (a)	100	90
Brand Energy & Infrastructure Services, Inc.
8.50%, 12/1/21 (a)	100	94
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(c)	465	481
Central Garden and Pet Co.
8.25%, 3/1/18	178	183
Cenveo Corp.
6.00%, 8/1/19 (a)	250	236
DJO Finance LLC/DJO Finance Corp.
8.75%, 3/15/18	250	263
DS Services of America, Inc.
10.00%, 9/1/21 (a)	304	359
DynCorp International, Inc.
10.38%, 7/1/17	400	352
Global A&T Electronics Ltd.
10.00%, 2/1/19 (a)	400	394
Harland Clarke Holdings Corp.
9.75%, 8/1/18 (a)	250	266
Hologic, Inc.
6.25%, 8/1/20	306	319
JLL/Delta Dutch Newco BV
7.50%, 2/1/22 (a)	100	104
KeHE Distributors LLC/KeHE Finance Corp.
7.63%, 8/15/21 (a)	370	394
Lantheus Medical Imaging, Inc.
9.75%, 5/15/17	350	344
Monitronics International, Inc.
9.13%, 4/1/20	550	541
Mustang Merger Corp.
8.50%, 8/15/21 (a)	270	275
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	400	405

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
RR Donnelley & Sons Co.
7.88%, 3/15/21	$50	$57
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	375	373
Service Corp. International/US
5.38%, 1/15/22	100	105
TMS International Corp.
7.63%, 10/15/21 (a)	100	101
United Rentals North America, Inc.
5.75%, 11/15/24	250	259
US Foods, Inc.
8.50%, 6/30/19	170	179
VRX Escrow Corp.
5.88%, 5/15/23 (a)	250	257
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	100	102
		8,776
Diversified (0.5%)
Argos Merger Sub, Inc.
7.13%, 3/15/23 (a)	250	260
Energy (8.3%)
Approach Resources, Inc.
7.00%, 6/15/21	50	45
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (a)	100	103
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	100	98
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.,
6.13%, 3/1/22	130	132
6.25%, 4/1/23 (a)	250	253
CrownRock LP/CrownRock Finance, Inc.
7.75%, 2/15/23 (a)	200	203
EXCO Resources, Inc.,
7.50%, 9/15/18	100	60
8.50%, 4/15/22	250	142
Laredo Petroleum, Inc.
6.25%, 3/15/23	200	200
Lightstream Resources Ltd.
8.63%, 2/1/20 (a)	500	362
Lonestar Resources America, Inc.
8.75%, 4/15/19 (a)	350	271
Memorial Resource Development Corp.
5.88%, 7/1/22 (a)	50	47
Newfield Exploration Co.
5.38%, 1/1/26	200	202
Northern Oil and Gas, Inc.
8.00%, 6/1/20	300	268
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20	100	103
	Face Amount (000)	Value (000)
Pacific Drilling V Ltd.
7.25%, 12/1/17 (a)	$250	$226
PetroQuest Energy, Inc.
10.00%, 9/1/17	250	213
Rice Energy, Inc.
6.25%, 5/1/22	500	490
Rosetta Resources, Inc.
5.88%, 6/1/24	100	93
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	350	359
Sunoco LP/Sunoco Finance Corp.
6.38%, 4/1/23 (a)(b)	250	258
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (a)	250	259
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)	450	366
		4,753
Finance (9.4%)
Ally Financial, Inc.
4.13%, 3/30/20	250	249
Ardagh Finance Holdings SA
8.63%, 6/15/19 (a)(c)	470	492
Aston Escrow Corp.
9.50%, 8/15/21 (a)	100	71
Baytex Energy Corp.
5.63%, 6/1/24 (a)	350	322
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	500	386
CTR Partnership LP/CareTrust Capital Corp.
5.88%, 6/1/21	250	256
Forestar USA Real Estate Group, Inc.
8.50%, 6/1/22 (a)	350	339
HUB International Ltd.
7.88%, 10/1/21 (a)	300	308
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.25%, 8/1/22 (a)	250	235
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 4/15/22 (a)	450	421
KCG Holdings, Inc.,
6.88%, 3/15/20 (a)	400	391
8.25%, 6/15/18 (a)	450	476
Kennedy-Wilson, Inc.
5.88%, 4/1/24	250	251
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)	350	362
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (a)	100	96
Radian Group, Inc.
5.50%, 6/1/19	100	105

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	$222	$235
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/1/21	350	374
		5,369
Industrials (21.3%)
Abengoa Greenfield SA
6.50%, 10/1/19 (a)	200	185
Aguila 3 SA
7.88%, 1/31/18 (a)	250	251
Apex Tool Group LLC
7.00%, 2/1/21 (a)	500	472
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	250	242
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance
8.50%, 2/15/18 (a)	267	256
Associated Materials LLC/AMH New Finance, Inc.
9.13%, 11/1/17	200	175
Belden, Inc.
5.25%, 7/15/24 (a)	50	51
BlueLine Rental Finance Corp.
7.00%, 2/1/19 (a)	450	465
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 9/15/20 (a)	450	476
CEVA Group PLC,
4.00%, 5/1/18 (a)	400	365
9.00%, 9/1/21 (a)	100	96
Cleaver-Brooks, Inc.
8.75%, 12/15/19 (a)	150	154
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	100	88
Coveris Holdings SA
7.88%, 11/1/19 (a)	200	206
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	350	356
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	250	259
DH Services Luxembourg Sarl
7.75%, 12/15/20 (a)	50	53
Emeco Pty Ltd.
9.88%, 3/15/19 (a)	200	149
EnPro Industries, Inc.
5.88%, 9/15/22 (a)	102	107
Euramax International, Inc.
9.50%, 4/1/16	200	189
Florida East Coast Holdings Corp.
6.75%, 5/1/19 (a)	250	252
	Face Amount (000)	Value (000)
Gibraltar Industries, Inc.
6.25%, 2/1/21	$50	$51
Interline Brands, Inc.
10.00%, 11/15/18 (c)	312	328
Iracore International Holdings, Inc.
9.50%, 6/1/18 (a)	400	236
Jac Holding Corp.
11.50%, 10/1/19 (a)	300	310
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	250	272
Kemet Corp.
10.50%, 5/1/18	450	461
Kenan Advantage Group, Inc. (The)
8.38%, 12/15/18 (a)	100	105
Kratos Defense & Security Solutions, Inc.
7.00%, 5/15/19	350	307
LMI Aerospace, Inc.
7.38%, 7/15/19 (a)	300	304
Marquette Transportation Co., LLC/Marquette Transportation Finance Corp.
10.88%, 1/15/17	342	354
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	250	241
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.88%, 4/15/19 (a)(c)	350	329
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.25%, 10/15/18 (a)	200	198
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
8.13%, 2/15/19	550	478
Nuverra Environmental Solutions, Inc.
9.88%, 4/15/18	200	137
Oshkosh Corp.
5.38%, 3/1/25 (a)	100	103
Plastipak Holdings, Inc.
6.50%, 10/1/21 (a)	300	307
Quality Distribution LLC/QD Capital Corp.
9.88%, 11/1/18	349	367
SAExploration Holdings, Inc.
10.00%, 7/15/19 (a)	350	179
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20	190	212
Syncreon Group BV/Syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	387
Tekni-Plex, Inc.
9.75%, 6/1/19 (a)	62	67
Transfield Services Ltd.
8.38%, 5/15/20 (a)	50	54

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Vander Intermediate Holding II Corp.
9.75%, 2/1/19 (a)(c)	$100	$	`	101
Viasystems, Inc.
7.88%, 5/1/19 (a)	300		317
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.75%, 6/15/19 (a)	450		488
XPO Logistics, Inc.
7.88%, 9/1/19 (a)	500		531
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	150		143
			12,214
Technology (3.8%)
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	50		49
7.00%, 7/1/24	350		304
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	450		444
Boxer Parent Co., Inc.
9.00%, 10/15/19 (a)(c)	450		373
First Data Corp.
11.75%, 8/15/21	315		366
Infor US, Inc.,
9.38%, 4/1/19	500		537
11.50%, 7/15/18	92		100
			2,173
Utilities (1.4%)
DPL, Inc.
6.75%, 10/1/19 (a)	200		212
GenOn Americas Generation LLC
8.50%, 10/1/21	450		429
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	100		103
Sabine Pass LNG LP
6.50%, 11/1/20	50		52
			796
			54,095
Sovereign (1.2%)
Government (1.2%)
Select Medical Corp.
6.38%, 6/1/21	350		348
Waterjet Holdings, Inc.
7.63%, 2/1/20 (a)	350		370
			718
Variable Rate Senior Loan Interests (1.2%)
Consumer, Cyclical (0.1%)
Diamond Resorts Corp., Term Loan
5.50%, 6/30/15	70		70
	Face Amount (000)	Value (000)
Energy (0.4%)
Drillships Ocean Ventures, Inc., Term B
5.50%, 4/27/15	$274	$229
Industrials (0.5%)
Atkore international, Inc., 2nd Lien Term
7.75%, 6/30/15	300	291
Technology (0.2%)
Aspect Software, Inc., Term B
7.25%, 5/11/15	95	94
		684
Total Fixed Income Securities (Cost $57,671)		55,497
	Shares
Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,364)	1,364,203	1,364
Total Investments (99.2%) (Cost $59,035) (f)		56,861
Other Assets in Excess of Liabilities (0.8%)		453
Net Assets (100.0%)		$57,314

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  When-issued security.

(c)  Payment-in-kind security.

(d)  Non-income producing security; bond in default.

(e)  Issuer in bankruptcy.

(f)  Securities are available for collateral in connection with purchase of when-issued securities.

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	22.0%
Consumer, Cyclical	21.4
Consumer, Non-Cyclical	15.4
Other*	14.0
Finance	9.4
Communications	9.0
Energy	8.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $57,671)	$55,497
Investment in Security of Affiliated Issuer, at Value (Cost $1,364)	1,364
Total Investments in Securities, at Value (Cost $59,035)	56,861
Cash	—	@
Interest Receivable	1,228
Receivable for Investments Sold	473
Receivable for Portfolio Shares Sold	114
Receivable from Affiliate	—	@
Other Assets	45
Total Assets	58,721
Liabilities:
Payable for Investments Purchased	1,305
Payable for Professional Fees	59
Payable for Advisory Fees	14
Payable for Shareholder Services Fees — Class A	9
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Administration Fees	4
Payable for Custodian Fees	3
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Other Liabilities	13
Total Liabilities	1,407
Net Assets	$57,314
Net Assets Consist Of:
Paid-in-Capital	$59,424
Accumulated Undistributed Net Investment Income	397
Accumulated Net Realized Loss	(333)
Unrealized Appreciation (Depreciation) on:
Investments	(2,174)
Net Assets	$57,314
CLASS I:
Net Assets	$11,519
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,121,126
Net Asset Value, Offering and Redemption Price Per Share	$10.27
CLASS A:
Net Assets	$44,621
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,350,158
Net Asset Value, Redemption Price Per Share	$10.26
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.46
Maximum Offering Price Per Share	$10.72
CLASS L:
Net Assets	$1,165
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	113,581
Net Asset Value, Offering and Redemption Price Per Share	$10.26
CLASS IS:
Net Assets	$9
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	917
Net Asset Value, Offering and Redemption Price Per Share	$10.28

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2015 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$2,099
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	2,099
Expenses:
Advisory Fees (Note B)	163
Professional Fees	81
Shareholder Services Fees — Class A (Note D)	51
Distribution and Shareholder Services Fees — Class L (Note D)	3
Registration Fees	28
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	26
Sub Transfer Agency Fees — Class L	—	@
Administration Fees (Note C)	22
Shareholder Reporting Fees	14
Pricing Fees	13
Custodian Fees (Note F)	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	—	@
Other Expenses	3
Total Expenses	416
Waiver of Advisory Fees (Note B)	(137)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class L (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	278
Net Investment Income	1,821
Realized Loss:
Investments Sold	(322)
Change in Unrealized Appreciation (Depreciation):
Investments	(1,813)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,135)
Net Decrease in Net Assets Resulting from Operations	$(314)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2015 (unaudited) (000)	Year Ended September 30, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,821	$1,476
Net Realized Gain (Loss)	(322)	321
Net Change in Unrealized Appreciation (Depreciation)	(1,813)	(643)
Net Increase (Decrease) in Net Assets Resulting from Operations	(314)	1,154
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(405)	(910)
Net Realized Gain	(65)	(550)
Class A:
Net Investment Income	(1,285)	(339)
Net Realized Gain	(216)	(81)
Class L:
Net Investment Income	(37)	(60)
Net Realized Gain	(6)	(21)
Class IS:
Net Investment Income	(— @)	(— @)
Net Realized Gain	(— @)	—
Total Distributions	(2,014)	(1,961)
Capital Share Transactions:(1)
Class I:
Subscribed	1,962	2,503
Distributions Reinvested	91	231
Redeemed	(3,281)	(1,800)
Class A:
Subscribed	7,693	42,604
Distributions Reinvested	1,494	395
Redeemed	(3,020)	(3,475)
Class L:
Subscribed	353	1,661
Distributions Reinvested	39	69
Redeemed	(679)	(501)
Class IS:
Subscribed	1,228	10 *
Redeemed	(1,224)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	4,656	41,697
Total Increase in Net Assets	2,328	40,890
Net Assets:
Beginning of Period	54,986	14,096
End of Period (Including Accumulated Undistributed Net Investment Income of $397 and $303)	$57,314	$54,986
(1) Capital Share Transactions:
Class I:
Shares Subscribed	192	230
Shares Issued on Distributions Reinvested	9	21
Shares Redeemed	(319)	(164)
Net Increase (Decrease) in Class I Shares Outstanding	(118)	87
Class A:
Shares Subscribed	749	3,929
Shares Issued on Distributions Reinvested	147	37
Shares Redeemed	(293)	(319)
Net Increase in Class A Shares Outstanding	603	3,647
The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2015 (unaudited) (000)	Year Ended September 30, 2014 (000)
Class L:
Shares Subscribed	35	152
Shares Issued on Distributions Reinvested	4	6
Shares Redeemed	(67)	(46)
Net Increase (Decrease) in Class L Shares Outstanding	(28)	112
Class IS:
Shares Subscribed	122	1	*
Shares Redeemed	(122)	—
Net Increase in Class IS Shares Outstanding	— @@	1	*

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period March 31, 2014 through September 30, 2014.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 31, 2015		Year Ended September 30,		Period from February 7, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013	September 30, 2012
Net Asset Value, Beginning of Period	$10.73		$11.00	$10.71	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.36		0.75	0.81	0.50
Net Realized and Unrealized Gain (Loss)	(0.42)		0.25	0.55	0.59
Total from Investment Operations	(0.06)		1.00	1.36	1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.34)		(0.77)	(0.81)	(0.38)
Net Realized Gain	(0.06)		(0.50)	(0.26)	—
Total Distributions	(0.40)		(1.27)	(1.07)	(0.38)
Net Asset Value, End of Period	$10.27		$10.73	$11.00	$10.71
Total Return++	(0.51	)%#	9.48%	13.38%	11.07	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,519		$13,300	$12,678	$10,975
Ratio of Expenses to Average Net Assets (1)	0.74	%+*	0.75%+	0.75%+	0.74	%+*
Ratio of Net Investment Income to Average Net Assets (1)	7.00	%+*	6.89%+	7.42%+	7.53	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	27	%#	96%	227%	192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.25	%*	1.85%	3.16%	3.17	%*
Net Investment Income to Average Net Assets	6.49	%*	5.79%	5.01%	5.10	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 31, 2015		Year Ended September 30,			Period from February 7, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$10.72		$10.99	$10.71		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.34		0.65	0.77		0.48
Net Realized and Unrealized Gain (Loss)	(0.41)		0.31	0.55		0.59
Total from Investment Operations	(0.07)		0.96	1.32		1.07
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		(0.73)	(0.78)		(0.36)
Net Realized Gain	(0.06)		(0.50)	(0.26)		—
Total Distributions	(0.39)		(1.23)	(1.04)		(0.36)
Net Asset Value, End of Period	$10.26		$10.72	$10.99		$10.71
Total Return++	(0.64	)%#	9.15%	13.01%		10.92	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,621		$40,157	$1,092		$107
Ratio of Expenses to Average Net Assets (1)	1.10	%+*	1.02%+	1.01	%+^^	0.99	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.64	%+*	5.99%+	7.04	%+^^	7.28	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.00	%§	0.01	%*
Portfolio Turnover Rate	27	%#	96%	227%		192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.61	%*	2.06%	4.22%		3.42	%*
Net Investment Income to Average Net Assets	6.13	%*	4.95%	3.83%		4.85	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.00% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 31, 2015		Year Ended September 30,			Period from February 7, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$10.72		$10.99	$10.70		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.33		0.67	0.75		0.46
Net Realized and Unrealized Gain (Loss)	(0.42)		0.27	0.56		0.59
Total from Investment Operations	(0.09)		0.94	1.31		1.05
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.71)	(0.76)		(0.35)
Net Realized Gain	(0.06)		(0.50)	(0.26)		—
Total Distributions	(0.37)		(1.21)	(1.02)		(0.35)
Net Asset Value, End of Period	$10.26		$10.72	$10.99		$10.70
Total Return++	(0.82	)%#	8.88%	12.82%		10.66	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,165		$1,519	$326		$107
Ratio of Expenses to Average Net Assets (1)	1.35	%+*	1.35%+	1.26	%+^^	1.24	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.37	%+*	6.14%+	6.90	%+^^	7.03	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	27	%#	96%	227%		192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.92	%*	2.52%	4.11%		3.67	%*
Net Investment Income to Average Net Assets	5.80	%*	4.97%	4.05%		4.60	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

High Yield Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2015 (unaudited)		Period from March 28, 2014^ to September 30, 2014
Net Asset Value, Beginning of Period	$10.74		$10.98
Income (Loss) from Investment Operations:
Net Investment Income†	0.35		0.37
Net Realized and Unrealized Loss	(0.41)		(0.27)
Total from Investment Operations	(0.06)		0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.34)		(0.34)
Net Realized Gain	(0.06)		—
Total Distributions	(0.40)		(0.34)
Net Asset Value, End of Period	$10.28		$10.74
Total Return++	(0.50	)%#	0.89	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$9		$10
Ratio of Expenses to Average Net Assets (1)	0.72	%+*	0.72	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.90	%+*	6.66	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	27	%#	96	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	5.41	%*	15.70	%*
Net Investment Income (Loss) to Average Net Assets	2.21	%*	(8.32	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks total return. The Portfolio offers four classes of shares — Class I, Class A, Class L and Class IS.

On March 31, 2014, the Portfolio commenced offering Class IS shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock

Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$54,095	$—	$54,095
Sovereign	—	718	—	718
Variable Rate Senior Loan Interests	—	684	—	684
Total Fixed Income Securities	—	55,497	—	55,497
Short-Term Investment
Investment Company	1,364	—	—	1,364
Total Assets	$1,364	$55,497	$—	$56,861

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Portfolio did not have any investments transfer between investment levels.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Portfolio buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Portfolio accrues the commitment fee over the expected term of the loan. When the Portfolio sells interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for Class I shares, 1.10% for Class A shares, 1.35% for Class L shares and 0.72% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2015, approximately $137,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $17,334,000 and $14,314,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2015 is as follows:

Value September 30, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value March 31, 2015 (000)
$—	$8,760	$7,396	$—	@	$1,364

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

September 30, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)
$1,880	$81	$1,206

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2014:

Accumulated Undistributed Net Investment Income (000)		Accumulated Undistributed Net Realized Gain (000)			Paid-in- Capital (000)
$—	@	$	(—	@)	$—

@ Amount is less than 500

At September 30, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$512	$82

At March 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $837,000 and the aggregate gross unrealized depreciation is approximately $3,011,000 resulting in net unrealized depreciation of approximately $2,174,000.

I. Other: At March 31, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the

Portfolio. The aggregate percentage of such owners was 92.8% and 11.8%, for Class A and Class L shares, respectively.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
1182569 EXP 05.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 31, 2015

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	18
U.S. Privacy Policy	27
Trustee and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Corporate Bond Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2015

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Expense Example (unaudited)

Corporate Bond Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/14	Actual Ending Account Value 3/31/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$1,037.30	$1,021.44	$3.56	$3.53	0.70%
Corporate Bond Portfolio Class A	1,000.00	1,035.50	1,019.70	5.33	5.29	1.05
Corporate Bond Portfolio Class L	1,000.00	1,034.10	1,018.50	6.54	6.49	1.29

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.8%)
Asset-Backed Securities (0.8%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$115	$136
8.35%, 7/10/31 (a)	133	182
		318
Collateralized Mortgage Obligation — Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corporation,
IO STRIPS
8.00%, 1/1/28	18	4
Corporate Bonds (93.6%)
Finance (34.2%)
Abbey National Treasury Services PLC,
3.05%, 8/23/18	120	125
4.00%, 3/13/24	50	54
ACE INA Holdings, Inc.
3.35%, 5/15/24	125	131
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (a)	150	151
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	50	52
Ally Financial, Inc.
4.13%, 3/30/20	100	100
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	102
American Express Co.
3.63%, 12/5/24	75	77
American International Group, Inc.,
4.88%, 6/1/22	100	114
6.40%, 12/15/20	134	163
Bank of America Corp.,
4.00%, 4/1/24 (b)	170	181
MTN
4.00%, 1/22/25	180	182
4.20%, 8/26/24	100	104
4.25%, 10/22/26	91	94
5.00%, 1/21/44	125	144
Bank of New York Mellon Corp. (The)
3.65%, 2/4/24 (b)	60	64
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	167
Bear Stearns Cos., LLC (The)
5.55%, 1/22/17	450	482
BNP Paribas SA,
4.25%, 10/15/24 (b)	200	206
5.00%, 1/15/21	95	108
Boston Properties LP
3.80%, 2/1/24 (b)	25	26
BPCE SA
5.15%, 7/21/24 (a)	200	214
	Face Amount (000)	Value (000)
Capital One Bank, USA NA
3.38%, 2/15/23	$342	$347
Capital One Financial Corp.
2.45%, 4/24/19	50	51
Caterpillar Financial Services Corp.,
MTN
3.25%, 12/1/24 (b)	100	104
Citigroup, Inc.,
5.50%, 9/13/25	175	199
6.68%, 9/13/43	50	67
8.13%, 7/15/39	100	158
CNA Financial Corp.
5.75%, 8/15/21	75	87
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.95%, 11/9/22	250	259
Credit Agricole SA
3.88%, 4/15/24 (a)(b)	250	265
Credit Suisse,
3.63%, 9/9/24	250	259
6.00%, 2/15/18	61	68
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)(b)	225	228
Discover Bank
2.00%, 2/21/18	250	250
Discover Financial Services
3.95%, 11/6/24	75	77
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	215
General Electric Capital Corp.,
5.30%, 2/11/21	120	139
MTN
5.88%, 1/14/38	230	298
Series G
6.00%, 8/7/19	341	399
Goldman Sachs Group, Inc. (The),
MTN
4.80%, 7/8/44	125	139
6.25%, 2/1/41	75	98
6.75%, 10/1/37	205	270
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	294
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	275	316
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	357	400
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	100
HSBC Finance Corp.
6.68%, 1/15/21	135	160
HSBC Holdings PLC
6.50%, 5/2/36	100	127

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
HSBC USA, Inc.
3.50%, 6/23/24	$100	$105
Industrial & Commercial Bank of China Ltd.,
MTN
3.23%, 11/13/19	250	257
ING Bank N.V.
5.80%, 9/25/23 (a)	100	113
Intesa Sanpaolo SpA
5.25%, 1/12/24 (b)	200	225
JPMorgan Chase & Co.,
4.13%, 12/15/26 (b)	175	182
5.50%, 10/15/40	150	184
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	50	54
Lincoln National Corp.
7.00%, 6/15/40	75	104
Lloyds Bank PLC
6.50%, 9/14/20 (a)	320	376
Nationwide Building Society
6.25%, 2/25/20 (a)	260	309
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (a)	275	311
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	172
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	84
Principal Financial Group, Inc.
1.85%, 11/15/17	250	252
Prudential Financial, Inc.
5.63%, 6/15/43 (b)(c)	95	101
Realty Income Corp.
3.25%, 10/15/22 (b)	150	151
SpareBank 1 Boligkreditt
2.30%, 6/30/17 (a)	275	282
Standard Chartered PLC
3.95%, 1/11/23 (a)	200	201
TD Ameritrade Holding Corp.
3.63%, 4/1/25 (b)	100	105
UBS AG
7.50%, 7/15/25	100	131
UnitedHealth Group, Inc.,
1.40%, 10/15/17 (b)	10	10
2.75%, 2/15/23	55	56
2.88%, 3/15/23	255	261
Voya Financial, Inc.
5.65%, 5/15/53 (b)(c)	100	105
Weingarten Realty Investors
3.38%, 10/15/22	150	150
Wells Fargo & Co.,
2.15%, 1/15/19	60	61
Series M
3.45%, 2/13/23	125	128
	Face Amount (000)	Value (000)
MTN
4.10%, 6/3/26	$250	$264
4.13%, 8/15/23	130	139
		13,288
Industrials (50.3%)
21st Century Fox America, Inc.
4.75%, 9/15/44 (b)	150	169
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	55
AbbVie, Inc.
4.40%, 11/6/42	25	26
Actavis Funding SCS,
3.80%, 3/15/25	10	10
4.75%, 3/15/45	130	139
4.85%, 6/15/44	50	53
ADT Corp. (The)
3.50%, 7/15/22 (b)	125	114
Alfa SAB de CV
5.25%, 3/25/24 (a)(b)	200	213
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (a)	200	200
Altria Group, Inc.,
2.85%, 8/9/22	115	115
5.38%, 1/31/44	80	94
Amazon.com, Inc.,
3.80%, 12/5/24 (b)	75	79
4.95%, 12/5/44	50	55
American Airlines Pass-Through Trust,
4.00%, 1/15/27	185	192
4.95%, 7/15/24	183	201
American Tower Corp.
4.70%, 3/15/22	101	108
Amgen, Inc.
5.15%, 11/15/41	198	229
Anadarko Petroleum Corp.
6.45%, 9/15/36	100	124
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/24 (b)	200	212
Apple, Inc.,
3.85%, 5/4/43	50	51
4.45%, 5/6/44 (b)	125	140
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	200	203
Aramark Services, Inc.
5.75%, 3/15/20	95	99
Ashland, Inc.
6.88%, 5/15/43	50	54
AstraZeneca PLC
6.45%, 9/15/37 (b)	125	173
AT&T, Inc.,
5.55%, 8/15/41	100	113
6.30%, 1/15/38	225	270

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
BAE Systems Holdings, Inc.
3.80%, 10/7/24 (a)	$100	$105
Baidu, Inc.
3.25%, 8/6/18	200	207
Barrick Gold Corp.
4.10%, 5/1/23 (b)	100	99
Bayer US Finance LLC
3.38%, 10/8/24 (a)	200	208
Becton Dickinson and Co.
3.73%, 12/15/24	135	142
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23 (b)	50	54
5.00%, 9/30/43	75	86
Bombardier, Inc.
6.13%, 1/15/23 (a)(b)	116	110
BP Capital Markets PLC
3.51%, 3/17/25	125	128
British Airways PLC
4.63%, 6/20/24 (a)	169	182
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	80
4.55%, 9/1/44	50	55
5.65%, 5/1/17	130	142
Caterpillar Financial Services Corp.,
Series G
2.45%, 9/6/18 (b)	200	206
Caterpillar, Inc.
3.80%, 8/15/42	50	51
CBS Corp.,
4.60%, 1/15/45	25	26
4.90%, 8/15/44	50	53
CEVA Group PLC
7.00%, 3/1/21 (a)(b)	75	73
Cimarex Energy Co.
5.88%, 5/1/22 (b)	150	160
Coca-Cola Co.
3.20%, 11/1/23	125	131
Continental Resources, Inc.
3.80%, 6/1/24 (b)	250	231
Daimler Finance North America LLC
8.50%, 1/18/31	161	256
DCP Midstream LLC
5.35%, 3/15/20 (a)(b)	50	49
Deere & Co.
3.90%, 6/9/42	60	63
Denbury Resources, Inc.
5.50%, 5/1/22	90	81
Devon Energy Corp.
4.75%, 5/15/42	100	107
DirecTV Holdings LLC/DIRECTV Financing Co., Inc.
5.15%, 3/15/42	75	79
	Face Amount (000)	Value (000)
Ecopetrol SA
5.88%, 9/18/23 (b)	$130	$140
Eldorado Gold Corp.
6.13%, 12/15/20 (a)(b)	105	103
EMD Finance LLC
3.25%, 3/19/25 (a)	212	215
Energy Transfer Partners LP
6.50%, 2/1/42	125	145
Ensco PLC
5.75%, 10/1/44 (b)	50	49
ENTEL Chile SA
4.88%, 10/30/24 (a)	200	209
Enterprise Products Operating LLC
4.45%, 2/15/43	175	178
Family Tree Escrow LLC
5.75%, 3/1/23 (a)	100	106
FedEx Corp.
4.10%, 2/1/45	50	50
FMG Resources August 2006 Pty Ltd.
6.00%, 4/1/17 (a)(b)	75	74
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	100	103
5.88%, 8/2/21	200	236
Freeport-McMoRan, Inc.
3.88%, 3/15/23	120	111
General Electric Co.
4.50%, 3/11/44	50	56
General Motors Financial Co., Inc.,
3.15%, 1/15/20	75	76
4.38%, 9/25/21	125	133
Gilead Sciences, Inc.,
4.50%, 2/1/45	25	28
4.80%, 4/1/44	100	116
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	75	102
Glencore Funding LLC
4.13%, 5/30/23 (a)	170	173
Goldcorp, Inc.,
3.70%, 3/15/23 (b)	110	109
5.45%, 6/9/44	50	52
Guitar Center, Inc.
6.50%, 4/15/19 (a)	75	66
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	284
HCA, Inc.
4.75%, 5/1/23	130	135
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)	190	213
Home Depot, Inc.
5.88%, 12/16/36	109	145
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	200	199

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Intel Corp.
2.70%, 12/15/22 (b)	$200	$202
International Business Machines Corp.
1.95%, 2/12/19 (b)	150	152
Kinder Morgan, Inc.,
4.30%, 6/1/25 (b)	50	51
5.55%, 6/1/45	200	212
Koninklijke Philips N.V.
3.75%, 3/15/22	300	314
Kroger Co. (The)
6.90%, 4/15/38	80	110
Lubrizol Corp.
8.88%, 2/1/19	165	206
Lundin Mining Corp.
7.50%, 11/1/20 (a)	72	75
LyondellBasell Industries N.V.
4.63%, 2/26/55	75	75
MasTec, Inc.
4.88%, 3/15/23	140	132
MDC Partners, Inc.
6.75%, 4/1/20 (a)	100	106
Medtronic, Inc.
4.63%, 3/15/45 (a)	225	256
Merck & Co., Inc.
2.80%, 5/18/23	250	256
Motorola Solutions, Inc.
4.00%, 9/1/24 (b)	200	207
MPLX LP
4.00%, 2/15/25	100	101
NBC Universal Media LLC
5.95%, 4/1/41	325	427
NetApp, Inc.
2.00%, 12/15/17	100	100
Netflix, Inc.
5.50%, 2/15/22 (a)	95	98
Nexen Energy ULC
6.40%, 5/15/37	100	127
Noble Energy, Inc.,
3.90%, 11/15/24 (b)	50	51
5.05%, 11/15/44	50	53
Noble Holding International Ltd.
6.95%, 4/1/45	25	24
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	126
Novartis Capital Corp.
4.40%, 5/6/44	75	87
Omnicom Group, Inc.,
3.63%, 5/1/22	95	100
3.65%, 11/1/24	23	24
	Face Amount (000)	Value (000)
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	$225	$225
Oracle Corp.
4.50%, 7/8/44	150	168
Penske Truck Leasing Co., LP/PTL Finance Corp.
3.38%, 2/1/22 (a)(b)	100	100
PepsiCo, Inc.
3.60%, 3/1/24	200	214
Philip Morris International, Inc.
4.50%, 3/20/42	150	163
Phillips 66
5.88%, 5/1/42	25	30
Phillips 66 Partners LP
4.68%, 2/15/45	25	25
Praxair, Inc.
1.25%, 11/7/18	175	174
Quest Diagnostics, Inc.
2.70%, 4/1/19	200	204
QVC, Inc.
4.38%, 3/15/23	150	153
Rowan Cos., Inc.
5.85%, 1/15/44	75	65
RR Donnelley & Sons Co.
7.88%, 3/15/21	120	138
Ryder System, Inc.,
MTN
2.65%, 3/2/20	50	51
Silgan Holdings, Inc.
5.50%, 2/1/22	22	23
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 5/17/17 (a)	200	204
SM Energy Co.
6.13%, 11/15/22 (a)	100	100
Target Corp.
4.00%, 7/1/42	75	80
Telefonica Europe BV
8.25%, 9/15/30	184	269
Telstra Corp., Ltd.
3.13%, 4/7/25	65	65
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	27	28
Tiffany & Co.
4.90%, 10/1/44 (a)	50	52
Time Warner Cable, Inc.,
4.50%, 9/15/42 (b)	100	103
6.75%, 6/15/39	80	103
Time Warner, Inc.,
4.65%, 6/1/44 (b)	25	27
7.70%, 5/1/32	141	201
Toyota Motor Credit Corp.
2.75%, 5/17/21	125	129

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Transocean, Inc.,
3.80%, 10/15/22 (b)	$75	$55
6.38%, 12/15/21 (b)	100	84
Trinity Industries, Inc.
4.55%, 10/1/24	200	201
Tyson Foods, Inc.
3.95%, 8/15/24 (b)	30	32
Union Pacific Railroad Co.
3.23%, 5/14/26	200	203
United Airlines Pass-Through Trust,
Class A
3.75%, 3/3/28	25	26
4.30%, 2/15/27	220	235
United Rentals North America, Inc.
5.75%, 11/15/24 (b)	80	83
US Airways Pass-Through Trust
3.95%, 11/15/25	73	76
Vale Overseas Ltd.
4.38%, 1/11/22 (b)	175	169
Verizon Communications, Inc.,
4.27%, 1/15/36 (a)	115	114
4.67%, 3/15/55 (a)	278	273
5.01%, 8/21/54	335	349
6.55%, 9/15/43	29	38
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	25	26
WM Wrigley Jr Co.
2.90%, 10/21/19 (a)	230	237
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (b)	115	120
Yum! Brands, Inc.
3.88%, 11/1/20	125	133
Zimmer Holdings, Inc.
5.75%, 11/30/39	50	60
		19,541
Utilities (9.2%)
Appalachian Power Co.
7.00%, 4/1/38 (b)	150	215
Boston Gas Co.
4.49%, 2/15/42 (a)	125	142
Buckeye Partners LP
4.15%, 7/1/23	175	173
CEZ AS
4.25%, 4/3/22 (a)	200	217
DCP Midstream Operating LP
3.88%, 3/15/23	150	135
DTE Energy Co.,
Series C
3.50%, 6/1/24	200	208
	Face Amount (000)	Value (000)
Enel Finance International N.V.
5.13%, 10/7/19 (a)	$200	$224
EnLink Midstream Partners LP
2.70%, 4/1/19	175	175
Exelon Generation Co., LLC
6.25%, 10/1/39	145	176
Jersey Central Power & Light Co.
4.70%, 4/1/24 (a)(b)	200	219
Kinder Morgan Energy Partners LP
4.15%, 2/1/24 (b)	150	154
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	213
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25 (a)	75	76
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	61	77
Sempra Energy
6.00%, 10/15/39	125	161
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	81
Spectra Energy Capital LLC
7.50%, 9/15/38	100	122
TransAlta Corp.
4.50%, 11/15/22	235	232
TransCanada PipeLines Ltd.
7.63%, 1/15/39	75	108
Virginia Electric and Power Co.
2.95%, 1/15/22	325	336
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23 (b)	125	126
		3,570
		36,399
Variable Rate Senior Loan Interests (0.4%)
Industrials (0.4%)
Aspect Software, Inc.,
Term B
7.25%, 5/11/15	95	94
Diamond Resorts Corp.,
Term Loan
5.50%, 6/30/15	70	70
		164
Total Fixed Income Securities (Cost $35,121)		36,885
	Shares
Short-Term Investments (17.7%)
Securities held as Collateral on Loaned Securities (12.9%)
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	3,966,374	3,966

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (2.7%)
Barclays Capital, Inc., (0.15%, dated 3/31/15, due 4/1/15; proceeds $300; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $305)	$300	$300
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $748; fully collateralized by various Common Stocks and Convertible Preferred Stocks; valued at $808)	748	748
		1,048
Total Securities held as Collateral on Loaned Securities (Cost $5,014)		5,014
	Shares
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,473)	1,472,536	1,473
	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.9%)
U.S. Treasury Bills,
0.05%, 6/18/15 (d)(e)	$10	$10
0.07%, 6/18/15 (d)(e)	350	350
Total U.S. Treasury Securities (Cost $360)		360
Total Short-Term Investments (Cost $6,847)		6,847
Total Investments (112.5%) (Cost $41,968) Including $6,088 of Securities Loaned (f)		43,732
Liabilities in Excess of Other Assets (-12.5%)		(4,852)
Net Assets (100.0%)		$38,880

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at March 31, 2015.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.

(d)  Rate shown is the yield to maturity at March 31, 2015.

(e)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(f)  Securities are available for collateral in connection with purchase of open futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	93	$20,382	Jun-15	$61
U.S. Treasury 5 yr. Note	39	4,688	Jun-15	30
U.S. Treasury Long Bond	8	1,311	Jun-15	22
Short:
U.S. Treasury 10 yr. Note	50	(6,445)	Jun-15	(46)
U.S. Treasury Ultra Long Bond	3	(510)	Jun-15	(2)
				$65

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(8)	$(4)	BBB+
Barclays Bank PLC Yum! Brands, Inc.	Buy	200	1.00	12/20/18	(3)	(1)	(4)	BBB
Morgan Stanley & Co., LLC* CDX.HY.23	Buy	172	5.00	12/20/19	(14)	(1)	(15)	NR
Morgan Stanley & Co., LLC* CDX.IG.24	Buy	1,875	1.00	6/20/20	(36)	1	(35)	NR
		$2,447			$(49)	$(9)	$(58)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Depreciation (000)
Goldman Sachs International	3 Month LIBOR	Receive	2.42%	3/22/22	$642	$(27)
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	2.43	3/22/22	311	(14)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.14	7/23/17	2,017	(14)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.06	8/21/17	9,200	(37)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.18	9/4/17	4,000	(26)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.19	9/10/17	1,100	(7)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	8/21/19	3,051	(42)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.81	9/4/19	1,200	(21)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.85	9/10/19	319	(6)
						$(194)

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

NR  Not Rated.

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	50.9%
Finance	34.3
Utilities	9.2
Other***	5.6
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $33,336,000 with net unrealized appreciation of approximately $65,000. Does not include open swap agreements with net unrealized depreciation of approximately $203,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $36,529)	$38,293
Investment in Security of Affiliated Issuer, at Value (Cost $5,439)	5,439
Total Investments in Securities, at Value (Cost $41,968)	43,732
Cash	168
Receivable for Investments Sold	592
Interest Receivable	383
Receivable for Portfolio Shares Sold	33
Receivable for Variation Margin on Futures Contracts	6
Premium Paid on Open Swap Agreements	4
Due from Adviser	2
Receivable from Affiliate	—	@
Other Assets	28
Total Assets	44,948
Liabilities:
Collateral on Securities Loaned, at Value	5,183
Payable for Investments Purchased	530
Payable for Portfolio Shares Redeemed	156
Unrealized Depreciation on Swap Agreements	50
Payable for Professional Fees	46
Payable for Sub Transfer Agency Fees — Class I	23
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Trustees' Fees and Expenses	22
Payable for Variation Margin on Swap Agreements	19
Payable for Custodian Fees	4
Premium Received on Open Swap Agreements	3
Payable for Administration Fees	3
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	1
Other Liabilities	24
Total Liabilities	6,068
Net Assets	$38,880
Net Assets Consist Of:
Paid-in-Capital	$93,188
Accumulated Undistributed Net Investment Income	553
Accumulated Net Realized Loss	(56,487)
Unrealized Appreciation (Depreciation) on:
Investments	1,764
Futures Contracts	65
Swap Agreements	(203)
Net Assets	$38,880

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2015 (000)
CLASS I:
Net Assets	$35,934
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,160,617
Net Asset Value, Offering and Redemption Price Per Share	$11.37
CLASS A:
Net Assets	$592
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	52,063
Net Asset Value, Redemption Price Per Share	$11.38
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.51
Maximum Offering Price Per Share	$11.89
CLASS L:
Net Assets	$2,354
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	207,212
Net Asset Value, Offering and Redemption Price Per Share	$11.36
(1) Including: Securities on Loan, at Value:	$6,088

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2015 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$779
Income from Securities Loaned — Net	7
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	786
Expenses:
Advisory Fees (Note B)	73
Professional Fees	49
Registration Fees	18
Administration Fees (Note C)	16
Pricing Fees	16
Custodian Fees (Note F)	15
Sub Transfer Agency Fees — Class I	10
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Shareholder Reporting Fees	11
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	6
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Trustees' Fees and Expenses	2
Other Expenses	7
Total Expenses	230
Waiver of Advisory Fees (Note B)	(70)
Reimbursement of Class Specific Expenses — Class I (Note B)	(13)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Waiver of Shareholder Servicing Fees — Class A (Note D)	(— @)
Net Expenses	145
Net Investment Income	641
Realized Gain (Loss):
Investments Sold	592
Futures Contracts	127
Swap Agreements	(133)
Net Realized Gain	586
Change in Unrealized Appreciation (Depreciation):
Investments	464
Futures Contracts	19
Swap Agreements	(287)
Net Change in Unrealized Appreciation (Depreciation)	196
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	782
Net Increase in Net Assets Resulting from Operations	$1,423

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2015 (unaudited) (000)	Year Ended September 30, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$641	$1,366
Net Realized Gain	586	1,225
Net Change in Unrealized Appreciation (Depreciation)	196	751
Net Increase in Net Assets Resulting from Operations	1,423	3,342
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(521)	(1,066)
Class A:
Net Investment Income	(6)	(33)
Class L:
Net Investment Income	(27)	(59)
Total Distributions	(554)	(1,158)
Capital Share Transactions:(1)
Class I:
Subscribed	1,524	3,095
Distributions Reinvested	521	1,066
Redeemed	(3,512)	(5,724)
Class A:
Subscribed	275	700
Distributions Reinvested	5	31
Redeemed	(105)	(1,596)
Class L:
Subscribed	47	23
Distributions Reinvested	27	59
Redeemed	(179)	(459)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,397)	(2,805)
Total Decrease in Net Assets	(528)	(621)
Net Assets:
Beginning of Period	39,408	40,029
End of Period (Including Accumulated Undistributed Net Investment Income of $553 and $466)	$38,880	$39,408
(1) Capital Share Transactions:
Class I:
Shares Subscribed	136	282
Shares Issued on Distributions Reinvested	47	100
Shares Redeemed	(314)	(527)
Net Decrease in Class I Shares Outstanding	(131)	(145)
Class A:
Shares Subscribed	25	64
Shares Issued on Distributions Reinvested	— @@	3
Shares Redeemed	(9)	(144)
Net Increase (Decrease) in Class A Shares Outstanding	16	(77)
Class L:
Shares Subscribed	4	2
Shares Issued on Distributions Reinvested	3	6
Shares Redeemed	(16)	(43)
Net Decrease in Class L Shares Outstanding	(9)	(35)

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$11.12		$10.53	$10.93	$10.27		$10.17		$9.75
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.38	0.32	0.36		0.33		0.33
Net Realized and Unrealized Gain (Loss)	0.22		0.53	(0.40)	0.73		0.07		0.49
Total from Investment Operations	0.41		0.91	(0.08)	1.09		0.40		0.82
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.32)	(0.32)	(0.43)		(0.30)		(0.40)
Net Asset Value, End of Period	$11.37		$11.12	$10.53	$10.93		$10.27		$10.17
Total Return++	3.73	%#	8.79%	(0.77)%	10.94%		4.05%		8.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,934		$36,598	$36,186	$44,779		$62,410		$79,337
Ratio of Expenses to Average Net Assets (1)	0.70	%+*	0.70%+	1.18%+^	1.00	%+	0.80	%+	0.76	%+
Ratio of Net Investment Income to Average Net Assets (1)	3.33	%+*	3.47%+	2.91%+^	3.41	%+	3.27	%+	3.36	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	25	%#	50%	63%	129%		224%		277%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.13	%*	1.13%	1.21%	N/A		N/A		N/A
Net Investment Income to Average Net Assets	2.90	%*	3.04%	2.88%	N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.12		$10.53	$10.92	$10.27	$10.16	$9.74
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.34	0.30	0.34	0.31	0.31
Net Realized and Unrealized Gain (Loss)	0.22		0.53	(0.39)	0.73	0.08	0.49
Total from Investment Operations	0.39		0.87	(0.09)	1.07	0.39	0.80
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.28)	(0.30)	(0.42)	(0.28)	(0.38)
Net Asset Value, End of Period	$11.38		$11.12	$10.53	$10.92	$10.27	$10.16
Total Return++	3.55	%#	8.43%	(0.83)%	10.69%	3.99%	8.50%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$592		$405	$1,194	$961	$408	$590
Ratio of Expenses to Average Net Assets (1)	1.05	%+*	1.05%+	1.34%+^	1.15%+	0.95%+	0.91	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.98	%+*	3.12%+	2.76%+^	3.26%+	3.12%+	3.21	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	25	%#	50%	63%	129%	224%	277%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.84	%*	1.60%	1.47%	1.25%	1.05%	1.01	%+
Net Investment Income to Average Net Assets	2.19	%*	2.57%	2.63%	3.16%	3.02%	3.11	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012		2011		2010
Net Asset Value, Beginning of Period	$11.11		$10.52	$10.92	$10.26		$10.15		$9.74
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.31	0.26	0.30		0.28		0.28
Net Realized and Unrealized Gain (Loss)	0.23		0.54	(0.40)	0.74		0.08		0.48
Total from Investment Operations	0.38		0.85	(0.14)	1.04		0.36		0.76
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.26)	(0.26)	(0.38)		(0.25)		(0.35)
Net Asset Value, End of Period	$11.36		$11.11	$10.52	$10.92		$10.26		$10.15
Total Return++	3.41	%#	8.15%	(1.28)%	10.38%		3.51%		8.15%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,354		$2,405	$2,649	$3,149		$4,080		$5,508
Ratio of Expenses to Average Net Assets (1)	1.29	%+*	1.30%+	1.69%+^	1.50	%+	1.30	%+	1.26	%+
Ratio of Net Investment Income to Average Net Assets (1)	2.73	%+*	2.87%+	2.40%+^	2.91	%+	2.77	%+	2.86	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	25	%#	50%	63%	129%		224%		277%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.66	%*	1.66%	1.70%	N/A		N/A		N/A
Net Investment Income to Average Net Assets	2.36	%*	2.51%	2.39%	N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers three classes of shares — Class I, Class A and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$318	$—	$318
Collateralized Mortgage Obligation — Agency Collateral Series	—	4	—	4
Corporate Bonds	—	36,399	—	36,399
Variable Rate Senior Loan Interests	—	164	—	164
Total Fixed Income Securities	—	36,885	—	36,885
Short-Term Investments
Investment Company	5,439	—	—	5,439
Repurchase Agreements	—	1,048	—	1,048
U.S. Treasury Securities	—	360	—	360
Total Short-Term Investments	5,439	1,408	—	6,847
Futures Contracts	113	—	—	113
Credit Default Swap Agreement	—	1	—	1
Total Assets	5,552	38,294	—	43,846
Liabilities:
Futures Contracts	(48)	—	—	(48)
Credit Default Swap Agreements	—	(10)	—	(10)
Interest Rate Swap Agreements	—	(194)	—	(194)
Total Liabilities	(48)	(204)	—	(252)
Total	$5,504	$38,090	$—	$43,594

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Portfolio did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$113	(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	1	(a)
Total			$114
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(48	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(9)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	(1	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(41)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(153	)(a)
Total			$(252)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$127
Credit Risk	Swap Agreements	(16)
Interest Rate Risk	Swap Agreements	(117)
Total		$(6)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$19
Credit Risk	Swap Agreements	(10)
Interest Rate Risk	Swap Agreements	(277)
Total		$(268)

At March 31, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Swap Agreements	$—	$(50)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$9	$—	$—	$9
Goldman Sachs International	27	—	—	27
JP Morgan Chase Bank NA	14	—	—	14
Total	$50	$—	$—	$50

For the six months ended March 31, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$41,476,000
Swap Agreements:
Average monthly notional amount	$24,339,000

5.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,088	(d)	$—	$(6,088	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Portfolio received cash collateral of approximately $5,183,000, of which approximately $5,014,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2015, there was uninvested cash of approximately $169,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $1,017,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Portfolio buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Portfolio accrues the commitment fee over the expected term of the loan. When the Portfolio sells interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares and 1.52% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2015, approximately $70,000 of advisory fees were waived and approximately $14,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares. The Distributor has agreed to waive for at least one year the 12b-1 fees on Class A shares of the Portfolio to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended March 31, 2015, this waiver amounted to less than $500.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $9,448,000 and $11,545,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2015 is as follows:

Value September 30, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value March 31, 2015 (000)
$5,054	$10,473	$10,088	$—	@	$5,439

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From: Ordinary Income (000)	2013 Distributions Paid From: Ordinary Income (000)
$1,158	$1,339

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments for swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(173)	$173	$—

At September 30, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$473	$—

At March 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,966,000 and the aggregate gross unrealized depreciation is approximately $202,000 resulting in net unrealized appreciation of approximately $1,764,000.

At September 30, 2014, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$48,923	September 30, 2017
8,130	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,498,000.

I. Other: At March 31, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 38.5% for Class A shares.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
1194275 EXP 5.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Semi-Annual Report

March 31, 2015

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
U.S. Privacy Policy	26
Trustee and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Limited Duration Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2015

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Expense Example (unaudited)

Limited Duration Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/14	Actual Ending Account Value 3/31/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Limited Duration Portfolio Class I	$1,000.00	$1,002.90	$1,022.29	$2.65	$2.67	0.53%
Limited Duration Portfolio Class A	1,000.00	1,001.20	1,020.54	4.39	4.43	0.88
Limited Duration Portfolio Class L	1,000.00	1,000.20	1,018.80	6.13	6.19	1.23

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.2%)
Agency Adjustable Rate Mortgages (3.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.30%, 7/1/36 - 7/1/38	$816	$867
2.33%, 6/1/36	459	491
2.40%, 9/1/35	589	629
2.43%, 7/1/38	935	1,002
2.66%, 1/1/38	112	120
Federal National Mortgage Association,
Conventional Pools:
2.31%, 5/1/39	480	511
2.33%, 5/1/35	470	502
Government National Mortgage Association,
Various Pool:
2.00%, 2/20/40	151	158
		4,280
Agency Fixed Rate Mortgages (0.5%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 - 4/1/24	4	5
7.50%, 11/1/19	1	1
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 - 10/1/32	358	419
7.00%, 7/1/29 - 12/1/33	59	61
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 12/15/16	15	15
		501
Asset-Backed Securities (16.9%)
Ally Auto Receivables Trust
0.62%, 3/15/17	284	284
American Homes 4 Rent
1.25%, 6/17/31 (a)(b)	270	268
American Residential Properties Trust
1.28%, 9/17/31 (a)(b)	401	398
AWAS Aviation Capital Ltd.
7.00%, 10/17/16 (b)	308	316
Chase Issuance Trust,
0.54%, 10/16/17	1,125	1,125
0.59%, 8/15/17	1,608	1,609
Citibank Credit Card Issuance Trust
2.88%, 1/23/23	450	469
Colony American Homes
1.33%, 5/17/31 (a)(b)	419	417
Colony American Homes Single-Family Rental Pass-Through Certificates
1.13%, 7/17/31 (a)(b)	338	333
Discover Card Execution Note Trust,
0.60%, 7/15/21 (a)	670	672
1.22%, 10/15/19	465	467
	Face Amount (000)	Value (000)
Enterprise Fleet Financing LLC
1.05%, 3/20/20 (b)	$836	$836
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (b)	1,165	1,188
GE Dealer Floorplan Master Note Trust
0.67%, 6/20/17 (a)	750	750
GE Equipment Transportation LLC
0.62%, 7/25/16	99	99
GM Financial Automobile Leasing Trust
0.73%, 2/20/17 (b)	552	552
Hertz Fleet Lease Funding LP
0.73%, 12/10/27 (a)(b)	491	492
Hyundai Auto Receivables Trust,
0.90%, 12/17/18	941	942
1.01%, 2/15/18	427	428
Invitation Homes Trust,
1.18%, 6/17/31 (a)(b)	429	425
1.40%, 12/17/30 (a)(b)	604	603
1.53%, 6/17/32 (a)(b)	400	400
John Deere Owner Trust
0.60%, 3/15/17	878	879
Nationstar Agency Advance Funding Trust
1.89%, 2/18/48 (b)	100	98
North Carolina State Education Assistance Authority
1.06%, 7/25/25 (a)	625	627
Panhandle-Plains Higher Education Authority, Inc.
1.22%, 7/1/24 (a)	221	223
PFS Tax Lien Trust
1.44%, 4/15/16 (b)	405	406
Sunset Mortgage Loan Co., LLC
3.72%, 11/16/44 (b)	310	308
Volkswagen Credit Auto Master Trust
1.40%, 7/22/19 (b)	398	400
VOLT NPL X LLC
4.75%, 10/26/54 (b)	282	277
VOLT XIX LLC
5.00%, 4/25/55 (b)	200	196
VOLT XXII LLC
4.25%, 2/25/55 (b)	200	197
VOLT XXX LLC
4.75%, 10/25/57 (b)	200	197
VOLT XXXI LLC
4.50%, 2/25/55 (b)	200	197
VOLT XXXIII LLC
4.25%, 3/25/55 (b)	350	345
Volvo Financial Equipment LLC
0.74%, 3/15/17 (b)	520	520
Wheels SPV LLC
0.84%, 3/20/23 (b)	199	199
World Omni Automobile Lease Securitization Trust
1.10%, 12/15/16	321	322
		18,464

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (3.5%)
Federal Home Loan Mortgage Corporation,
1.43%, 8/25/17	$688	$695
1.56%, 10/25/18	196	198
REMIC
7.50%, 9/15/29	977	1,143
Federal National Mortgage Association,
0.59%, 8/25/15	220	220
0.95%, 11/25/15	157	157
1.08%, 2/25/16	373	374
2.17%, 9/25/19 (a)	783	802
Government National Mortgage Association,
IO
6.05%, 3/20/43 (a)	729	113
6.32%, 5/20/40 (a)	870	143
		3,845
Commercial Mortgage-Backed Securities (2.0%)
BLCP Hotel Trust
1.13%, 8/15/29 (a)(b)	605	604
CDGJ Commercial Mortgage Trust
1.57%, 12/15/27 (a)(b)	575	577
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (b)	171	173
Hilton USA Trust
1.17%, 11/5/30 (a)(b)	168	168
JP Morgan Chase Commercial Mortgage Securities Trust,
1.15%, 7/15/31 (a)(b)	285	284
5.46%, 12/12/43	400	413
		2,219
Corporate Bonds (66.0%)
Finance (27.7%)
Abbey National Treasury Services PLC
3.05%, 8/23/18	370	386
ABN Amro Bank N.V.
2.50%, 10/30/18 (b)	630	644
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19 (b)	345	347
Ally Financial, Inc.
3.25%, 2/13/18	265	263
American Express Credit Corp.
2.25%, 8/15/19	675	685
Anthem, Inc.
1.88%, 1/15/18	705	709
Bank of America Corp.
2.60%, 1/15/19	900	916
Bayer US Finance LLC
2.38%, 10/8/19 (b)	600	611
BB&T Corp.
2.25%, 2/1/19	580	589
BioMed Realty LP
2.63%, 5/1/19	310	313
	Face Amount (000)	Value (000)
BNP Paribas SA,
MTN
2.70%, 8/20/18	$610	$629
BNZ International Funding Ltd.
2.35%, 3/4/19 (b)	650	657
BPCE SA,
MTN
2.25%, 1/27/20	600	604
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	311
Capital One Financial Corp.
2.45%, 4/24/19	1,005	1,018
CIT Group, Inc.
3.88%, 2/19/19	550	546
Citigroup, Inc.
8.50%, 5/22/19	950	1,184
Commonwealth Bank of Australia
2.50%, 9/20/18	600	618
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 1/19/17	330	344
Credit Agricole SA
2.13%, 4/17/18 (b)	775	785
Credit Suisse
2.30%, 5/28/19	650	657
DBS Group Holdings Ltd.
2.25%, 7/16/19 (b)	650	659
Discover Bank
2.00%, 2/21/18	665	666
DNB Bank ASA
3.20%, 4/3/17 (b)	610	632
ERP Operating LP
2.38%, 7/1/19	550	558
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	898
HSBC USA, Inc.
2.25%, 6/23/19	659	665
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Series WI
4.88%, 3/15/19	375	383
ING Bank N.V.
3.75%, 3/7/17 (b)	600	628
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	373
JPMorgan Chase & Co.
2.20%, 10/22/19	325	326
Lloyds Bank PLC
2.30%, 11/27/18	400	407
Macquarie Bank Ltd.
2.60%, 6/24/19 (b)	605	614
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	561

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Metropolitan Life Global Funding I
1.50%, 1/10/18 (b)	$775	$779
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)	645	647
National Australia Bank Ltd.
1.25%, 3/17/17 (b)	400	402
Nordea Bank AB
0.88%, 5/13/16 (b)	695	696
Principal Financial Group, Inc.
1.85%, 11/15/17	725	732
QBE Insurance Group Ltd.
2.40%, 5/1/18 (b)	200	202
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	495	499
Santander Bank NA
2.00%, 1/12/18	525	528
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (b)	380	382
Standard Chartered PLC
1.50%, 9/8/17 (b)	900	900
Sumitomo Mitsui Banking Corp.
2.45%, 1/10/19	630	641
Swedbank AB
1.75%, 3/12/18 (b)	305	306
Synchrony Financial
3.00%, 8/15/19	800	818
Toronto-Dominion Bank (The),
MTN
2.63%, 9/10/18	650	672
UBS AG
2.38%, 8/14/19	925	933
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (b)	600	608
Wells Fargo & Co.
2.15%, 1/15/19	360	366
		30,297
Industrials (33.2%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)	745	760
AbbVie, Inc.
1.75%, 11/6/17	715	718
Actavis Funding SCS
3.00%, 3/12/20	835	855
Air Canada
6.75%, 10/1/19 (b)	250	268
Altera Corp.
2.50%, 11/15/18	300	308
Altice Financing SA
7.88%, 12/15/19 (b)	250	266
Altria Group, Inc.
4.13%, 9/11/15	250	254
	Face Amount (000)	Value (000)
Amazon.com, Inc.
2.60%, 12/5/19	$525	$538
American Honda Finance Corp.
1.60%, 2/16/18 (b)	545	550
Amgen, Inc.
2.50%, 11/15/16	425	435
Anadarko Petroleum Corp.
5.95%, 9/15/16	575	614
Applied Materials, Inc.
2.65%, 6/15/16	455	465
ArcelorMittal
5.25%, 2/25/17	375	391
AT&T, Inc.
1.70%, 6/1/17	1,075	1,079
Baidu, Inc.
3.25%, 8/6/18	225	233
BAT International Finance PLC
1.40%, 6/5/15 (b)	600	601
Becton Dickinson and Co.
2.68%, 12/15/19	300	307
Bombardier, Inc.
4.75%, 4/15/19 (b)	300	296
BW Group Ltd.
6.63%, 6/28/17 (b)	325	340
CBS Corp.
2.30%, 8/15/19	625	626
Chesapeake Energy Corp.
6.50%, 8/15/17	350	370
CNH Capital LLC
6.25%, 11/1/16	355	375
Comcast Corp.
5.70%, 5/15/18	520	587
Compass Bank
1.85%, 9/29/17	600	605
Covidien International Finance SA
1.35%, 5/29/15	265	265
Daimler Finance North America LLC
2.38%, 8/1/18 (b)	750	769
DISH DBS Corp.
4.63%, 7/15/17	375	386
Eaton Corp.
1.50%, 11/2/17	630	633
Ecolab, Inc.
3.00%, 12/8/16	320	330
EMD Finance LLC
2.40%, 3/19/20 (b)	575	582
Enterprise Products Operating LLC
2.55%, 10/15/19	325	330
Experian Finance PLC
2.38%, 6/15/17 (b)	600	607
Ford Motor Credit Co., LLC
5.00%, 5/15/18	825	900

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
General Motors Financial Co., Inc.
3.15%, 1/15/20	$600	$608
Gilead Sciences, Inc.
2.35%, 2/1/20	175	180
Glencore Funding LLC
1.70%, 5/27/16 (b)	650	653
Goldcorp, Inc.
2.13%, 3/15/18	520	524
Harley-Davidson Financial Services, Inc.,
1.55%, 11/17/17 (b)	258	260
2.15%, 2/26/20 (b)	350	352
Heathrow Funding Ltd.
2.50%, 6/25/15 (b)	400	401
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (b)	240	239
Hyundai Capital America
2.60%, 3/19/20 (b)	325	329
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	344
JM Smucker Co. (The)
2.50%, 3/15/20 (b)	225	228
Kinder Morgan, Inc.
3.05%, 12/1/19	650	657
L-3 Communications Corp.
1.50%, 5/28/17	275	273
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (b)	525	531
Marathon Petroleum Corp.
3.50%, 3/1/16	595	608
McKesson Corp.
3.25%, 3/1/16	1,070	1,092
Medtronic, Inc.
2.50%, 3/15/20 (b)	550	563
Nissan Motor Acceptance Corp.
2.65%, 9/26/18 (b)	720	742
Orange SA
2.75%, 2/6/19	625	648
Origin Energy Finance Ltd.
3.50%, 10/9/18 (b)	200	205
Quest Diagnostics, Inc.
2.70%, 4/1/19	675	687
Rio Tinto Finance USA PLC
1.38%, 6/17/16	325	327
RR Donnelley & Sons Co.
6.13%, 1/15/17	300	318
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	127
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	581
Southwest Airlines Co.
2.75%, 11/6/19	600	614
	Face Amount (000)	Value (000)
STATS ChipPAC Ltd.
5.38%, 3/31/16 (b)	$300	$303
T-Mobile USA, Inc.
5.25%, 9/1/18	500	518
Thomson Reuters Corp.,
1.30%, 2/23/17	325	326
1.65%, 9/29/17	150	150
Time Warner Cable, Inc.
6.75%, 7/1/18	400	460
Transocean, Inc.
2.50%, 10/15/17	350	322
TSMC Global Ltd.
1.63%, 4/3/18 (b)	800	794
Tyson Foods, Inc.
2.65%, 8/15/19	600	615
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,281
Viacom, Inc.
2.50%, 9/1/18	625	636
Waste Management, Inc.
2.60%, 9/1/16	725	739
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	395	404
Wm. Wrigley Jr. Co.
1.40%, 10/21/16 (b)	600	602
Yum! Brands, Inc.
3.88%, 11/1/20	450	480
		36,364
Utilities (5.1%)
AES Corp.
8.00%, 10/15/17	40	46
DCP Midstream Operating LP
2.70%, 4/1/19	650	594
Dominion Gas Holdings LLC
2.50%, 12/15/19	825	842
Enbridge, Inc.
0.71%, 6/2/17 (a)	175	173
EnLink Midstream Partners LP
2.70%, 4/1/19	525	525
Eversource Energy
1.45%, 5/1/18	525	522
GDF Suez
1.63%, 10/10/17 (b)	650	654
NRG Energy, Inc.
7.63%, 1/15/18	275	304
PSEG Power LLC
5.50%, 12/1/15	570	587
Sempra Energy
2.40%, 3/15/20	600	607
Southern Co. (The)
2.15%, 9/1/19	725	730
		5,584
		72,245

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (3.8%)
Alternative Loan Trust,
5.50%, 10/25/35 - 11/25/35		$969	$932
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34		394	406
FDIC Guaranteed Notes Trust
0.72%, 2/25/48 (a)(b)		147	147
Freddie Mac Structured Agency Credit Risk Debt Notes
1.17%, 2/25/24 (a)		227	227
HarborView Mortgage Loan Trust
0.37%, 1/19/38 (a)		416	355
JP Morgan Alternative Loan Trust
6.00%, 12/25/35		131	123
Lehman Mortgage Trust
6.50%, 9/25/37		51	44
Opteum Mortgage Acceptance Corp. Trust
0.47%, 4/25/36 (a)		470	406
RALI Trust,
0.36%, 12/25/36 (a)		571	444
6.00%, 11/25/36		165	129
Sequoia Mortgage Trust
0.80%, 8/20/34 (a)		555	529
Washington Mutual Mortgage Pass-Through Certificates Trust,
1.09%, 8/25/46 (a)		506	357
1.12%, 6/25/46 (a)		64	46
			4,145
Sovereign (1.6%)
EUROFIMA,
MTN
6.25%, 12/28/18	AUD	630	545
Korea Development Bank (The)
1.50%, 1/22/18		$690	687
Spain Government International Bond
4.00%, 3/6/18 (b)		500	536
			1,768
Total Fixed Income Securities (Cost $106,071)			107,467
	Shares	Value (000)
Short-Term Investments (2.0%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,304)	1,303,736	$1,304
	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
0.07%, 6/18/15 (c)(d) (Cost $864)	$864	864
Total Short-Term Investments (Cost $2,168)		2,168
Total Investments (100.2%) (Cost $108,239) (e)		109,635
Liabilities in Excess of Other Assets (-0.2%)		(205)
Net Assets (100.0%)		$109,430

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Rate shown is the yield to maturity at March 31, 2015.

(d)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(e)  Securities are available for collateral in connection with an open foreign currency forward exchange contract, futures contracts and swap agreements.

FDIC  Federal Deposit Insurance Corporation.

IO  Interest Only.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
UBS AG	AUD	720	$548	4/7/15	USD	562	$562	$14

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	168	$36,818	Jun-15	$79
U.S. Treasury 10 yr. Note	23	2,965	Jun-15	19
U.S. Treasury Long Bond	1	164	Jun-15	2
Short:
U.S. Treasury 5 yr. Note	171	(20,556)	Jun-15	(138)
				$(38)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$645	1.00%	3/20/19	$13	$(25)	$(12)	BBB+
Barclays Bank PLC Yum! Brands, Inc.	Buy	625	1.00	12/20/18	(11)	(5)	(16)	BBB
Morgan Stanley & Co., LLC* CDX.IG.24	Buy	1,200	1.00	6/20/20	(23)	1	(22)	NR
		$2,470			$(21)	$(29)	$(50)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 31, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.17%	3/24/18	$22,500	$(45)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.58	3/24/20	8,300	(22)
						$(67)

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

NR    Not Rated.

AUD  —  Australian Dollar

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	33.2%
Finance	27.6
Other**	17.3
Asset-Backed Securities	16.8
Utilities	5.1
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $60,503,000 with net unrealized depreciation of approximately $38,000. Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $14,000 and does not include open swap agreements with net unrealized depreciation of approximately $96,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Limited Duration Portfolio

Statement of Assets and Liabilities	March 31, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $106,935)	$108,331
Investment in Security of Affiliated Issuer, at Value (Cost $1,304)	1,304
Total Investments in Securities, at Value (Cost $108,239)	109,635
Cash	6
Interest Receivable	592
Receivable for Portfolio Shares Sold	68
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	14
Premium Paid on Open Swap Agreements	13
Receivable from Affiliate	—	@
Other Assets	34
Total Assets	110,362
Liabilities:
Payable for Investments Purchased	400
Payable for Portfolio Shares Redeemed	161
Payable for Sub Transfer Agency Fees — Class I	126
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Advisory Fees	46
Payable for Professional Fees	46
Payable for Variation Margin on Swap Agreements	36
Unrealized Depreciation on Swap Agreements	30
Premium Received on Open Swap Agreements	11
Payable for Administration Fees	7
Payable for Trustees' Fees and Expenses	7
Payable for Variation Margin on Futures Contracts	6
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	51
Total Liabilities	932
Net Assets	$109,430
Net Assets Consist Of:
Paid-in-Capital	$350,274
Accumulated Undistributed Net Investment Income	427
Accumulated Net Realized Loss	(242,547)
Unrealized Appreciation (Depreciation) on:
Investments	1,396
Futures Contracts	(38)
Swap Agreements	(96)
Foreign Currency Forward Exchange Contracts	14
Foreign Currency Translations	(—	@)
Net Assets	$109,430

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Limited Duration Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2015 (000)
CLASS I:
Net Assets	$107,584
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	13,823,179
Net Asset Value, Offering and Redemption Price Per Share	$7.78
CLASS A:
Net Assets	$1,528
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	195,957
Net Asset Value, Redemption Price Per Share	$7.80
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.35
Maximum Offering Price Per Share	$8.15
CLASS L:
Net Assets	$318
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	40,896
Net Asset Value, Offering and Redemption Price Per Share	$7.78

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Limited Duration Portfolio

Statement of Operations	Six Months Ended March 31, 2015 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,222
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	1,223
Expenses:
Advisory Fees (Note B)	169
Professional Fees	50
Administration Fees (Note C)	45
Shareholder Reporting Fees	26
Sub Transfer Agency Fees — Class I	23
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class L	— @
Registration Fees	21
Custodian Fees (Note F)	15
Pricing Fees	14
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Trustees' Fees and Expenses	2
Other Expenses	8
Total Expenses	379
Waiver of Advisory Fees (Note B)	(52)
Reimbursement of Class Specific Expenses — Class I (Note B)	(26)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	298
Net Investment Income	925
Realized Gain (Loss):
Investments Sold	198
Foreign Currency Forward Exchange Contracts	(1)
Foreign Currency Transactions	(4)
Futures Contracts	(415)
Swap Agreements	(547)
Net Realized Loss	(769)
Change in Unrealized Appreciation (Depreciation):
Investments	496
Foreign Currency Forward Exchange Contracts	14
Foreign Currency Translations	(— @)
Futures Contracts	(152)
Swap Agreements	(179)
Net Change in Unrealized Appreciation (Depreciation)	179
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(590)
Net Increase in Net Assets Resulting from Operations	$335

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Limited Duration Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2015 (unaudited) (000)	Year Ended September 30, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$925	$1,825
Net Realized Gain (Loss)	(769)	1,041
Net Change in Unrealized Appreciation (Depreciation)	179	(282)
Net Increase in Net Assets Resulting from Operations	335	2,584
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(759)	(1,684)
Class A:
Net Investment Income	(6)	(18)
Class L:
Net Investment Income	(1)	(1)
Total Distributions	(766)	(1,703)
Capital Share Transactions:(1)
Class I:
Subscribed	1,821	14,035
Distributions Reinvested	759	1,682
Redeemed	(13,627)	(20,486)
Class A:
Subscribed	1,382	2,964
Distributions Reinvested	6	18
Redeemed	(797)	(2,802)
Class L:
Subscribed	242	110
Distributions Reinvested	— @	1
Redeemed	(124)	(6)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,338)	(4,484)
Total Decrease in Net Assets	(10,769)	(3,603)
Net Assets:
Beginning of Period	120,199	123,802
End of Period (Including Accumulated Undistributed Net Investment Income of $427 and $268)	$109,430	$120,199
(1) Capital Share Transactions:
Class I:
Shares Subscribed	234	1,797
Shares Issued on Distributions Reinvested	98	216
Shares Redeemed	(1,751)	(2,624)
Net Decrease in Class I Shares Outstanding	(1,419)	(611)
Class A:
Shares Subscribed	177	379
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(102)	(357)
Net Increase in Class A Shares Outstanding	76	24
Class L:
Shares Subscribed	31	14
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(16)	(1)
Net Increase in Class L Shares Outstanding	15	13

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Limited Duration Portfolio

	Class I
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$7.81		$7.76	$7.80	$7.71	$7.79	$7.68
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.12	0.11	0.15	0.16	0.18
Net Realized and Unrealized Gain (Loss)	(0.04)		0.04	(0.03)	0.11	(0.10)	0.10
Total from Investment Operations	0.02		0.16	0.08	0.26	0.06	0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.11)	(0.12)	(0.17)	(0.14)	(0.16)
Paid-in-Capital	—		—	—	—	—	(0.01)
Total Distributions	(0.05)		(0.11)	(0.12)	(0.17)	(0.14)	(0.17)
Net Asset Value, End of Period	$7.78		$7.81	$7.76	$7.80	$7.71	$7.79
Total Return++	0.29	%#	2.06%	1.09%	3.35%	0.71%	3.74%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$107,584		$119,059	$122,958	$145,387	$167,811	$208,608
Ratio of Expenses to Average Net Assets (1)	0.53	%+*	0.53%+	0.71%+^	0.63%+	0.59%+	0.55%+
Ratio of Net Investment Income to Average Net Assets (1)	1.64	%+*	1.49%+	1.45%+^	1.92%+	2.12%+	2.39%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	19	%#	60%	66%	51%	35%	95%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.67	%*	0.78%	0.72%	N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.50	%*	1.24%	1.44%	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.53% for Class I shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Limited Duration Portfolio

	Class A
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$7.83		$7.77	$7.80	$7.71	$7.79	$7.68
Income (Loss) from Investment Operations:
Net Investment Income†	0.05		0.09	0.09	0.13	0.15	0.17
Net Realized and Unrealized Gain (Loss)	(0.04)		0.05	(0.01)	0.11	(0.12)	0.09
Total from Investment Operations	0.01		0.14	0.08	0.24	0.03	0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.08)	(0.11)	(0.15)	(0.11)	(0.15)
Paid-in-Capital	—		—	—	—	—	(0.00	)‡
Total Distributions	(0.04)		(0.08)	(0.11)	(0.15)	(0.11)	(0.15)
Net Asset Value, End of Period	$7.80		$7.83	$7.77	$7.80	$7.71	$7.79
Total Return++	0.12	%#	1.78%	0.84%	3.22%	0.45%	3.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,528		$940	$749	$145	$194	$52
Ratio of Expenses to Average Net Assets (1)	0.88	%+*	0.88%+	0.97%+^	0.88%+	0.84%+	0.80	%+
Ratio of Net Investment Income to Average Net Assets (1)	1.30	%+*	1.14%+	1.15%+^	1.70%+	1.87%+	2.14	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	19	%#	60%	66%	51%	35%	95%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.07	%*	1.10%	1.00%	N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.11	%*	0.92%	1.12%	N/A	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.88% for Class A shares.

*  Annualized.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Limited Duration Portfolio

	Class L
	Six Months Ended March 31, 2015		Year Ended September 30,			Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$7.80		$7.75	$7.80		$7.76
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.06	0.07		0.04
Net Realized and Unrealized Gain (Loss)	(0.04)		0.05	(0.03)		0.04
Total from Investment Operations	—		0.11	0.04		0.08
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.06)	(0.09)		(0.04)
Net Asset Value, End of Period	$7.78		$7.80	$7.75		$7.80
Total Return++	0.02	%#	1.38%	0.48%		1.06	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$318		$200	$95		$10
Ratio of Expenses to Average Net Assets (1)	1.23	%+*	1.23%+	1.24	%+^^	1.21	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.93	%+*	0.79%+	0.85	%+^^	1.14	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%*§
Portfolio Turnover Rate	19	%#	60%	66%		51	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.67	%*	3.48%	1.34%		N/A
Net Investment Income (Loss) to Average Net Assets	(0.51	)%*	(1.46)%	0.75%		N/A

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

*  Annualized.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.23% for Class L shares.

§  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT'' or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Limited Duration Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers three classes of shares — Class I, Class A and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York

Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$4,280	$—	$4,280
Agency Fixed Rate Mortgages	—	501	—	501
Asset-Backed Securities	—	18,464	—	18,464
Collateralized Mortgage Obligations — Agency Collateral Series	—	3,845	—	3,845
Commercial Mortgage- Backed Securities	—	2,219	—	2,219
Corporate Bonds	—	72,245	—	72,245
Mortgages — Other	—	4,145	—	4,145
Sovereign	—	1,768	—	1,768
Total Fixed Income Securities	—	107,467	—	107,467
Short-Term Investments
Investment Company	1,304	—	—	1,304
U.S. Treasury Security	—	864	—	864
Total Short-Term Investments	1,304	864	—	2,168
Futures Contracts	100	—	—	100
Credit Default Swap Agreement	—	1	—	1
Foreign Currency Forward Exchange Contract	—	14	—	14
Total Assets	1,404	108,346	—	109,750

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Futures Contract	$(138)	$—	$—	$(138)
Credit Default Swap Agreements	—	(30)	—	(30)
Interest Rate Swap Agreements	—	(67)	—	(67)
Total Liabilities	(138)	(97)	—	(235)
Total	$1,266	$108,249	$—	$109,515

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$14
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	100(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	1(a)
Total			$115
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	$(138)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(30)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(67)(a)
Total			$(235)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1)
Interest Rate Risk	Futures Contracts	(415)
Credit Risk	Swap Agreements	(11)
Interest Rate Risk	Swap Agreements	(536)
Total		$(963)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$14
Interest Rate Risk	Futures Contracts	(152)
Credit Risk	Swap Agreements	(19)
Interest Rate Risk	Swap Agreements	(160)
Total		$(317)

At March 31, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contract	$14	$—
Swap Agreements	—	(30)
Total	$14	$(30)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$14	$—	$—	$14
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$30	$—	$—	$30

For the six months ended March 31, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$375,000
Futures Contracts:
Average monthly original value	$123,678,000
Swap Agreements:
Average monthly notional amount	$42,840,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.30% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.53% for Class I shares, 0.88% for Class A shares and 1.23% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2015, approximately $52,000 of advisory fees were waived and approximately $28,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $21,130,000 and $27,543,000, respectively. For the six months ended March 31, 2015, there were no purchases of long-term U.S. Government securities and sales of long-term U.S. Government securities were approximately $4,707,000.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2015 is as follows:

Value September 30, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2015 (000)
$936	$18,677	$18,309	$1	$1,304

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From: Ordinary Income (000)	2013 Distributions Paid From: Ordinary Income (000)
$1,703	$2,138

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments for swap transactions, paydown adjustments and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at September 30, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(116)	$6,966	$(6,850)

At September 30, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$261	$—

At March 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,571,000 and the aggregate gross unrealized depreciation is approximately $175,000 resulting in net unrealized appreciation of approximately $1,396,000.

At September 30, 2014, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$7,068	September 30, 2015
265	September 30, 2016
200,864	September 30, 2017
33,504	September 30, 2018

Capital loss carryforwards of approximately $6,850,000 expired during the year ended September 30, 2014.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,379,000.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
1182626 EXP 05.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Semi-Annual Report

March 31, 2015

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	26
Trustee and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Mid Cap Growth Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2015

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/14	Actual Ending Account Value 3/31/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,056.90	$1,021.29	$3.74	$3.68	0.73%
Mid Cap Growth Portfolio Class A	1,000.00	1,055.80	1,019.90	5.18	5.09	1.01
Mid Cap Growth Portfolio Class L	1,000.00	1,052.60	1,017.25	7.88	7.75	1.54
Mid Cap Growth Portfolio Class IS	1,000.00	1,057.70	1,021.94	3.08	3.02	0.60

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (94.8%)
Aerospace & Defense (1.0%)
TransDigm Group, Inc.	307,537	$67,264
Automobiles (3.0%)
Tesla Motors, Inc. (a)(b)	1,060,044	200,104
Beverages (1.2%)
Monster Beverage Corp. (a)	566,598	78,414
Biotechnology (2.4%)
Alnylam Pharmaceuticals, Inc. (a)	353,321	36,894
Intercept Pharmaceuticals, Inc. (a)	43,470	12,259
Ironwood Pharmaceuticals, Inc. (a)	3,035,468	48,568
Pharmacyclics, Inc. (a)	159,616	40,854
Seattle Genetics, Inc. (a)	445,528	15,749
		154,324
Commercial Services & Supplies (1.1%)
Stericycle, Inc. (a)	501,361	70,406
Communications Equipment (1.2%)
Palo Alto Networks, Inc. (a)	532,497	77,787
Diversified Financial Services (6.0%)
McGraw Hill Financial, Inc.	1,910,286	197,524
MSCI, Inc.	3,225,987	197,785
		395,309
Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	601,906	30,866
Food Products (5.8%)
Keurig Green Mountain, Inc.	1,327,632	148,336
Mead Johnson Nutrition Co.	2,303,971	231,618
		379,954
Health Care Equipment & Supplies (4.5%)
Intuitive Surgical, Inc. (a)	583,760	294,816
Health Care Technology (2.8%)
athenahealth, Inc. (a)	1,521,769	181,684
Hotels, Restaurants & Leisure (4.8%)
Chipotle Mexican Grill, Inc. (a)	45,868	29,839
Dunkin' Brands Group, Inc.	3,230,297	153,633
Panera Bread Co., Class A (a)	836,663	133,862
		317,334
Information Technology Services (4.7%)
FleetCor Technologies, Inc. (a)	1,021,193	154,119
Gartner, Inc. (a)	1,802,222	151,116
		305,235
Internet & Catalog Retail (3.8%)
Groupon, Inc. (a)	5,184,507	37,380
TripAdvisor, Inc. (a)	856,894	71,268
Vipshop Holdings Ltd. ADR (China) (a)	2,656,050	78,194
Zalando SE (Germany) (a)	1,369,647	34,256
zulily, Inc., Class A (a)(b)	2,321,009	30,150
		251,248
	Shares	Value (000)
Internet Software & Services (16.9%)
Autohome, Inc. ADR (China) (a)(b)	1,464,687	$64,402
Dropbox, Inc. (a)(c)(d)(e) (acquisition cost — $33,909; acquired 5/1/12)	3,747,173	71,271
LendingClub Corp. (a)(b)	1,008,512	19,817
LinkedIn Corp., Class A (a)	1,239,240	309,637
MercadoLibre, Inc. (Brazil)	359,733	44,075
Pandora Media, Inc. (a)	3,105,941	50,347
Twitter, Inc. (a)	6,346,408	317,828
Yelp, Inc. (a)(b)	766,646	36,301
Youku Tudou, Inc. ADR (China) (a)	3,027,743	37,847
Zillow Group, Inc., Class A (a)(b)	1,587,331	159,209
		1,110,734
Life Sciences Tools & Services (5.3%)
Illumina, Inc. (a)	1,868,077	346,790
Machinery (1.0%)
Colfax Corp. (a)	1,352,515	64,556
Media (1.2%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost — $38,812; acquired 3/8/12)	36,302	75,941
Pharmaceuticals (5.8%)
Endo International PLC (a)	2,395,287	214,857
Zoetis, Inc.	3,645,619	168,756
		383,613
Professional Services (4.5%)
IHS, Inc., Class A (a)	1,167,475	132,812
Verisk Analytics, Inc., Class A (a)	2,309,337	164,887
		297,699
Software (12.7%)
FireEye, Inc. (a)	3,417,312	134,130
NetSuite, Inc. (a)	582,784	54,059
ServiceNow, Inc. (a)	2,212,082	174,268
Splunk, Inc. (a)	3,221,302	190,701
Tableau Software, Inc., Class A (a)	679,401	62,858
Workday, Inc., Class A (a)	2,276,684	192,175
Zynga, Inc., Class A (a)	8,070,988	23,002
		831,193
Tech Hardware, Storage & Peripherals (0.6%)
3D Systems Corp. (a)(b)	891,915	24,457
Stratasys Ltd. (a)(b)	310,066	16,365
		40,822
Textiles, Apparel & Luxury Goods (4.0%)
Lululemon Athletica, Inc. (Canada) (a)	1,366,803	87,503
Michael Kors Holdings Ltd. (a)	2,115,078	139,066
Under Armour, Inc., Class A (a)	475,894	38,429
		264,998
Total Common Stocks (Cost $4,829,569)		6,221,091

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Convertible Preferred Stocks (0.1%)
Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(c)(d)(e) (acquisition cost — $18,817; acquired 12/2/11)	571,575	$245
Internet Software & Services (0.1%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost — $3,365; acquired 5/25/12)	371,814	7,072
Total Convertible Preferred Stocks (Cost $22,182)		7,317
Preferred Stocks (3.2%)
Internet & Catalog Retail (2.0%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $47,799; acquired 4/16/14)	1,174,038	59,183
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost — $13,007; acquired 10/4/13)	566,827	74,255
		133,438
Internet Software & Services (0.4%)
Survey Monkey, Inc. (a)(c)(e)	1,760,030	28,653
Software (0.8%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost — $11,738; acquired 7/19/12)	3,835,908	34,101
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost — $3,519; acquired 10/25/13)	1,002,564	8,913
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost — $3,519; acquired 10/25/13)	1,002,564	8,913
		51,927
Total Preferred Stocks (Cost $108,534)		214,018
	Notional Amount
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2015 @ CNY 6.62	1,374,242,186	539
USD/CNY November 2015 @ CNY 6.65	1,137,270,245	3,474
Total Call Options Purchased (Cost $7,555)		4,013
	Shares
Short-Term Investments (6.1%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	222,908,788	222,909
	Face Amount (000)	Value (000)
Repurchase Agreements (0.5%)
BNP Paribas Securities Corp., (0.10%, dated 3/31/15, due 4/1/15; proceeds $10,434; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 7/31/21 - 11/15/42; valued at $10,643)	$10,434	$10,434
Merrill Lynch & Co., Inc., (0.18%, dated 3/31/15, due 4/1/15; proceeds $22,360; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 2/1/23 - 9/25/23; valued at $24,159)	22,360	22,360
		32,794
Total Securities held as Collateral on Loaned Securities (Cost $255,703)		255,703
	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $143,431)	143,430,862	143,431
Total Short-Term Investments (Cost $399,134)		399,134
Total Investments (104.3%) (Cost $5,366,974) Including $259,811 of Securities Loaned (f)		6,845,573
Liabilities in Excess of Other Assets (-4.3%)		(283,384)
Net Assets (100.0%)		$6,562,189

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2015.

(c)  At March 31, 2015, the Portfolio held fair valued securities valued at approximately $368,547,000, representing 5.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to approximately $339,894,000 and represents 5.2% of net assets.

(e)  Security has been deemed illiquid at March 31, 2015.

(f)  The approximate fair value and percentage of net assets, $34,256,000 and 0.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	40.5%
Internet Software & Services	17.4
Software	13.4
Diversified Financial Services	6.0
Internet & Catalog Retail	5.8
Pharmaceuticals	5.8
Food Products	5.8
Life Sciences Tools & Services	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	March 31, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $5,000,634)	$6,479,233
Investment in Security of Affiliated Issuer, at Value (Cost $366,340)	366,340
Total Investments in Securities, at Value (Cost $5,366,974)	6,845,573
Cash	1,092
Receivable for Portfolio Shares Sold	3,312
Dividends Receivable	1,369
Receivable from Affiliate	19
Other Assets	447
Total Assets	6,851,812
Liabilities:
Collateral on Securities Loaned, at Value	256,795
Payable for Portfolio Shares Redeemed	14,683
Payable for Advisory Fees	8,288
Due to Broker	5,180
Payable for Sub Transfer Agency Fees — Class I	2,217
Payable for Sub Transfer Agency Fees — Class A	997
Payable for Sub Transfer Agency Fees — Class L	28
Payable for Administration Fees	458
Payable for Shareholder Services Fees — Class A	337
Payable for Distribution and Shareholder Services Fees — Class L	10
Payable for Trustees' Fees and Expenses	47
Payable for Professional Fees	38
Payable for Custodian Fees	23
Payable for Transfer Agency Fees — Class I	7
Payable for Transfer Agency Fees — Class A	10
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	504
Total Liabilities	289,623
Net Assets	$6,562,189
Net Assets Consist Of:
Paid-in-Capital	$4,894,449
Distributions in Excess of Net Investment Income	(15,023)
Accumulated Undistributed Net Realized Gain	204,164
Unrealized Appreciation (Depreciation) on:
Investments	1,478,599
Foreign Currency Translations	(—	@)
Net Assets	$6,562,189

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2015 (000)
CLASS I:
Net Assets	$4,276,360
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	105,566,829
Net Asset Value, Offering and Redemption Price Per Share	$40.51
CLASS A:
Net Assets	$1,547,545
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	40,284,275
Net Asset Value, Redemption Price Per Share	$38.42
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.13
Maximum Offering Price Per Share	$40.55
CLASS L:
Net Assets	$15,769
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	417,505
Net Asset Value, Offering and Redemption Price Per Share	$37.77
CLASS IS:
Net Assets	$722,515
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	17,816,930
Net Asset Value, Offering and Redemption Price Per Share	$40.55
(1) Including: Securities on Loan, at Value:	$259,811

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended March 31, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$9,046
Income from Securities Loaned — Net	3,510
Dividends from Security of Affiliated Issuer (Note G)	82
Total Investment Income	12,638
Expenses:
Advisory Fees (Note B)	17,348
Sub Transfer Agency Fees — Class I	2,943
Sub Transfer Agency Fees — Class A	1,266
Sub Transfer Agency Fees — Class L	13
Administration Fees (Note C)	2,776
Shareholder Services Fees — Class A (Note D)	2,123
Distribution and Shareholder Services Fees — Class L (Note D)	61
Shareholder Reporting Fees	413
Custodian Fees (Note F)	153
Registration Fees	134
Trustees' Fees and Expenses	89
Professional Fees	62
Transfer Agency Fees — Class I (Note E)	22
Transfer Agency Fees — Class A (Note E)	35
Transfer Agency Fees — Class L (Note E)	3
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	3
Other Expenses	27
Total Expenses	27,472
Rebate from Morgan Stanley Affiliate (Note G)	(96)
Net Expenses	27,376
Net Investment Loss	(14,738)
Realized Gain:
Investments Sold	293,472
Foreign Currency Transactions	64
Net Realized Gain	293,536
Change in Unrealized Appreciation (Depreciation):
Investments	106,199
Foreign Currency Translations	51
Net Change in Unrealized Appreciation (Depreciation)	106,250
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	399,786
Net Increase in Net Assets Resulting from Operations	$385,048

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2015 (unaudited) (000)	Year Ended September 30, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(14,738)	$9,697
Net Realized Gain	293,536	884,947
Net Change in Unrealized Appreciation (Depreciation)	106,250	(387,167)
Net Increase in Net Assets Resulting from Operations	385,048	507,477
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(9,202)	—
Net Realized Gain	(622,473)	(310,448)
Class A:
Net Realized Gain	(246,534)	(128,582)
Class L:
Net Realized Gain	(2,378)	(1,046)
Class IS:
Net Investment Income	(2,208)	—
Net Realized Gain	(89,011)	(1)
Total Distributions	(971,806)	(440,077)
Capital Share Transactions:(1)
Class I:
Subscribed	265,183	916,673
Distributions Reinvested	591,126	297,048
Redeemed	(912,476)	(1,755,132)
Class A:
Subscribed	60,968	295,233
Distributions Reinvested	243,008	126,784
Redeemed	(459,382)	(745,859)
Class L:
Subscribed	263	1,469
Distributions Reinvested	2,327	1,024
Redeemed	(2,086)	(2,856)
Class IS:
Subscribed	82,075	725,627
Distributions Reinvested	90,604	—
Redeemed	(60,066)	(43,141)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(98,456)	(183,130)
Total Decrease in Net Assets	(685,214)	(115,730)
Net Assets:
Beginning of Period	7,247,403	7,363,133
End of Period (Including Distributions in Excess of Net Investment Income and Accumulated Undistributed Net Investment Income of $(15,023) and $11,125, respectively)	$6,562,189	$7,247,403

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Mid Cap Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2015 (unaudited) (000)	Year Ended September 30, 2014 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,298	20,224
Shares Issued on Distributions Reinvested	15,709	6,827
Shares Redeemed	(21,726)	(38,728)
Net Increase (Decrease) in Class I Shares Outstanding	281	(11,677)
Class A:
Shares Subscribed	1,532	6,761
Shares Issued on Distributions Reinvested	6,803	3,046
Shares Redeemed	(11,586)	(17,415)
Net Decrease in Class A Shares Outstanding	(3,251)	(7,608)
Class L:
Shares Subscribed	7	34
Shares Issued on Distributions Reinvested	66	24
Shares Redeemed	(54)	(67)
Net Increase (Decrease) in Class L Shares Outstanding	19	(9)
Class IS:
Shares Subscribed	2,044	15,763
Shares Issued on Distributions Reinvested	2,406	—
Shares Redeemed	(1,422)	(975)
Net Increase in Class IS Shares Outstanding	3,028	14,788

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$44.73		$44.24	$35.34	$33.65	$33.58	$26.96
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.08)		0.09	0.10	0.17	0.03	0.11
Net Realized and Unrealized Gain	2.14		3.04	10.10	3.35	0.14	6.52
Total from Investment Operations	2.06		3.13	10.20	3.52	0.17	6.63
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		—	(0.12)	—	(0.10)	(0.01)
Net Realized Gain	(6.19)		(2.64)	(1.18)	(1.83)	—	—
Total Distributions	(6.28)		(2.64)	(1.30)	(1.83)	(0.10)	(0.01)
Net Asset Value, End of Period	$40.51		$44.73	$44.24	$35.34	$33.65	$33.58
Total Return++	5.69	%#	7.25%	29.92%	10.91%	0.47%	24.58%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,276,360		$4,708,900	$5,174,440	$4,219,528	$3,797,139	$3,012,006
Ratio of Expenses to Average Net Assets	0.73	%+*	0.75%+	0.70%+^	0.71%+	0.69%+	0.68%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.71%+^	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.37	)%+*	0.19%+	0.27%+^	0.48%+	0.07%+	0.38%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.01%	0.01%
Portfolio Turnover Rate	15	%#	45%	52%	26%	35%	23%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Mid Cap Growth Portfolio

	Class A
	Six Months Ended March 31, 2015		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$42.70		$42.46	$34.03	$32.55	$32.51	$26.15
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.13)		(0.03)	0.01	0.06	(0.07)	0.04
Net Realized and Unrealized Gain	2.04		2.91	9.70	3.25	0.15	6.32
Total from Investment Operations	1.91		2.88	9.71	3.31	0.08	6.36
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.10)	—	(0.04)	—
Net Realized Gain	(6.19)		(2.64)	(1.18)	(1.83)	—	—
Total Distributions	(6.19)		(2.64)	(1.28)	(1.83)	(0.04)	—
Net Asset Value, End of Period	$38.42		$42.70	$42.46	$34.03	$32.55	$32.51
Total Return++	5.58	%#	6.95%	29.60%	10.62%	0.22%	24.32%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,547,545		$1,859,126	$2,171,493	$1,832,003	$2,595,397	$2,465,552
Ratio of Expenses to Average Net Assets	1.01	%+*	1.00%+	0.95%+^	0.96%+	0.94%+	0.93%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.96%+^	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.64	)%+*	(0.07)%+	0.02%+^	0.17%+	(0.18)%+	0.13%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.01%	0.01%
Portfolio Turnover Rate	15	%#	45%	52%	26%	35%	23%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Mid Cap Growth Portfolio

	Class L
	Six Months Ended March 31, 2015		Year Ended September 30,			Period from June 14, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2014	2013		September 30, 2012
Net Asset Value, Beginning of Period	$42.20		$42.20	$33.97		$32.87
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.23)		(0.26)	(0.15)		0.05
Net Realized and Unrealized Gain	1.99		2.90	9.63		1.05
Total from Investment Operations	1.76		2.64	9.48		1.10
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.07)		—
Net Realized Gain	(6.19)		(2.64)	(1.18)		—
Total Distributions	(6.19)		(2.64)	(1.25)		—
Net Asset Value, End of Period	$37.77		$42.20	$42.20		$33.97
Total Return++	5.26	%#	6.40%	28.92%		3.35	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,769		$16,817	$17,190		$10
Ratio of Expenses to Average Net Assets	1.54	%+*	1.55%+	1.46	%+^^	1.50	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.46	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.18	)%+*	(0.60)%+	(0.41	)%+^^	0.46	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	15	%#	45%	52%		26	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Mid Cap Growth Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2015 (unaudited)		Year Ended September 30, 2014	Period from September 13, 2013^ to September 30,2013
Net Asset Value, Beginning of Period	$44.80		$44.25	$43.74
Income (Loss) from Investment Operations:
Net Investment Income Gain (Loss)†	(0.05)		0.18	(0.00	)‡
Net Realized and Unrealized Gain	2.14		3.01	0.51
Total from Investment Operations	2.09		3.19	0.51
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		—	—
Net Realized Gain	(6.19)		(2.64)	—
Total Distributions	(6.34)		(2.64)	—
Net Asset Value, End of Period	$40.55		$44.80	$44.25
Total Return++	5.77	%#	7.39%	1.17	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$722,515		$662,560	$10
Ratio of Expenses to Average Net Assets	0.60	%+*	0.61%+	0.49	%+^^*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.58	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.24	)%+*	0.41%+	(0.22	)%+^^*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01	%*
Portfolio Turnover Rate	15	%#	45%	52	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.73% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT'' or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth. The Portfolio offers four classes of shares — Class I, Class A, Class L and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$67,264	$—	$—	$67,264
Automobiles	200,104	—	—	200,104
Beverages	78,414	—	—	78,414
Biotechnology	154,324	—	—	154,324
Commercial Services & Supplies	70,406	—	—	70,406
Communications Equipment	77,787	—	—	77,787
Diversified Financial Services	395,309	—	—	395,309
Electrical Equipment	30,866	—	—	30,866
Food Products	379,954	—	—	379,954
Health Care Equipment & Supplies	294,816	—	—	294,816
Health Care Technology	181,684	—	—	181,684
Hotels, Restaurants & Leisure	317,334	—	—	317,334
Information Technology Services	305,235	—	—	305,235
Internet & Catalog Retail	216,992	34,256	—	251,248
Internet Software & Services	1,039,463	—	71,271	1,110,734

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Life Sciences Tools & Services	$346,790	$—	$—	$346,790
Machinery	64,556	—	—	64,556
Media	—	—	75,941	75,941
Pharmaceuticals	383,613	—	—	383,613
Professional Services	297,699	—	—	297,699
Software	831,193	—	—	831,193
Tech Hardware, Storage & Peripherals	40,822	—	—	40,822
Textiles, Apparel & Luxury Goods	264,998	—	—	264,998
Total Common Stocks	6,039,623	34,256	147,212	6,221,091
Convertible Preferred Stocks	—	—	7,317	7,317
Preferred Stocks	—	—	214,018	214,018
Call Options Purchased	—	4,013	—	4,013
Short-Term Investments
Investment Company	366,340	—	—	366,340
Repurchase Agreements	—	32,794	—	32,794
Total Short-Term Investments	366,340	32,794	—	399,134
Total Assets	$6,405,963	$71,063	$368,547	$6,845,573

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2015, securities with a total value of approximately $34,256,000 transferred from Level 1 to Level 2. At March 31, 2015, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Beginning Balance	$132,566	$8,195	$123,480
Purchases	—	—	28,952
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	14,646	(878)	61,586
Realized gains (losses)	—	—	—
Ending Balance	$147,212	$7,317	$214,018
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$14,646	$(878)	$61,586

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at March 31, 2015 (000)	Valuation Technique	Unobservable Input	Range		Selected Value/ Weighted Average	Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Convertible Preferred Stock	$245	Market Transaction Method	Escrow Cash Receivable from Liquidation	$0.43	$0.43	$0.43	Increase
Preferred Stocks	$59,183	Market Transaction Method	Tender Offer Valuation	$50.41	$50.41	$50.41	Increase
	$74,255	Market Transaction Method	Issuance Price of Financing	$119.76	$119.76	$119.76	Increase
			Issuance Price of Pending Financing	$142.24	$142.24	$142.24	Increase

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

	Fair Value at March 31, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value/ Weighted Average		Impact to Valuation from an Increase in Input
Internet Software & Services
Common Stock	$71,271	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$7,072	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.9	x	18.6	x	13.2	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Preferred Stock	$28,653	Market Transaction Method	Precedent Transaction	$16.45		$16.45		$16.45		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	5.2	x	11.2	x	11.2	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Media
Common Stock	$75,941	Market Transaction Method	Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		16.0%		15.0%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.4	x	8.3	x	5.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Software
Preferred Stocks	$51,927	Market Transaction Method	Issuance Price at Closing of Financing	$8.89		$8.89		$8.89		Increase

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are

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Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: In respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$4,013	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Portfolio's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(7,364	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$6,159	(c)

(c) Amounts are included in Investments in the Statement of Operations.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

At March 31, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$4,013	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$4,013	$—	$(4,013)	$—

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	3,101,921,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$259,811	(f)	$—	$(259,811	)(g)(h)	$0

(f)  Represents market value of loaned securities at period end.

(g)  The Portfolio received cash collateral of approximately $256,795,000, of which approximately $255,703,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2015, there was uninvested cash of approximately $1,092,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $10,435,000 in the form of U.S. Government agency securities and U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h)  The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares and 0.73% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee,

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,042,534,000 and $1,958,231,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 31, 2015, advisory fees paid were reduced by approximately $96,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2015 is as follows:

Value September 30, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2015 (000)
$337,526	$1,430,094	$1,401,280	$82	$366,340

During the six months ended March 31, 2015, the Portfolio incurred approximately $2,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$70,823	$369,254	$19,000	$202,005

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, nondeductible expenses, basis adjustments for return of capital sold and tax adjustments on partnership investments held and sold by the Portfolio, resulted in the following reclassifications among the components of net assets at September 30, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$3,456	$(1,579)	$(1,877)

At September 30, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$91,008	$791,619

At March 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,920,830,000 and the aggregate gross unrealized depreciation is approximately $442,231,000 resulting in net unrealized appreciation of approximately $1,478,599,000.

I. Other: At March 31, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 62.0%, 48.1%, 10.6% and 48.3%, for Class I, Class A, Class L and Class IS shares, respectively.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
1182538 EXP 05.31.16

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Semi-Annual Report

March 31, 2015

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
U.S. Privacy Policy	25
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Strategic Income Portfolio (the "Portfolio") performed during the period ended March 31, 2015.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2015

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Expense Example (unaudited)

Strategic Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/30/14 - 3/31/15 (unless otherwise noted).

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/14	Actual Ending Account Value 3/31/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Strategic Income Portfolio Class I^	$1,000.00	$1,010.00	$1,010.07	$2.41	$2.41	0.96%
Strategic Income Portfolio Class A^	1,000.00	1,009.00	1,009.20	3.28	3.28	1.31
Strategic Income Portfolio Class IS^	1,000.00	1,010.00	1,010.20	2.28	2.28	0.91

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 91/365 (to reflect the most recent one-half year period).

**  Annualized.

^  Commencement of operations 12/30/14.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Adviser together are referred as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.")

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board considered that the Adviser plans to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun and concluded that, since the Portfolio currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Portfolio under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Portfolio. The Board considered that the Portfolio requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Portfolio and concluded that the proposed management fee rate would be competitive with its peer group average and the anticipated total expense ratio would be acceptable.

Economies of Scale

The Board considered the growth prospects of the Portfolio and the structure of the proposed management fee schedule, which includes breakpoints for the Portfolio. The Board considered that the Portfolio's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Portfolio had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. Since the Portfolio had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the

4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Portfolio if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments

Strategic Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (80.0%)
Asset-Backed Securities (14.2%)
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.05%, 4/25/34 (a)	$45	$42
Bear Stearns Asset-Backed Securities Trust,
0.49%, 3/25/37 (a)	92	51
0.52%, 5/25/37 (a)	97	61
BNC Mortgage Loan Trust
0.33%, 3/25/37 (a)	100	73
Carrington Mortgage Loan Trust
0.39%, 1/25/37 (a)	100	62
Countrywide Asset-Backed Certificates,
0.54%, 4/25/36 (a)	100	81
0.62%, 3/25/47 (a)(b)	80	57
5.10%, 7/25/36	127	101
CWABS Asset-Backed Certificates Trust
5.23%, 10/25/46 (a)	92	69
Ellington Loan Acquisition Trust
1.27%, 5/25/37 (a)(b)	100	77
GSAMP Trust
0.49%, 3/25/46 (a)	100	82
Home Equity Asset Trust
0.36%, 7/25/37 (a)	37	35
Home Equity Mortgage Loan Asset-Backed Trust
0.29%, 4/25/37 (a)	87	58
Nationstar Home Equity Loan Trust
0.42%, 4/25/37 (a)	100	84
RAMP Trust,
0.46%, 2/25/36 (a)	100	87
0.49%, 11/25/35 (a)	77	63
RASC Trust
0.33%, 11/25/36 (a)	88	76
Truman Capital Mortgage Loan Trust,
1.87%, 1/25/34 (a)(b)	98	96
2.95%, 11/25/31 (a)(b)	82	78
VOLT XXXIII LLC
4.25%, 3/25/55 (b)	100	99
		1,432
Commercial Mortgage-Backed Securities (4.5%)
COMM Mortgage Trust,
2.87%, 2/10/48 (b)	100	82
3.68%, 6/11/27 (a)(b)	100	100
GA Mortgage Securities Trust
4.33%, 2/10/48	100	90
HILT Mortgage Trust
3.92%, 7/15/29 (a)(b)	100	99
JPMBB Commercial Mortgage Securities Trust
3.85%, 2/15/48 (a)(b)	100	89
		460
	Face Amount (000)		Value (000)
Corporate Bonds (35.2%)
Finance (15.8%)
ABN AMRO Bank N.V.,
6.38%, 4/27/21	EUR	100	$137
Assicurazioni Generali SpA,
7.75%, 12/12/42 (a)		100	140
Bank of America Corp.,
4.25%, 10/22/26		$50	52
BNP Paribas SA,
4.25%, 10/15/24		200	206
BPCE SA,
5.15%, 7/21/24 (b)		200	214
Citigroup, Inc.,
3.75%, 6/16/24		100	105
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA,
2.50%, 5/26/26 (a)	EUR	100	112
Ctrip.com International Ltd.,
1.25%, 10/15/18		$50	52
Discover Financial Services,
3.95%, 11/6/24		25	26
Goldman Sachs Group, Inc. (The),
0.81%, 10/29/19 (a)	EUR	100	108
JPMorgan Chase & Co.,
3.88%, 2/1/24		$50	53
Kennedy-Wilson, Inc.,
5.88%, 4/1/24		25	25
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	67
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (a)		100	134
Nationwide Building Society,
4.13%, 3/20/23 (a)		100	116
Voya Financial, Inc.,
5.65%, 5/15/53 (a)		$50	52
			1,599
Industrials (18.4%)
Actavis Funding SCS,
3.80%, 3/15/25		15	16
Advanced Micro Devices, Inc.,
6.75%, 3/1/19		25	24
Air Canada,
6.75%, 10/1/19 (b)		50	53
Akamai Technologies, Inc.,
Zero Coupon, 2/15/19		50	54
Aramark Services, Inc.,
5.75%, 3/15/20		25	26
ArcelorMittal,
10.60%, 6/1/19		25	31
Ball Corp.,
4.00%, 11/15/23		25	25

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Baytex Energy Corp.,
5.63%, 6/1/24 (b)		$25	$23
Bombardier, Inc.,
6.13%, 1/15/23 (b)		25	24
Building Materials Corp. of America,
5.38%, 11/15/24 (b)		50	51
Chesapeake Energy Corp.,
5.75%, 3/15/23		25	25
Citrix Systems, Inc.,
0.50%, 4/15/19 (b)		50	53
Cobalt International Energy, Inc.,
2.63%, 12/1/19		50	36
Continental Airlines Pass-Thru Certificates,
6.13%, 4/29/18		25	26
CSC Holdings LLC,
5.25%, 6/1/24 (b)		25	26
Denbury Resources, Inc.,
4.63%, 7/15/23		25	22
Deutsche Annington Finance BV,
4.00%, 12/17/21 (a)(c)	EUR	100	114
DISH DBS Corp.,
5.00%, 3/15/23		$25	24
Family Tree Escrow LLC,
5.75%, 3/1/23 (b)		25	26
FMG Resources August 2006 Pty Ltd.,
6.00%, 4/1/17 (b)		25	25
Harland Clarke Holdings Corp.,
9.75%, 8/1/18 (b)		25	27
HCA, Inc.,
4.75%, 5/1/23		25	26
HomeAway, Inc.,
0.13%, 4/1/19 (b)		50	48
Kenan Advantage Group, Inc. (The),
8.38%, 12/15/18 (b)		10	10
Lear Corp.,
5.25%, 1/15/25		50	51
Marquette Transportation Co., LLC/ Marquette Transportation Finance Corp.,
10.88%, 1/15/17		25	26
MDC Partners, Inc.,
6.75%, 4/1/20 (b)		25	26
Memorial Production Partners LP/ Memorial Production Finance Corp.,
6.88%, 8/1/22 (b)		25	22
MGM Resorts International,
6.00%, 3/15/23		25	26
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (b)		25	26
ON Semiconductor Corp.,
2.63%, 12/15/26		50	64
	Face Amount (000)		Value (000)
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.25%, 2/15/22		$25	$26
Pittsburgh Glass Works LLC,
8.00%, 11/15/18 (b)		50	53
RR Donnelley & Sons Co.,
7.88%, 3/15/21		25	29
RSI Home Products, Inc.,
6.50%, 3/15/23 (b)		25	26
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC,
5.88%, 5/15/21 (b)		50	50
Starwood Property Trust, Inc.,
4.55%, 3/1/18		50	55
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
5.75%, 3/1/25		25	26
Telefonica Europe BV,
5.88%, 3/31/24 (a)(c)	EUR	100	124
Tesla Motors, Inc.,
0.25%, 3/1/19		$50	44
Toll Brothers Finance Corp.,
0.50%, 9/15/32		50	53
Transocean, Inc.,
3.80%, 10/15/22		50	37
Vale Overseas Ltd.,
4.38%, 1/11/22		50	48
Viasystems, Inc.,
7.88%, 5/1/19 (b)		50	53
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.38%, 3/15/22		25	26
XPO Logistics, Inc.,
7.88%, 9/1/19 (b)		50	53
Yahoo!, Inc.,
Zero Coupon, 12/1/18		50	54
Yandex N.V.,
1.13%, 12/15/18		50	41
			1,854
Utilities (1.0%)
AES Corp.,
4.88%, 5/15/23		75	74
Williams Partners LP/ACMP Finance Corp.,
4.88%, 5/15/23		25	25
			99
			3,552
Mortgages — Other (9.8%)
Alternative Loan Trust,
0.62%, 10/25/36 (a)		83	59
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		91	60

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
Bear Stearns ALT-A Trust,
2.35%, 2/25/36 (a)		$70	$59
2.70%, 3/25/36 (a)		126	97
2.71%, 4/25/35 (a)		66	52
Bear Stearns Structured Products, Inc. Trust,
2.51%, 1/26/36 (a)		47	37
Citigroup Mortgage Loan Trust,
2.47%, 6/25/36 (a)		50	40
First Horizon Mortgage Pass-Through Trust,
6.25%, 11/25/36		30	31
Grifonas Finance PLC,
0.39%, 8/28/39 (a)	EUR	57	43
GSMSC Pass-Through Trust,
7.50%, 9/25/36 (a)(b)		$41	35
HarborView Mortgage Loan Trust,
0.37%, 1/19/38 (a)		38	33
IndyMac INDX Mortgage Loan Trust,
2.52%, 12/25/34 (a)		65	59
JP Morgan Mortgage Trust,
2.52%, 6/25/37 (a)		52	47
5.06%, 6/25/36 (a)		102	92
Lehman Mortgage Trust,
6.00%, 7/25/36 - 6/25/37		172	133
Luminent Mortgage Trust,
0.40%, 5/25/37 (a)		75	54
MASTR Alternative Loan Trust,
6.25%, 7/25/36		62	55
			986
Sovereign (16.3%)
Colombia Government International Bond,
6.13%, 1/18/41		100	119
Hungary Government International Bond,
5.38%, 3/25/24		182	204
Indonesia Government International Bond,
5.88%, 1/15/24 (b)		200	232
New Zealand Government Bond,
5.50%, 4/15/23	NZD	260	226
	Face Amount (000)		Value (000)
Poland Government Bond,
4.00%, 10/25/23	PLN	641	$193
Portugal Obrigacoes do Tesouro OT,
4.10%, 2/15/45 (b)	EUR	115	167
4.45%, 6/15/18 (b)		75	91
Select Medical Corp.,
6.38%, 6/1/21		$50	50
Spain Government Bond,
3.75%, 10/31/18 (b)	EUR	150	181
4.20%, 1/31/37		78	119
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (b)		59	70
			1,652
Total Fixed Income Securities (Cost $8,107)			8,082
	Shares
Short-Term Investment (13.5%)
Investment Company (13.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,364)		1,364,415	1,364
Total Investments (93.5%) (Cost $9,471) (d)			9,446
Other Assets in Excess of Liabilities (6.5%)			655
Net Assets (100.0%)			$10,101

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2015.

(d)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	EUR	1,528	$1,644	4/7/15	USD	1,712	$1,712	$68
UBS AG	EUR	49	52	4/7/15	USD	53	53	1
UBS AG	NZD	305	228	4/7/15	USD	229	229	1
UBS AG	PLN	738	195	4/7/15	USD	199	199	4
JPMorgan Chase Bank NA	TRY	3	1	4/7/15	USD	1	1	—	@
HSBC Bank PLC	ZAR	3,949	325	4/7/15	USD	340	340	15
UBS AG	USD	2	2	4/7/15	ZAR	21	2	(—	@)
UBS AG	USD	113	113	4/7/15	ZAR	1,368	113	—	@
UBS AG	USD	208	208	4/7/15	ZAR	2,529	208	—	@
			$2,768				$2,857	$89

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury Long Bond (United States)	1	$164	Jun-15	$2
Short:
German Euro BOBL (Germany)	1	(139)	Jun-15	(— @)
German Euro Bund (Germany)	5	(854)	Jun-15	(12)
U.S. Treasury 2 yr. Note (United States)	7	(1,534)	Jun-15	(4)
U.S. Treasury 5 yr. Note (United States)	2	(240)	Jun-15	(1)
U.S. Treasury 10 yr. Note (United States)	16	(2,062)	Jun-15	(14)
U.S. Treasury Ultra Long Bond (United States)	1	(170)	Jun-15	(1)
				$(30)

@    Value is less than $500.

EUR  —  Euro

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	19.6%
Sovereign	17.5
Finance	16.9
Asset-Backed Securities	15.2
Short-Term Investments	14.5
Mortgages — Other	10.4
Other*	5.9
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with an underlying face amount of approximately $5,163,000 with net unrealized depreciation of approximately $30,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $89,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities	March 31, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $8,107)	$8,082
Investment in Security of Affiliated Issuer, at Value (Cost $1,364)	1,364
Total Investments in Securities, at Value (Cost $9,471)	9,446
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Investments Sold	321
Prepaid Offering Costs	109
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	89
Interest Receivable	75
Due from Adviser	59
Receivable for Variation Margin on Futures Contracts	43
Tax Reclaim Receivable	2
Receivable from Affiliate	—	@
Other Assets	7
Total Assets	10,151
Liabilities:
Payable for Professional Fees	31
Payable for Custodian Fees	3
Payable for Offering Costs	3
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Investments Purchased	1
Payable for Administration Fees	1
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—	@
Other Liabilities	11
Total Liabilities	50
Net Assets	$10,101
Net Assets Consist Of:
Paid-in-Capital	$10,000
Accumulated Net Investment Income	30
Accumulated Net Realized Gain	40
Unrealized Appreciation (Depreciation) on:
Investments	(25)
Futures Contracts	(30)
Foreign Currency Forward Exchange Contracts	89
Foreign Currency Translations	(3)
Net Assets	$10,101

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2015 (000)
CLASS I:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.10
CLASS A:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$10.09
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.45
Maximum Offering Price Per Share	$10.54
CLASS IS:
Net Assets	$10,081
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	998,000
Net Asset Value, Offering and Redemption Price Per Share	$10.10

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015 (unaudited)

Strategic Income Portfolio

Statement of Operations	Period From December 30, 2014^ to March 31, 2015 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$51
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	53
Expenses:
Professional Fees	34
Offering Costs	31
Advisory Fees (Note B)	10
Pricing Fees	6
Shareholder Reporting Fees	5
Custodian Fees (Note F)	4
Administration Fees (Note C)	2
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Other Expenses	—	@
Total Expenses	92
Expenses Reimbursed by Adviser (Note B)	(58)
Waiver of Advisory Fees (Note B)	(10)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	23
Net Investment Income	30
Realized Gain (Loss):
Investments Sold	(22)
Foreign Currency Forward Exchange Contracts	83
Foreign Currency Transactions	1
Futures Contracts	(22)
Net Realized Gain	40
Change in Unrealized Appreciation (Depreciation):
Investments	(25)
Foreign Currency Forward Exchange Contracts	89
Foreign Currency Translations	(3)
Futures Contracts	(30)
Net Change in Unrealized Appreciation (Depreciation)	31
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	71
Net Increase in Net Assets Resulting from Operations	$101

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Strategic Income Portfolio

Statements of Changes in Net Assets	Period From December 30, 2014^ to March 31, 2015 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$30
Net Realized Gain	40
Net Change in Unrealized Appreciation (Depreciation)	31
Net Increase in Net Assets Resulting from Operations	101
Capital Share Transactions:(1)
Class I:
Subscribed	10
Class A:
Subscribed	10
Class IS:
Subscribed	9,980
Net Increase in Net Assets Resulting from Capital Share Transactions	10,000
Total Increase in Net Assets	10,101
Net Assets:
Beginning of Period	—
End of Period (Including Accumulated Net Investment Income of $30)	$10,101
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1
Class A:
Shares Subscribed	1
Class IS:
Shares Subscribed	998

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Strategic Income Portfolio

	Class I
Selected Per Share Data and Ratios	Period from December 30,2014^ to March 31, 2015 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.03
Net Realized and Unrealized Gain	0.07
Total from Investment Operations	0.10
Net Asset Value, End of Period	$10.10
Total Return++	1.00	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	0.96	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.16	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.04	%*
Portfolio Turnover Rate	9	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	17.38	%*
Net Investment Loss to Average Net Assets	(15.26	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Strategic Income Portfolio

	Class A
Selected Per Share Data and Ratios	Period from December 30,2014^ to March 31, 2015 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income†	0.02
Net Realized and Unrealized Gain	0.07
Total from Investment Operations	0.09
Net Asset Value, End of Period	$10.09
Total Return++	0.90	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	1.31	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.80	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.04	%*
Portfolio Turnover Rate	9	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	17.64	%*
Net Investment Loss to Average Net Assets	(15.53	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Financial Highlights

Strategic Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from December 30,2014^ to March 31, 2015 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03
Net Realized and Unrealized Gain	0.07
Total from Investment Operations	0.10
Net Asset Value, End of Period	$10.10
Total Return++	1.00	%#
Ratios and Supplemental Data:
Net Assets, End of Period, in (Thousands)	$10,081
Ratio of Expenses to Average Net Assets (1)	0.91	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.20	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.04	%*
Portfolio Turnover Rate	9	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.69	%*
Net Investment Loss to Average Net Assets	(1.58	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eight separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance. All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Strategic Income Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), seek a total return comprised of income and capital appreciation. The Portfolio commenced operations on December 30, 2014 and offers three classes of shares — Class I, Class A and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade)

and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,432		$—	$1,432
Commercial Mortgage- Backed Securities	—	460		—	460
Corporate Bonds	—	3,552		—	3,552
Mortgages — Other	—	986		—	986
Sovereign	—	1,652		—	1,652
Total Fixed Income Securities	—	8,082		—	8,082
Short-Term Investment
Investment Company	1,364	—		—	1,364
Foreign Currency Forward Exchange Contracts	—	89		—	89
Futures Contracts	2	—		—	2
Total Assets	1,366	8,171		—	9,537
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(—	@)	—	(— @)
Futures Contracts	(32)	—		—	(32)
Total Liabilities	(32)	(—	@)	—	(32)
Total	$1,334	$8,171		$—	$9,505

@  Value is less than $500

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Portfolio did not have any investments transfer between investment levels.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 31, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk		$89
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk		2	(a)
Total				$91
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$	(—	@)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk		(32	)(a)
Total				$(32)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended March 31, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$83
Interest Rate Risk	Futures Contracts	(22)
Total		$61
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$89
Interest Rate Risk	Futures Contracts	(30)
Total		$59

At March 31, 2015, the Portfolio's derivative assets and liabilities are as follows:

Statement of Assets and Liabilities	Gross Amounts of Assets and Liabilities Presented in the
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$89	$	(—	@)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)			Collateral Received (000)	Net Amount (not less than $0) (000)
HSBC Bank PLC	$15		$—		$—	$15
JPMorgan Chase Bank NA	68		—		—	68
UBS AG	6		(—	@)	—	6
Total	$89	$	(—	@)	$—	$89

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Pledged (000)	Net Amount (not less than $0) (000)
UBS AG	$—	@	$	(—	@)	$—	$0

@ Value is less than $500.

For the period ended March 31, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$5,052,000
Futures Contracts:
Average monthly original value	$5,663,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net asset as follows:

First $500 million	Over $500 million
0.40%	0.35%

For the six months ended March 31, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.0% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended March 31, 2015, approximately $10,000 of advisory fees were waived and approximately $58,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"),

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended March 31, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $8,654,000 and $498,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended March 31, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the period ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the period ended March 31, 2015 is as follows:

Value December 30, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2015 (000)
$—	$10,038	$8,674	$2	$1,364

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Notes to Financial Statements (unaudited) (cont'd)

in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

At March 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $97,000 and the aggregate gross unrealized depreciation is approximately $122,000 resulting in net unrealized depreciation of approximately $25,000.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2015

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust, which describes in detail each Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2015 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTSIPSAN
1183018 EXP 05.31.16

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015